    As filed with the Securities and Exchange Commission on January 27, 1997


                                                   1933 Act File No. 2-38613
                                                   1940 Act File No. 811-2031

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 43


                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28


                               MFS SERIES TRUST V
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on January 28, 1997 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on [date] pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on [date] pursuant to paragraph (a)(ii) of rule 485.

     If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its Shares of Beneficial Interest, (without par value), under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 1996 on November 25, 1996.

-------------------------------------------------------------------------------

                               MFS SERIES TRUST V

                              MFS TOTAL RETURN FUND
                                MFS RESEARCH FUND

                              CROSS REFERENCE SHEET

(Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)

                                                                                    STATEMENT OF
     ITEM NUMBER                                                                      ADDITIONAL
FORM N-1A, PART A                     PROSPECTUS CAPTION                     INFORMATION CAPTION
      1     (a), (b)                Front Cover Page                                     *

      2     (a)                     Expense Summary                                      *

            (b), (c)                                 *                                   *

      3     (a)                     Condensed Financial Information                      *

            (b)                                      *                                   *

            (c)                     Information Concerning Shares                        *
                                     of the Fund - Performance
                                     Information

            (d)                     Condensed Financial Information                      *

      4     (a)                     The Fund; Investment Objectives                      *
                                     and Policies

            (b), (c)                Investment Objectives and Policies                   *

      5     (a)                     The Fund; Management of the                          *
                                     Fund - Investment Adviser

            (b)                     Front Cover Page; Management                         *
                                     of the Fund - Investment
                                     Adviser; Back Cover Page

            (c)                     Management of the Fund                               *

            (d)                                      *                                   *

            (e)                     Back Cover Page                                      *

            (f)                     Expense Summary; Condensed                           *
                                     Financial Information

            (g)                     Investment Objectives and Policies                   *

      5A    (a), (b)                                 **                                  **

      6     (a)                     Information Concerning Shares                        *
                                     of the Fund - Description of
                                     Shares, Voting Rights and
                                     Liabilities; Information Concerning
                                     Shares of the Fund - Redemptions
                                     and Repurchases; Information
                                     Concerning Shares of the Fund -
                                     Purchases

            (b), (c), (d)                            *                                   *

            (e)                     Shareholder Services                                 *

            (f)                     Information Concerning Shares                        *
                                     of the Fund - Dividends and
                                     Capital Gain Distributions;
                                     Shareholder Services -
                                     Distribution Options

            (g)                     Information Concerning Shares                        *
                                     of the Fund - Tax Status;
                                     Information Concerning Shares
                                     of the Fund - Dividends and
                                     Capital Gain Distributions

      7     (a)                     Front Cover Page; Management                         *
                                     of the Fund - Distributor; Back
                                     Cover Page

            (b)                     Information Concerning Shares                        *
                                     of the Fund - Purchases

            (c)                     Information Concerning Shares                        *
                                     of the Fund - Purchases;
                                     Information Concerning Shares
                                     of the Fund - Exchanges;

            (d)                     Front Cover Page; Information                        *
                                     Concerning Shares of the Fund -
                                     Purchases


            (e)                     Information Concerning Shares                        *
                                     of the Fund - Distribution Plan;
                                     Expense Summary

            (f)                     Information Concerning Shares                        *
                                     of the Fund - Distribution Plan


      8     (a)                     Information Concerning Shares                        *
                                     of the Fund - Redemptions and
                                     Repurchases; Information
                                     Concerning Shares of the Fund -
                                     Purchases

            (b), (c), (d)           Information Concerning Shares                        *
                                     of the Fund - Redemptions and
                                     Repurchases

      9                                              *                                   *

     10     (a), (b)                                 *                       Front Cover Page

     11                                              *                       Front Cover Page

     12                             The Fund                                 Definitions

     13     (a), (b), (c)                            *                       Investment Objectives;
                                                                              Policies and Restrictions

            (d)                                      *                                   *

     14     (a), (b)                                 *                       Management of the Fund -
                                                                              Trustees and Officers

            (c)                                      *                                   *

     15     (a)                                      *                                   *

            (b), (c)                                 *                       Management of the Fund -
                                                                              Trustees and Officers

     16     (a)                     Management of the Fund -                 Management of the Fund -
                                     Investment Adviser                       Investment Adviser;
                                                                              Management of the Fund -
                                                                              Trustees and Officers

            (b)                     Management of the Fund -                 Management of the Fund -
                                     Investment Adviser                       Investment Adviser

            (c)                                      *                                   *

            (d)                                      *                       Management of the Fund -
                                                                              Investment Adviser

            (e)                                      *                       Portfolio Transactions and
                                                                              Brokerage Commissions


            (f)                     Information Concerning                   Distribution Plan
                                     Shares of the Fund -
                                     Distribution Plan


            (g)                                      *                                   *

            (h)                                      *                       Management of the Fund -
                                                                              Custodian; Independent
                                                                              Auditors and Financial
                                                                              Statements; Back Cover
                                                                              Page

            (i)                                      *                       Management of the Fund -
                                                                              Shareholder Servicing
                                                                              Agent

     17     (a)                                      *                       Portfolio Transactions and
                                                                              Brokerage Commissions

            (b)                                      *                                   *

            (c)                                      *                       Portfolio Transactions and
                                                                              Brokerage Commissions

            (d)                                      *                                   *

            (e)                                      *                       Portfolio Transactions and
                                                                              Brokerage Commissions

     18     (a)                     Information Concerning                   Description of Shares
                                     Shares of the Fund -                     Voting Rights and
                                     Description of Shares,                   Liabilities
                                     Voting Rights and
                                     Liabilities

            (b)                                      *                                   *

     19     (a)                     Information Concerning                   Shareholder Services
                                     Shares of the Fund -
                                     Purchases; Shareholder
                                     Services

            (b)                     Information Concerning                   Management of the Fund -
                                     Shares of the Fund -                     Principal Underwriter;
                                     Net Asset Value;                        Determination of Net
                                     Information Concerning                   Asset Value and
                                     Shares of the Fund -                     Performance - Net Asset
                                     Purchases                                Value

            (c)                                      *                                   *

     20                                              *                       Tax Status


     21     (a)                                      *                       Management of the Fund -
                                                                              Principal Underwriter;
                                                                              Distribution Plan

            (b)                                      *                       Management of the Fund -
                                                                              Principal Underwriter;
                                                                              Distribution Plan

            (c)                                      *                                   *


     22     (a)                                      *                                   *

            (b)                                      *                       Determination of Net Asset
                                                                              Value and Performance

     23                                              *                       Independent Auditors
                                                                              and Financial Statements
-----------------------------
*       Not Applicable
**      Contained in Annual Report

                              MFS TOTAL RETURN FUND

                SUPPLEMENT TO THE FEBRUARY 1, 1997 PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION



     THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 1997, AND CONTAINS A DESCRIPTION OF CLASS I SHARES.

     CLASS I SHARES ARE AVAILABLE FOR PURCHASE ONLY BY CERTAIN INVESTORS AS DESCRIBED UNDER THE CAPTION "ELIGIBLE PURCHASERS" BELOW.

EXPENSE SUMMARY

                                                                                                 CLASS I
SHAREHOLDER TRANSACTION EXPENSES:                                                                -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
   Management Fees........................................................................       0.38%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses(1)(2)...................................................................       0.20%
                                                                                                 -----
   Total Operating Expenses...............................................................       0.58%
         .........
(1) "Other Expenses" is based on Class A expenses incurred during the fiscal year ended September 30, 1996.
(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                               EXAMPLE OF EXPENSES

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

         PERIOD                                               CLASS I
         ------                                               -------
         1 year........................................          $ 6
         3 years.......................................           19

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates; and

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

                 THE DATE OF THIS SUPPLEMENT IS FEBRUARY 1, 1997

                                           PROSPECTUS

                                           February 1, 1997

MFS(R) TOTAL                               Class A Shares of Beneficial Interest
RETURN FUND                                Class B Shares of Beneficial Interest
(A member of the MFS Family of Funds(R))   Class C Shares of Beneficial Interest
-----------------------------------------------------------------------


                                                                      Page
                                                                      ----
 1. Expense Summary .............................................        2
 2. The Fund ....................................................        3
 3. Condensed Financial Information .............................        4
 4. Investment Objectives and Policies ..........................        5
 5. Management of the Fund ......................................       13
 6. Information Concerning Shares of the Fund ...................       15
        Purchases ...............................................       15
        Exchanges ...............................................       20
        Redemptions and Repurchases .............................       21
        Distribution Plan .......................................       23
        Distributions ...........................................       24
        Tax Status ..............................................       25
        Net Asset Value .........................................       25
        Description of Shares, Voting Rights and Liabilities ....       25
        Performance Information .................................       26
 7. Shareholder Services ........................................       27
    Appendix A ..................................................      A-1
    Appendix B ..................................................      B-1

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MFS TOTAL RETURN FUND 500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


The primary investment objective of the MFS Total Return Fund (the "Fund") is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. Under normal market conditions, at least 25% of the Fund's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Fund's assets will be invested in equity securities (see "Investment Objectives and Policies"). The Fund is a diversified series of MFS Series Trust V (the "Trust"), an open-end investment company. The minimum initial investment generally is $1,000 per account (see "Purchases").


The Fund's investment adviser and distributor are Massachusetts Financial Services Company ("MFS") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.


This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor ought to know before investing. The Trust, on behalf of the Fund, has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated February 1, 1997, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund. The SAI is incorporated into this Prospectus by reference. See page 28 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.


  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

1.  EXPENSE SUMMARY

                                                                            CLASS A       CLASS B       CLASS C
SHAREHOLDER TRANSACTION EXPENSES:                                           -------       -------       -------
    Maximum Initial Sales Charge Imposed on Purchases of Fund Shares
      (as a percentage of offering price) .............................      4.75%         0.00%         0.00%
    Maximum Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable) ...........  See Below(1)      4.00%         1.00%


ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees ...................................................      0.38%         0.38%         0.38%
    Rule 12b-1 Fees ...................................................      0.35%(2)      1.00%(3)      1.00%(3)
    Other Expenses(4) .................................................      0.20%         0.29%         0.25%
                                                                              ---           ---           ---
    Total Operating Expenses ..........................................      0.93%         1.67%         1.63%

----------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases. See "Information Concerning Shares of the
    Fund -- Purchases" below.
(2) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company
    Act of 1940, as amended (the "1940 Act"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares.
    The 0.35% per annum distribution/service fee is reduced to 0.25% per annum for shares purchased prior to October 1,
    1989. Distribution expenses paid under the Distribution Plan with respect to Class A shares, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund --
    Distribution Plan" below.
(3) The Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.
(4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."


                            EXAMPLE OF EXPENSES
                            -------------------
An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):

PERIOD                            CLASS A      CLASS B          CLASS C(3)
-------                           -------      -------          ---------
                                                      (1)               (1)
 1 year .........................  $ 57     $ 57     $ 17     $ 27     $ 17
 3 years ........................    76       83       53       51       51
 5 years ........................    97      111       91       89       89
10 years ........................   156      178(2)   178(2)   193      193

----------
(1) Assumes no redemption.
(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.
(3) Purchases subsequent to April 1, 1996 which are redeemed within 12 months of purchase are subject to a 1% CDSC fee.

The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections of the Prospectus: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."


THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2.  THE FUND


The Fund is a diversified series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. The Fund and its predecessor have been in business since 1970. The Trust presently consists of two series, each of which represents a portfolio with separate investment objectives and policies. Shares of the Fund are continuously sold to the public and the Fund then uses the proceeds to buy securities (stocks, bonds and other instruments) for its portfolio. Three classes of shares of the Fund currently are offered for sale to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a CDSC upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans) and subject to an annual distribution and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption declining from 4.00% during the first year to 0% after six years and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and annual distribution fee and service fee up to a maximum of 1.00% per annum. Class C shares do not convert to any other class of shares of the Fund. In addition, the Fund offers an additional class of shares, Class I shares, exclusively to certain institutional investors. Class I shares are made available by means of a separate Prospectus Supplement provided to institutional investors eligible to purchase Class I shares and are offered at net asset value without an initial sales charge or CDSC upon redemption and without an annual distribution and service fee.


The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. Massachusetts Financial Services Company, a Delaware corporation ("MFS" or the "Adviser"), is the Fund's investment adviser. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for the Fund's operations. The Adviser manages the portfolio from day to day in accordance with the Fund's investment objectives and policies. The selection of investments and the way they are managed depend on conditions and trends in the economy and the financial marketplaces. The Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value, less any applicable CDSC.

3.  CONDENSED FINANCIAL INFORMATION
The following information has been audited for at least the latest five fiscal years of the Fund and should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors given upon their authority, as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.

                                                 FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED SEPTEMBER 30,
                         ---------------------------------------------------------------------------------------------------------
                            1996       1995       1994       1993       1992       1991       1990      1989      1988      1987
                            ----       ----       ----       ----       ----       ----       ----      ----      ----      ----
                          CLASS A
                         ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
 beginning of period ...    $ 14.46     $12.80     $13.70     $12.42     $11.82     $10.25    $11.58    $10.13    $11.47    $ 9.77
                            -------     ------     ------     ------     ------     ------    ------    ------    ------    ------
Income from investment operations# --
  Net investmentincome(S)   $  0.64     $ 0.64     $ 0.54     $ 0.45     $ 0.65     $ 0.67    $ 0.64    $ 0.65    $ 0.62    $ 0.56
  Net realized and
    unrealized gain
    (loss) on
    investments and
    foreign currency
    transactions .......       1.21       1.64      (0.69)      1.74       0.75       1.57     (1.25)     1.71     (1.07)     2.07
                            -------     ------     ------     ------     ------     ------    ------    ------    ------    ------
    Total from investment
     operations ........    $  1.85     $ 2.28     $(0.15)    $ 2.19     $ 1.40     $ 2.24    $(0.61)   $ 2.36    $(0.45)   $ 2.63
                            -------     ------     ------     ------     ------     ------    ------    ------    ------    ------
Less distributions
 declared to
 shareholders --
  From net investment
    income(++) .........     $(0.62)    $(0.61)    $(0.54)    $(0.59)    $(0.66)    $(0.61)   $(0.66)   $(0.63)   $(0.60)   $(0.56)
  From net realized gain
    on investments and
    foreign currency
    transactions .......     $(0.66)    $(0.01)    $(0.10)    $(0.32)    $(0.14)    $(0.06)   $(0.06)   $(0.28)   $(0.08)   $(0.36)
  In excess of net
    realized gain on
    investments and
    foreign currency
    transactions .......     --          --         (0.11)     --         --         --        --        --        --        --
  From paid-in capital .     --          --         --         --         --         --        --        --        (0.21)    (0.01)
                            -------     ------     ------     ------     ------     ------    ------    ------    ------    ------
    Total distributions
      declared to
      shareholders .....     $(1.28)    $(0.62)    $(0.75)    $(0.91)    $(0.80)    $(0.67)   $(0.72)   $(0.91)   $(0.89)   $(0.93)
                             ------      -----      -----      -----      -----      -----     -----     -----     -----     -----
Net asset value -- end
  of period ............    $ 15.03     $14.46     $12.80     $13.70     $12.42     $11.82    $10.25    $11.58    $10.13    $11.47
                            =======     ======     ======     ======     ======     ======    ======    ======    ======    ======
TOTAL RETURN(+) ........     13.50%     18.36%    (1.07)%     18.32%     12.26%     22.25%   (5.59)%    23.46%   (3.93)%    26.81%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(S)
  Expenses## ...........      0.91%      0.87%      0.85%      0.84%      0.84%      0.87%     0.85%     0.72%     0.71%     0.63%
  Net investment income       4.35%      4.82%      4.26%      4.51%      5.40%      5.89%     5.71%     5.97%     6.06%     5.05%
PORTFOLIO TURNOVER .....       140%       102%        91%        95%        84%        74%       50%       53%       52%       58%
AVERAGE COMMISSION RATE###  $0.0547      --         --         --         --         --        --        --        --        --
NET ASSETS AT END OF
  PERIOD (000,000 OMITTED)  $ 2,568     $2,242     $1,857     $1,702     $1,198     $  909    $  707    $  628    $  508    $  551

(S) The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

  Net investment income      --          $0.63     $ 0.52      --         --         --        --        --        --        --
  Ratios (to average net assets):
    Expenses## .........     --          0.97%      0.95%      --         --         --        --        --        --        --
    Net investment income    --          4.72%      4.16%      --         --         --        --        --        --        --
----------
   # Per shares data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(++) For the years ended September 30, 1992 and 1991, $0.0508 and $0.0596, respectively, of per share distributions from net investment income have been redesignated as distributions from capital gains.
 (+) Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to
     October 1, 1989). If the charge had been included, the results would have been lower.


                                                               YEAR ENDED SEPTEMBER 30,
                             ---------------------------------------------------------------------------------------------
                                 1996         1995         1994         1993*           1996         1995        1994**
                                 ----         ----         ----         ----            ----         ----        ----
                               CLASS B                                                CLASS C
                               -------                                                -------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period ................      $ 14.46       $12.80       $13.70       $13.53         $ 14.49       $12.80       $12.92
                                  -------       ------       ------       ------         -------       ------       ------
Income from investment operations# --
  Net investment income ....      $  0.52       $ 0.53       $ 0.39       $ 0.06         $  0.53       $ 0.54       $ 0.08
  Net realized and
    unrealized gain (loss)
    on investments and
    foreign currency
    transactions ...........         1.21         1.64        (0.65)        0.16            1.22         1.66        (0.13)
                                  -------       ------       ------       ------         -------       ------       ------
    Total from investment
      operations ...........      $  1.73       $ 2.17       $(0.26)      $ 0.22         $  1.75       $ 2.20       $(0.05)
                                  -------       ------       ------       ------         -------       ------       ------
Less distributions declared
 to shareholders --
  From net investment income       $(0.51)      $(0.50)      $(0.43)      $(0.05)         $(0.52)      $(0.50)      $(0.07)
  From net realized gain on
    investments and foreign
    currency transactions ..        (0.66)        --           --           --               (0.66)       (0.01)      --
  In excess of net
    investment income ......         --          (0.01)       (0.10)        --             --            --           --
  From paid-in capital .....         --           --          (0.11)        --             --            --           --
                                  -------       ------       ------       ------         -------       ------       ------
    Total distributions
      declared to
      shareholders .........       $(1.17)      $(0.51)      $(0.64)      $(0.05)         $(1.18)      $(0.51)      $(0.07)
                                  -------       ------       ------       ------         -------       ------       ------
Net asset value -- end of
  period ...................      $ 15.02       $14.46       $12.80       $13.70         $ 15.06       $14.49       $12.80
                                  =======       ======       ======       ======         =======       ======       ======
TOTAL RETURN ...............       12.49%       17.46%      (1.93)%       15.24%+         12.67%       17.66%      (0.41)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses## ...............        1.67%        1.71%        1.70%        1.75%+          1.63%        1.67%        1.76%+
  Net investment income ....        3.56%        3.97%        3.45%        3.98%+          3.67%        4.14%        4.08%+
PORTFOLIO TURNOVER .........         140%         102%          91%          95%            140%         102%          91%
AVERAGE COMMISSION RATE### .      $0.0547       $ --         $ --         $ --           $0.0547       $ --         $ --
NET ASSETS AT END OF PERIOD
  (000,000 OMITTED) ........      $ 1,284       $1,005       $  843       $  532         $    83       $   23       $    1

----------
  * For the period from commencement of offering of Class B shares, August 23, 1993 to September 30, 1993.
 ** For the period from commencement of offering of Class C shares, August 1, 1994 to September 30, 1994.
  + Annualized.
  # Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commissions rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

4.  INVESTMENT OBJECTIVES AND POLICIES
INVESTMENT OBJECTIVES -- The Fund's primary investment objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Fund believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Fund considers each of these objectives. Under normal market conditions, at least 25% of the Fund's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Fund's assets will be invested in equity securities. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objectives.


INVESTMENT POLICIES -- The Fund's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be held by the Fund. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Fund's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard and Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps")) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P, or Fitch or Duff & Phelps) (commonly known as "junk bonds") including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities (see "Risk Factors -- Lower Rated Bonds" below). Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities. It is not the Fund's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality.

U.S. GOVERNMENT SECURITIES: The Fund may also invest in U.S. Government securities, including the following: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association.


MORTGAGE PASS-THROUGH SECURITIES: The Fund may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by U.S. Government-sponsored corporations (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). See the SAI for a further discussion of these securities.

ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: Fixed income securities that the Fund may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

FOREIGN SECURITIES: The Fund may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Fund may also hold foreign currency in anticipation of purchasing foreign securities. See the SAI for further discussion of foreign securities and the holding of foreign currency, as well as the associated risks.

EMERGING MARKET SECURITIES: Consistent with the Fund's objective and policies, the Fund may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

BRADY BONDS: The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Panama, the Philippines, Poland, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on United States securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to minimize risk.


LENDING OF SECURITIES: The Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to collect the equivalent of interest on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities or a letter of credit).


"WHEN-ISSUED" SECURITIES: The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. The Fund does not pay for the securities until received, and does not start earning interest on the securities until the contractual settlement date. In order to invest its assets immediately, while awaiting delivery of securities purchased on such bases, the Fund will normally invest in cash, short-term money market instruments and high quality debt securities.


INDEXED SECURITIES: The Fund may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


MORTGAGE "DOLLAR ROLL" TRANSACTIONS: The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: The Fund may invest a portion of its assets in "loan participations." By purchasing a loan participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. For a further discussion of loan participations and the risks related to transactions therein, see the SAI.

SWAPS AND RELATED TRANSACTIONS: As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Fund with another party of cash payments based upon different interest rate indices, currencies, or other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Fund might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

The Fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the SAI for risks involved in these activities.


RESTRICTED SECURITIES: The Fund may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Fund's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains oversight, focusing on factors, such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to the Fund's 15% limitation on investments in illiquid investments, the Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


CORPORATE ASSET-BACKED SECURITIES: The Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. See the SAI for further information on these securities.

OPTIONS ON SECURITIES: The Fund may write (sell) covered put and call options on securities and purchase put and call options on securities. The Fund will write such options for the purpose of increasing its return and/or to protect the value of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, resulting in losses which may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

The Fund may purchase put or call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that such declines or increases occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

The Fund may also enter into options on the yield "spread," or yield differential, between two securities, a transaction referred to as a "yield curve" option, for hedging and non-hedging (an effort to increase current income) purposes. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options written by the Fund will be covered as described in the SAI. The trading of yield curve options is subject to all the risks associated with trading other types of options, as discussed below under "Risk Factors" and in the SAI. In addition, such options present risks of loss even if the yield on one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

OPTIONS ON STOCK INDICES: The Fund may write (sell) covered call and put options and purchase call and put options on stock indices. The Fund may write options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When the Fund writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. The Fund will thereby retain the amount of the premium, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Fund for the writing of the option. In addition, if the value of an underlying index moves adversely to the Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received.

The Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

OPTIONS ON FOREIGN CURRENCIES: The Fund may also purchase and write options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As in the case of other types of options, however, the writing of an Option on Foreign Currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an Option on Foreign Currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. The Fund may also choose to, or be required to, receive delivery of the foreign currencies underlying Options on Foreign Currencies it has entered into. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. See "Investment Objectives and Policies -- Foreign Securities" in the SAI for information on the risks associated with holding foreign currency.

FUTURES CONTRACTS: The Fund may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indices of securities or currencies (including any index of U.S. or foreign securities) as such instruments become available for trading ("Futures Contracts"). Such transactions will be entered into for hedging purposes, in order to protect the Fund's current or intended investments from the effects of changes in interest or exchange rates or declines in a securities market, as well as for non-hedging purposes, to the extent permitted by applicable law. The Fund will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if its investment judgment about the general direction of interest or exchange rates or a securities market is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss. The Fund will not enter into any Futures Contract if immediately thereafter the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of its total assets.

OPTIONS ON FUTURES CONTRACTS: The Fund may purchase and write options on Futures Contracts ("Options on Futures Contracts") for hedging purposes or for non-hedging purposes to the extent permitted by applicable law. Purchases of Options on Futures Contracts may present less risk in hedging the Fund's portfolio than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of Options on Futures Contracts, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction.

FORWARD CONTRACTS: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Fund may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes (i.e., speculative purposes). By entering into transactions in Forward Contracts, for hedging purposes, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, Forward Contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. The Fund may choose to, or be required to, receive delivery of the foreign currencies underlying Forward Contracts it has entered into. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. The Fund may also enter into a Forward Contract on one currency to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Fund has established procedures consistent with statements of the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts. See "Investment Objective and Policies -- Foreign Securities" in the SAI for information on the risks associated with holding foreign currency.

RISK FACTORS --
    LOWER RATED BONDS: The Fund may invest in fixed income securities rated Baa by Moody's or BBB by S&P or Fitch and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Fund may also invest in securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities (commonly known as "junk bonds") to the extent described above. No minimum rating standard is required by the Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities, and judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to the Fund but will be reflected in the net asset value of shares of the Fund. See the SAI for more information on lower rated securities.

    OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS: Although the Fund will enter into transactions in options, Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. The Fund also may enter into transactions in options, Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for the Fund which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. The SAI contains a description of the nature and trading mechanics of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies, and includes a discussion of the risks related to transactions therein.

Transactions in Forward Contracts may be entered into only in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities underlying options, Futures Contracts and Options on Futures Contracts traded by the Fund will include both domestic and foreign securities.

    EMERGING MARKET SECURITIES: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the Fund portfolio, or if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Certain markets may require payment for securities before delivery and in such markets the Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund.

                               ----------------

PORTFOLIO TRADING: The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. From time to time, the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets). For a further discussion of portfolio trading, see "Portfolio Transactions and Brokerage Commissions" in the SAI. For the fiscal year ended September 30, 1996, the Fund had a portfolio turnover rate in excess of 100%. Transaction costs incurred by the Fund and the realized capital gains and losses of the Fund may be greater than that of a fund with a lesser portfolio turnover rate.

The portfolio will be managed actively with respect to the Fund's fixed income securities and the asset allocations modified as the Adviser deems necessary. Although the Fund does not intend to seek short-term profits, fixed income securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held.

With respect to its equity securities, the Fund does not intend to trade in securities for short-term profits and anticipates that such securities ordinarily will be held for one year or longer. However, the Fund will effect trades whenever it believes that changes in its portfolio securities are appropriate.

                               ----------------

The investment objectives and policies described above, including investing in Options, Options on Foreign Currency, Futures Contracts, Options on Futures Contracts and Forward Contracts, are not fundamental and may be changed without shareholder approval. A change in the Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund.

The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see "Investment Restrictions" in the SAI). The Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

5.  MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated January 18, 1985 (the "Advisory Agreement"). The Adviser provides the Fund with overall investment advisory and administrative services, as well as general office facilities. David M. Calabro, a Vice President of the Adviser, Geoffrey L. Kurinsky, a Senior Vice President of the Adviser, Judith N. Lamb, a Vice President of the Adviser, Lisa B. Nurme, a Vice President of the Adviser, and Maura A. Shaughnessy, a Vice President of the Adviser, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by the Adviser as a Portfolio Manager since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Fund's fixed income securities, has been employed by the Adviser as a Portfolio Manager since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by the Adviser as a Portfolio Manager since 1992 and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by the Adviser as a Portfolio Manager since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by the Adviser as a Portfolio Manager since 1991 and served as an analyst with Harvard Management Company prior to that time. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee, computed and paid monthly, fixed by a formula based upon a percentage of the Fund's average daily net assets plus a percentage of the Fund's gross income other than gains from the sale of securities. The applicable percentages are reduced as assets and income reach the following levels:


ANNUAL RATE OF MANAGEMENT FEE BASED ON AVERAGE DAILY NET ASSETS    ANNUAL RATE OF MANAGEMENT FEE BASED ON GROSS INCOME
---------------------------------------------------------------------------------------------------------------------------
 .25% of the first $200 million                                     3.57% of the first $14 million
 .212% of average daily net assets in excess of $200 million        3.04% of gross income in excess of $14 million


For the Fund's fiscal year ended September 30, 1996, MFS received management fees under the Advisory Agreement of $13,607,772 (of which $7,760,009 was based on average daily net assets and $5,847,763 on gross income), equivalent, on an annualized basis, to 0.38% of the Fund's average daily net assets.

MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds") and to MFS(R)/Sun Life Series Trust, MFS Institutional Trust, MFS Union Standard Trust, MFS Variable Insurance Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly-owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $52.1 billion on behalf of approximately 2.2 million investor accounts as of December 31, 1996. As of such date, the MFS organization managed approximately $19.9 billion of assets in fixed income securities. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, John D. McNeil, Donald A. Stewart and Arnold D. Scott. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.


A. Keith Brodkin, the Chairman and a director of MFS, is also the Chairman, President and a Trustee of the Trust. W. Thomas London, Stephen E. Cavan, James O. Yost and James R. Bordewick, Jr., all of whom are officers of MFS, are officers of the Trust.


MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Wechsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial has access to the extensive U.S. equity investment expertise of MFS. MFS and Foreign & Colonial each have investment personnel working in each other's offices in Boston and London, respectively.


In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the Fund and also serves as distributor for each of the other MFS Funds.

SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the Fund.

6.  INFORMATION CONCERNING SHARES OF THE FUND


PURCHASES
Class A, B and C shares of the Fund may be purchased at the public offering price through any dealer and other financial institutions ("dealers") having a selling agreement with MFD. Dealers may also charge their customers fees relating to investments in the Fund.

This Prospectus offers Class A, B and C shares, which bear sales charges and distribution fees in different forms and amounts, as described below:


CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

    PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                      SALES CHARGE* AS
                                       PERCENTAGE OF:
                                  -------------------------   DEALER ALLOWANCE
                                                 NET AMOUNT   AS A PERCENTAGE
AMOUNT OF PURCHASE                OFFERING PRICE  INVESTED   OF OFFERING PRICE
------------------                -------------- ----------  -----------------
Less than $100,000 ...............     4.75%        4.99%          4.00%
$100,000 but less than $250,000 ..     4.00         4.17           3.20
$250,000 but less than $500,000 ..     2.95         3.04           2.25
$500,000 but less than $1,000,000      2.20         2.25           1.70
$1,000,000 or more ...............     None**       None**      See Below**

----------
 *Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
**A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of the Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.

    PURCHASES SUBJECT TO A CDSC (but not subject to an initial sales charge). In the following four circumstances, Class A shares are offered at net asset value without an initial sales charge but subject to a CDSC, equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:

    (i) on investments of $1 million or more in Class A shares; and


    (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the Plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization has demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds would be in an amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion.

    (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and

    (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASES THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS. THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY.

In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

   COMMISSION PAID BY MFD TO DEALERS       CUMULATIVE PURCHASE AMOUNT
   ---------------------------------    -----------------------------------
                 1.00%                  On the first $2,000,000, plus
                 0.80%                  Over $2,000,000 to $3,000,000, plus
                 0.50%                  Over $3,000,000 to $50,000,000, plus
                 0.25%                  Over $50,000,000

For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.

    WAIVERS OF INITIAL SALES CHARGE AND CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

    (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

    (ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption as follows:

      YEAR OF                                                   CONTINGENT
     REDEMPTION                                               DEFERRED SALES
   AFTER PURCHASE                                                 CHARGE
   --------------                                             --------------
First ..................................................            4%
Second .................................................            4%
Third ..................................................            3%
Fourth .................................................            3%
Fifth ..................................................            2%
Sixth ..................................................            1%
Seventh and following ..................................            0%


The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996 will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.

    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

    CONVERSION OF CLASS B SHARES. Class B shares of the Fund that remain outstanding for approximately eight years will convert to Class A shares of the Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under the Fund's Distribution Plan applicable to Class B shares. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge or a CDSC but are subject to a CDSC upon redemption of 1.00% during the first year. Class C shares do not convert to any other class of shares of the Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).


Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.


WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.


GENERAL: The following information applies to purchases of all classes of the Fund's shares.

    MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than IRAs) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. The Fund reserves the right to cease offering its shares at any time.


SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

    RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individudals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calender year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

    DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell shares of the Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives, payment for travel expenses, including lodging, incurred by registered representatives for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


    SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

    RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of Shareholders who invested in the Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

                           ------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from the Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.


EXCHANGES
Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.


EXCHANGES AMONG MFS FUNDS (EXCLUDING MFS MONEY MARKET FUNDS): No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.


GENERAL: A shareholder should read the prospectus of the other MFS Funds and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (the "Exchange"), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES
A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared. See "Tax Status" below.

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists.


REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.


CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares), or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C shares and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of the Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year. Prior to April 1, 1996, Class C shares of the MFS Funds were not subject to a CDSC upon redemption. In no event will Class C shares of the MFS Funds purchased prior to this date be subject to a CDSC. For the purpose of calculating the CDSC upon redemption of shares acquired in an exchange on or after April 1, 1996, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares (if such original purchase occurred prior to April 1, 1996, then no CDSC would be imposed upon such a redemption).

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.


The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of the Fund's shares.

    SIGNATURE GUARANTEE. In order to protect shareholders against fraud, the Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.


    REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

    IN-KIND DISTRIBUTIONS. The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.


    INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.


DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit the Fund and its shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each class of shares, as described below.

    SERVICE FEES. The Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

    DISTRIBUTION FEES. The Distribution Plan provides that the Fund may pay MFD a distribution fee based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Fund -- Distributor" in the SAI. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

    OTHER COMMON FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan relating to operating policies as well as initial approval, renewal, amendment and termination are substantially identical as they relate to each class of shares covered by the Distribution Plan.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

    CLASS A SHARES. Class A shares are generally offered with an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (and the remainder of which is paid to MFD). See "Purchases -- Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.10% of the Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commission to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). See "Purchases -- Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed 0.35% per annum of the average daily net assets of the Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

    CLASS B SHARES. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefore, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

Under the Distribution Plan, the Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above).

    CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class C shares.


CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: The Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.35%, 1.00% and 1.00% per annum, respectively. The 0.35% per annum Class A distribution/service fee is reduced to 0.25% per annum for shares purchased prior to October 1, 1989.

DISTRIBUTIONS
The Fund intends to declare as dividends daily and pay to its shareholders as dividends monthly substantially all of its net investment income (dividends will only accrue on shares for which payment has been received). Dividends generally are distributed on the first business day of the month. The Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made (see "Tax Status" and "Shareholder Services -- Distribution Options" below). Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.


TAX STATUS
The Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes the Fund would otherwise be required to pay, the Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes.

Shareholders of the Fund normally will have to pay federal income taxes (and any state or local taxes) on the dividends and capital gain distributions they receive from the Fund, whether the distribution is in cash or in additional shares. A portion of the dividends received from the Fund (but none of the Fund's capital gain distributions) may qualify for the dividends-received deduction for corporations.

Shortly after the end of each calendar year, each shareholder will receive a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion taxable as ordinary income, the portion taxable as long term capital gain, the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction), and the amount, if any, of federal income tax withheld. Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes a distribution of net capital gains or net short-term capital gains may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund intends to withhold U.S. federal income tax at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and certain redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisors as to the tax consequences to them of an investment in the Fund.

NET ASSET VALUE
The net asset value per share of each class of shares of the Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of liabilities attributable to the class from the value of the Fund's assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued on the basis of their market values as described in the SAI. The net asset value of each class of shares is effective for orders received in "good order" by the dealer prior to its calculation and received by MFD prior to the close of that business day.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund, one of two series of the Trust, has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value). The Fund also has a class of shares which it offers exclusively to certain institutional investors, entitled Class I shares. The Trust has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely its class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).


Each share of a class of the Fund represents an equal proportionate interest in the Fund with each other class share, subject to the liabilities of that class. Shares have no pre-emptive or conversion rights (except as set forth above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should the Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself is unable to meet its obligations.


PERFORMANCE INFORMATION
From time to time, the Fund will provide yield, current distribution rate and total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Yield quotations are based on the annualized net investment income per share allocated to each class of the Fund over a 30-day period stated as a percent of the maximum public offering price of that class on the last day of that period. Yield calculations for Class B and Class C shares assume no CDSC is paid. The current distribution rate for each class is generally based upon the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months and is computed by dividing the amount of such dividends by the maximum public offering price of that class at the end of such period. Current distribution rate calculations for Class B and Class C shares assume no CDSC is paid. The current distribution rate differs from the yield calculation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains, and return of invested capital, and is calculated over a different period of time. Total rate of return quotations will reflect the average annual percentage change over stated periods in the value of an investment in each class of shares of the Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of the CDSC, and which will thus be higher. The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public. See the SAI for further information on the calculation of total rate of return for share classes initially offered for sale to the public on different dates.

All performance quotations are based on historical performance and are not intended to indicate future performance. Yield reflects only net portfolio income as of a stated period of time and current distribution rate reflects only the rate of distributions paid by the Fund over a stated period of time, while total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its yield, current distribution rate and total rate of return, see the SAI. For further information about the Fund's performance for the fiscal year ended September 30, 1996, please see the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.


7.  SHAREHOLDER SERVICES
Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Fund, should contact their investment dealer or the Shareholder Servicing Agent (see back cover for address and phone number).

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status" above).

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

    -- Dividends and capital gain distributions reinvested in additional shares.
       This option will be assigned if no other option is specified.

    -- Dividends in cash; capital gain distributions reinvested in additional shares.

    -- Dividends and capital gain distributions in cash.


Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the last business day of the quarter. Checks for dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholders's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


INVESTMENT AND WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Fund makes available the following programs designed to enable shareholders to add to their investment in an account with the Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.


    LETTER OF INTENT: If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with shares of any class of other MFS Funds or MFS Fixed Fund (a bank collective trust) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective trust), reaches a discount level.

    DISTRIBUTION INVESTMENT PROGRAM: Shares of a particular class of the Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by the Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such Fund are available for sale (without a sales charge and not subject to any applicable CDSC).

    SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.

    DOLLAR COST AVERAGING PROGRAMS --
    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds (and, in the case of Class C shares, for shares of MFS Money Market Fund) under the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder if such fund is available for sale. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.


Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charge included in share purchases in the case of Class A shares and because of the assessment of the CDSC for certain share redemptions in the case of Class A shares.

TAX-DEFERRED RETIREMENT PLANS -- Except as noted under "Purchases -- Class C Shares," shares of the Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax adviser before establishing any of the tax-deferred retirement plans described above.

                           ------------------------


The Fund's SAI, dated February 1, 1997, as amended or supplemented from time to time, contains more detailed information about the Trust and the Fund, including, but not limited to, information related to (i) investment objectives, policies and restrictions, (ii) Trustees, officers and investment adviser, (iii) portfolio transactions and brokerage commissions, (iv) Distribution Plan, (v) the method used to calculate performance quotations of the Fund, and (vi) various services and privileges provided by the Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                                                    APPENDIX A
                           WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the contingent deferred sales charge ("CDSC") for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived (Section III).


I.

    WAIVERS OF ALL APPLICABLE SALES CHARGES


    In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B and Class C shares, as applicable, is waived:


    1.  DIVIDEND REINVESTMENT

        o  Shares acquired through dividend or capital gain reinvestment; and


        o Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS Fund in the MFS Family of Funds ("MFS Funds") pursuant to the Distribution Investment Program.


    2.  CERTAIN ACQUISITIONS/LIQUIDATIONS


        o Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.


    3.  AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. Shares acquired by:


        o Officers, eligible directors, employees (including retired employees) and agents of Massachusetts Financial Services Company ("MFS"), Sun Life Assurance Company of Canada ("Sun Life") or any of their subsidiary companies;

        o Trustees and retired trustees of any investment company for which MFS Fund Distributors, Inc. ("MFD") serves as distributor;

        o Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;

        o Employees or registered representatives of dealers and other financial institution ("dealers") which have a sales agreement with MFD;

        o Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to an MFS Fund; and

        o Institutional Clients of MFS or MFS Institutional Advisors, Inc. ("MFSI").


    4.  INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)


        o Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases -- General -- Involuntary Redemptions/ Small Accounts" in the Prospectus.


    5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

        INDIVIDUAL RETIREMENT ACCOUNTS ("IRA'S")


        o  Death or disability of the IRA owner.


        SECTION 401(A) PLANS ("401(A) PLANS") AND SECTION 403(B) EMPLOYER SPONSORED PLANS ("ESP PLANS")


        o  Death, disability or retirement of 401 (a) or ESP Plan participant;

        o Loan from 401(a) or ESP Plan (repayment of loans, however, will constitute new sales for purposes of assessing sales charges);

        o Financial hardship (as defined in Treasury Regulation Section 1.401(k)-1 (d)(2), as amended from time to time);

        o Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

        o  Tax-free return of excess 401(a) or ESP Plan contributions;

        o To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401 (k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent; and

        o Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the Plan's shares in all MFS Funds (i.e., all the assets of the 401
           (a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.


        SECTION 403(B) SALARY REDUCTION ONLY PLANS ("SRO PLANS")


        o  Death or disability of SRO Plan participant.


    6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:


        o To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

        o From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.


II. WAIVERS OF CLASS A SALES CHARGES


    In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares are waived:


    1.  INVESTMENT OF REDEMPTION PROCEEDS FROM UNAFFILIATED MUTUAL FUNDS


        o Shares acquired through the investment of redemption proceeds from another open-end management investment company not distributed or managed by MFD or its affiliates if: (i) the investment is made through a dealer and appropriate documentation is submitted to MFD;
           (ii) the redeemed shares were subject to an initial sales charge or deferred sales charge (whether or not actually imposed); (iii) the redemption occurred no more than 90 days prior to the purchase of Class A shares; and (iv) the MFS Fund, MFD or its affiliates have not agreed with such company or its affiliates, formally or informally, to waive sales charges on Class A shares or provide any other incentive with respect to such redemption and sale.


    2.  WRAP ACCOUNT INVESTMENTS


        o Shares acquired by investments through certain dealers which have entered into an agreement with MFD which includes a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account or a similar program under which such clients pay a fee to such dealer.


    3.  INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS


        o  Shares acquired by insurance company separate accounts.

    4.  RETIREMENT PLANS


        ADMINISTRATIVE SERVICES ARRANGEMENTS


        o Shares acquired by retirement plans whose third party administrators, or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.


        REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS


        o Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.


        Shares redeemed on account of distributions made under the following circumstances:

        IRA'S


        o Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

        o  Tax-free returns of excess IRA contributions.


        401(A) PLANS


        o Distributions made on or after the 401 (a) Plan participant has attained the age of 59 1/2 years old; and

        o Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a Plan.


        ESP PLANS AND SRO PLANS


        o Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.

III. WAIVERS OF CLASS B AND CLASS C SALES CHARGES

    In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:


    1.  SYSTEMATIC WITHDRAWAL PLAN


        o Systematic Withdrawal Plan redemptions with respect to up to 10% per year of the account value at the time of establishment.


    2.  DEATH OF OWNER


        o Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.


    3.  DISABILITY OF OWNER


        o Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent.).


    4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

        IRA'S, 401(A) PLANS, ESP PLANS AND SRO PLANS


        o Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Internal Revenue Code ("Code") rules.

        SALARY REDUCTION EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")

        o Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules;

        o  Death or disability of a SAR-SEP Plan participant.

                                                                    APPENDIX B
                             DESCRIPTION OF BOND RATINGS

The ratings of Moody's, S&P, Fitch and Duff & Phelps represent their opinions as to the quality of various debt instruments. IT SHOULD BE EMPHASIZED, HOWEVER, THAT RATINGS ARE NOT ABSOLUTE STANDARDS OF QUALITY. CONSEQUENTLY, DEBT INSTRUMENTS WITH THE SAME MATURITY, COUPON AND RATING MAY HAVE DIFFERENT YIELDS WHILE DEBT INSTRUMENTS OF THE SAME MATURITY AND COUPON WITH DIFFERENT RATINGS MAY HAVE THE SAME YIELD.

                           MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                          STANDARD & POORS RATINGS SERVICES

AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            FITCH INVESTORS SERVICE, INC.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l +".

A: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protect. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be lowered, FitchAlert is relatively short-term, and should be resolved within 12 months.

                           DUFF & PHELPS CREDIT RATING CO.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "D-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business, and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Duff & Phelps does not rate the specific issue.

                           DUFF & PHELPS SHORT-TERM RATINGS

D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operation factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5: Issuer failed to meet scheduled principal and/or interest payments.

[logo] MFS(SM)
INVESTMENT MANAGEMENT

MFS(R) TOTAL RETURN FUND
Prospectus
February 1, 1997

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian
Investors Bank and Trust Company
89 South Street
Boston, MA 02110

Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606

Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA02110

[logo] MFS(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)

MFS(R) TOTAL RETURN FUND
500 Boylston Street
Boston, MA 02116



                                                  MTR-1-2/97/520M   15/215/315

[Logo]
INVESTMENT  MANAGEMENT

MFS(R) TOTAL                                              STATEMENT OF
RETURN FUND                                               ADDITIONAL INFORMATION


(A Member of the MFS Family of Funds(R))                  February 1, 1997
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
 1. Definitions ...........................................................    2
 2. Investment Objectives, Policies and Restrictions ......................    2
 3. Management of the Fund ................................................   13
      Trustees ............................................................   13
      Officers ............................................................   13
      Investment Adviser ..................................................   14
      Custodian ...........................................................   15
      Shareholder Servicing Agent .........................................   15
      Distributor .........................................................   15
 4. Portfolio Transactions and Brokerage Commissions ......................   16
 5. Shareholder Services ..................................................   17
      Investment and Withdrawal Programs ..................................   17
      Exchange Privilege ..................................................   19
      Tax-Deferred Retirement Plans .......................................   19
 6. Tax Status ............................................................   20
 7. Determination of Net Asset Value and Performance ......................   21
 8. Distribution Plan .....................................................   23
 9. Description of Shares, Voting Rights and Liabilities ..................   24
10. Independent Auditors and Financial Statements .........................   25
    Appendix A -- Performance Information .................................  A-1


MFS TOTAL RETURN FUND
A Series of MFS Series Trust V
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated February 1, 1997. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1.  DEFINITIONS
   "Fund"                        -- MFS Total Return Fund, a series of
                                    MFS Series Trust V (the "Trust"), a
                                    Massachusetts business trust. The
                                    Trust was known as Massachusetts
                                    Financial Total Return Trust until
                                    August 3, 1992.

   "MFS" or the "Adviser"        -- Massachusetts Financial Services
                                    Company, a Delaware corporation.

   "MFD"                         -- MFS Fund Distributors, Inc., a
                                    Delaware corporation.


   "Prospectus"                  -- The Prospectus of the Fund, dated
                                    February 1, 1997, as amended or
                                    supplemented from time to time.


2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
INVESTMENT OBJECTIVES. The Fund's primary investment objective is to obtain above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Fund believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Fund considers each of these objectives. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT POLICIES. The Prospectus contains a discussion of the Fund's policies with respect to investments in various types of securities and the risks involved in such investments. Some of these policies are discussed further below.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: The Fund may purchase loan participations and other direct claims against a borrower. In purchasing a loan participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Fund would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. The Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loan participations acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

The Fund's ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct investments which the Fund will purchase, the Adviser will rely upon its (and not that of the original lending institution's) own credit analysis of the borrower. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, the Fund will include them in the investment limitations described below.

MORTGAGE PASS-THROUGH SECURITIES: The Fund may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayments. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by mortgage pools of Federal Housing Administration-insured or Veterans Administration-guaranteed. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may also buy mortgage-related securities without insurance or guarantees.


SECURITIES LENDING: The Fund may seek to increase its income by lending fixed income portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms (or subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of cash collateral or a fee. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to lend securities, it is not intended that the value of the securities loaned would exceed 30% of the value of the Fund's total assets. The Fund did not lend any of its portfolio securities during its fiscal year ended September 30, 1996.


REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with sellers who are member firms (or subsidiaries thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

"WHEN-ISSUED" SECURITIES: When the Fund commits to purchase a security on a "when-issued" or "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of the SEC policy, purchases of securities on such basis may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Fund determines it necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.


INDEXED SECURITIES: The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.


The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.


MORTGAGE "DOLLAR ROLL" TRANSACTIONS: As described in the Prospectus, the Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. The Fund records these transactions as sale and purchase transactions, rather than as borrowing transactions. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee.


FOREIGN SECURITIES: The Fund may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities (not including American Depositary Receipts). As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.

CORPORATE ASSET-BACKED SECURITIES: The Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Corporate asset-backed securities are often backed by a pool of assets
representing the obligations of a number of   different parties. To lessen the
effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

SWAPS AND RELATED TRANSACTIONS: The Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors.

Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if MFS determines it is consistent with the Fund's investment objective and policies.

The Fund will maintain cash or appropriate liquid assets with its custodian to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with its Custodian with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If MFS is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.


RISKS OF INVESTING IN LOWER RATED BONDS: The Fund may invest in fixed income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Fund may also invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds") to the extent described in the Prospectus. No minimum rating standard is required by the Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.


While the Adviser may refer to ratings issued by established credit rating agencies, it is not the Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent the Fund invests in these lower rated securities, the achievement of its investment objectives may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and bonds on which interest is payable in kind ("PIK Bonds") which are described in the Prospectus.

OPTIONS ON SECURITIES: The Fund may write (sell) covered call and put options on securities and purchase call and put options on securities. The Fund may write options on securities for the purpose of increasing its return on such securities and for hedging purposes.

A call option written by the Fund is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire such security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. A put option written by the Fund is covered if the Fund maintains cash or high grade government securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. Put and call options written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit the Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund, provided that another option on such security is not written. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, the Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option previously written by the Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options could be used by the Fund in the same market environments that call options would be used in equivalent buy-and-write transactions.

The Fund may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will be undertaken by the Fund for purposes in addition to hedging, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

The Fund also may purchase put and call options on securities. Put options would be purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the underlying securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and related transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rose or declined sufficiently, the option may expire worthless to the Fund.

OPTIONS ON STOCK INDICES: The Fund may write (sell) covered call and put options on stock indices and purchase call and put options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired.

The Fund may cover call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. The Fund may cover put options on stock indices by maintaining cash or high grade government securities with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. Put and call options on stock indices written by the Fund may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The purchase of call options on stock indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on stock indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

The Fund also may purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

YIELD CURVE OPTIONS: The Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.


Yield curve options may be used for the same purposes as other options on securities. Specifically, the Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Fund will be "covered". A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. See the paragraph below for a discussion of the policies the Adviser intends to follow to limit a Fund's investment in these securities.


The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. The Fund will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. The Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

OPTIONS ON FOREIGN CURRENCIES: The Fund may purchase and write put and call options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put Options on the Foreign Currency. If the value of the currency did decline, the Fund would have the right to sell such currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of Options on Foreign Currencies would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in Options on Foreign Currencies which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write Options on Foreign Currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it may, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurred, the option would most likely not be exercised, and the diminution in value of portfolio securities would be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

FUTURES CONTRACTS: The Fund may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indices of securities of currencies (including any index of U.S. or foreign securities) as such instruments become available for trading ("Futures Contracts"). A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency or the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "marking to the market."

Purchases or sales of stock index futures contracts may be used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

As noted in the Prospectus, the Fund may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where a Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

OPTIONS ON FUTURES CONTRACTS: The Fund may write or purchase options to buy or sell Futures Contracts ("Options on Futures Contracts"), for hedging purposes or for non-hedging purposes, to the extent permitted by applicable law. The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

The Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade government securities in a segregated account with its custodian. The Fund may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through segregation of cash or cash equivalents in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. Put and call Options on Futures Contracts written by the Fund may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by the Fund, the Fund will be required to sell the underlying Futures Contract which, if the Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by the Fund is exercised, the Fund will be required to purchase the underlying Futures Contract which, if the Fund has covered its obligation through the sale of such Contract, will close out its futures position.

The Fund may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.


In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodities Futures Trading Commission (the "CFTC") require that the Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

FORWARD CONTRACTS: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "Forward Contract"). The Fund may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes. The Fund may also enter into Forward Contracts for "cross-hedging" as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. The Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.


The Fund has established procedures consistent with statements by the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

RISK FACTORS: IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE FUND'S PORTFOLIO -- The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, and Forward Contracts will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. Because the securities in the Fund's portfolio will most likely not be the same as those securities underlying a stock index, the correlation between movements in the portfolio and in the securities underlying the index will not be perfect. The trading of Futures Contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in such markets. In this regard, trading by speculators in options and Futures Contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts. It should be noted that Futures Contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or Futures Contracts based on a broad market index, because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. Further, with respect to options on securities, options on stock indices and Options on Futures Contracts, the Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security, index or Futures Contract, the Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument.

The Fund will invest in a hedging instrument only if, in the judgment of its Adviser, there would be expected to be a sufficient degree of correlation between movements in the value of the instrument and movements in the value of the relevant portion of the Fund's portfolio for such hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

It should also be noted that the Fund may enter into transactions in options, futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes, including the purpose of increasing its return on portfolio securities. As a result, in the event of adverse market movements, the Fund might be subject to losses, which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In addition, the method of covering an option employed by the Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains.

With respect to the writing of straddles on securities, the Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.

POTENTIAL LACK OF A LIQUID SECONDARY MARKET -- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund had insufficient cash available to meet margin requirements, it might be necessary to liquidate portfolio securities at a time when it would be disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability effectively to hedge its portfolios, and could result in trading losses. The liquidity of a secondary market in a Futures Contract or options thereon may also be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN -- Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Because the Fund would engage in the purchase or sale of Futures Contracts and the writing of Options on Futures Contracts solely for hedging purposes, however, and would purchase and write options on securities and stock indices in part for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. Where the Fund writes options on securities or options on stock indices for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

TRADING AND POSITION LIMITS -- The exchanges on which Futures Contracts and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Fund.

RISK OF OPTIONS ON FUTURES CONTRACTS -- The amount of risk the Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying index or Futures Contract.

ADDITIONAL RISKS OF TRANSACTIONS NOT CONDUCTED ON EXCHANGES -- Transactions in Forward Contracts are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Fund. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies. Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur on that market which would not be reflected in the forward markets until the following day, thereby preventing the Fund from responding to such events in a timely manner. Settlements of exercises of Forward Contracts generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Forward Contracts, and over-the-counter options on securities, are not traded on exchanges regulated by the CFTC or the SEC, but through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Fund's ability to utilize Forward Contracts in the manner set forth above could be restricted.

The Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options.

When the Fund purchases a Futures Contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund's custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging effect of such Futures Contract is minimized.


INVESTMENT RESTRICTIONS. The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust (or a class or series, as applicable), or (ii) 67% or more of the outstanding shares of the Trust (or a class or series, as applicable) present at a meeting if holders of more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) are represented at such meeting in person or by proxy):


The Fund may not:
    (1) Borrow amounts in excess of 5% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

    (2) Pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 33 1/3% of its gross assets taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options on securities, stock indices and foreign currencies ("Options"), Futures Contracts, Options on Futures Contracts, Forward Contracts, and payments of initial and variation margin in connection therewith are not considered a pledge of assets;

    (3) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (4) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry;

    (5) Purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or mineral leases, commodities or commodity contracts (except for Options, Futures Contracts, Options on Futures Contracts and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Fund will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for Options, Futures Contracts, Options on Futures Contracts and Forward Contracts);

    (6) Make loans to other persons except through the lending of its portfolio securities and by entering into repurchase agreements (see the discussion above under the caption "Investment Policies"). Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days. The Fund may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions. For these purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

    (7) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than U.S. Government securities;

    (8) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class;

    (9) Invest for the purpose of exercising control or management;

    (10) Purchase securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation, provided, however, that the Fund shall not purchase the securities of any investment company or investment trust if such purchase at the time thereof would cause more than 10% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer, and provided, further, that the Fund shall not purchase securities issued by any open-end investment company;

    (11) Invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years" continuous operation;

    (12) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

    (13) Purchase any securities on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make margin deposits in connection with Options, Futures Contracts, Options on Futures Contracts and Forward Contracts;

    (14) Sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or

    (15) Purchase or sell any put or call options or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, foreign currencies, indices of securities and Futures Contracts.


As a matter of non-fundamental policy, the Fund may not invest in securities (other than repurchase agreements maturing in seven days or less) which are subject to legal or contractual restrictions on resale or for which there is no readily available market (unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security) if more than 15% of the Fund's assets (taken at market value) would be invested in such securities. The Fund also may not invest more than 5% of the value of the Fund's net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to Securities may be deemed to be without value.

These investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

3.  MANAGEMENT OF THE FUND
The Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the management of the Fund's assets, and the officers of the Trust are responsible for the Fund's operations. The Trust's officers and Trustees are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)


TRUSTEES


A. KEITH BRODKIN,* Chairman and President (born 8/4/35)
Massachusetts Financial Services Company, Chairman

RICHARD B. BAILEY* (born 9/14/26)
Private investor; Massachusetts Financial Services Company, Former Chairman
  (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

PETER G. HARWOOD (born 4/3/26)
Private Investor
Address: 211 Lindsay Pond Road, Concord, Massachusetts

J. ATWOOD IVES (born 5/1/36)
Eastern Enterprises (diversified holding company), Chairman and Chief
  Executive Officer; The Neiman Marcus Group, Inc., Vice Chairman and Chief Financial Officer (prior to February 1992)
Address: 9 Riverside Road, Weston, Massachusetts

LAWRENCE T. PERERA (born 6/23/35)
Hemenway & Barnes (attorneys), Partner
Address: 60 State Street, Boston, Massachusetts

WILLIAM J. POORVU (born 4/10/35)
Harvard University Graduate School of Business Administration, Adjunct
  Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November
  1993)
Address: Harvard Business School, Soldier's Field Road, Cambridge,
  Massachusetts

CHARLES W. SCHMIDT (born 3/18/28)
Private investor; OHM Corporation, Director; The Boston Company, Director;
  Boston Safe Deposit and Trust Company, Director; Mohawk Paper Company,
  Director
Address: 30 Colpitts Road, Weston, Massachusetts

ARNOLD D. SCOTT,* Senior Executive Vice President and Secretary
(born 12/16/42)
Massachusetts Financial Services Company

JEFFREY L. SHAMES,* President (born 6/2/55)
Massachusetts Financial Services Company

ELAINE R. SMITH (born 4/25/46)
Independent Consultant; Brigham and Women's Hospital, Executive Vice President
  and Chief Operating Officer (prior to September 1992)
Address: Weston, Massachusetts

DAVID B. STONE (born 9/2/27)
North American Management Corp. (investment adviser), Chairman and Director;
  Eastern Enterprises, Director
Address: Ten Post Office Square, Suite 300, Boston Massachusetts


OFFICERS


W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General
  Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel
----------
*"Interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Adviser whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.


The Fund pays the compensation of non-interested Trustees and Mr. Bailey who currently receive a fee of $5,500 per year plus $250 per meeting and $225 per committee meeting attended, together with such Trustee's out-of-pocket expenses. The Trust has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under the plan, a Trustee will retire upon reaching age 73 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 73 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Fund will accrue its allocable share of compensation expenses each year to cover current year's service and amortize past service cost.


Set forth below is certain information concerning the cash compensation paid to the Trustees and benefits accrued, and estimated benefits payable, under the retirement plan.

                          TRUSTEE COMPENSATION TABLE

                                     RETIREMENT
                                      BENEFIT                    TOTAL TRUSTEE
                                     ACCRUED AS     ESTIMATED    FEES FROM FUND
                      TRUSTEE FEES  PART OF FUND  CREDITED YEARS    AND FUND
       TRUSTEE        FROM FUND(1)   EXPENSE(1)   OF SERVICE(2)    COMPLEX(3)
-------------------------------------------------------------------------------
Richard B. Bailey        $8,700        $1,758            8          $247,168
A. Keith Brodkin         --0--         --0--           N/A           --0--
Peter G. Harwood          9,600         1,293            5           105,995
J. Atwood Ives            8,450         1,830           17            98,750
Lawrence T. Perera        8,900         3,636           26            98,310
William J. Poorvu         9,600         3,826           25           102,840
Charles W. Schmidt        9,600         3,641           20           105,995
Arnold D. Scott          --0--         --0--           N/A           --0--
Jeffrey L. Shames        --0--         --0--           N/A           --0--
Elaine R. Smith           9,600         1,821           27           105,995
David B. Stone            9,825         3,848           14           108,710

(1) For fiscal year ended September 30, 1996.
(2) Based on normal retirement age of 73.
(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).

                          ESTIMATED ANNUAL BENEFITS
                      PAYABLE BY FUND UPON RETIREMENT(4)

                                          YEARS OF SERVICE
                       -------------------------------------------------------
 AVERAGE TRUSTEE FEES        3             5             7        10 OR MORE
------------------------------------------------------------------------------
        $ 7,605            $1,141        $1,901        $2,662       $3,803
          8,246             1,237         2,061         2,886        4,123
          8,886             1,333         2,222         3,110        4,443
          9,527             1,429         2,382         3,334        4,763
         10,167             1,525         2,542         3,558        5,084
         10,808             1,621         2,702         3,783        5,404

(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.

As of December 31, 1996, all Trustees and officers as a group owned less than 1% of the Fund's shares outstanding. As of December 31, 1996, Merrill Lynch, Pierce, Fenner & Smith Inc., 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484 was the record owner of approximately 5.60% of the outstanding Class C shares of the Fund.


The Declaration of Trust provides that the Trust will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of a settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.


INVESTMENT ADVISER
MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.), which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").


The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated January 18, 1985 (the "Advisory Agreement"). The Adviser provides the Fund with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee, computed and paid monthly, on the basis of a formula based upon a percentage of the Fund's average daily net assets plus a percentage of its gross income (i.e., income other than gains from the sale of securities). The applicable percentages are reduced as assets and income reach the following levels:

   ANNUAL RATE OF MANAGEMENT FEE         ANNUAL RATE OF MANAGEMENT FEE
 BASED ON AVERAGE DAILY NET ASSETS           BASED ON GROSS INCOME
------------------------------------    --------------------------------
 .25% of the first $200 million          3.57% of the first $14 million
 .212% of average daily net assets in    3.04% of gross income in excess
  excess of $200 million                of $14 million


For the Fund's fiscal year ended September 30, 1996, MFS received management fees under the Advisory Agreement of $13,607,772 (of which $7,760,009 was based on average daily net assets and $5,847,763 on gross income), equivalent on an annualized basis, to 0.38% of the Fund's average daily net assets. For the Fund's fiscal year ended September 30, 1995, MFS received management fees under the Advisory Agreement of $11,256,389 (of which $6,210,710 was based on average daily net assets and $5,045,679 on gross income), equivalent on an annualized basis, to 0.39% of the Fund's average daily net assets. For the Fund's fiscal year ended September 30, 1994, MFS received management fees under the Advisory Agreement of $9,315,310 (of which $5,365,312 was based on average daily net assets and $3,949,998 on gross income), equivalent, on an annualized basis, to 0.37% of the Fund's average daily net assets. In order to comply with the expense limitations of certain state securities commissions, the Adviser will reduce its management fee or otherwise reimburse the Fund for any expenses, exclusive of interest, taxes and brokerage commissions, incurred by the Fund in any fiscal year to the extent such expenses exceed the most restrictive of such state expense limitations. The Adviser will make appropriate adjustments to such reimbursements in response to any amendment or rescission of the various state requirements. Any such adjustment would not become effective until the beginning of the Fund's next fiscal year following the date of such amendments or the date on which such requirements become no longer applicable.

The Fund pays all of the Fund's expenses (other than those assumed by MFS or MFD), including: governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares; expenses of preparing, printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of Investors Bank & Trust Company, the Fund's custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except that its Distribution Agreement with MFD, the Fund's Distributor, requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated among the series in a manner believed by management of the Trust to be fair and equitable. For a list of the Fund's expenses, including the compensation paid to the Trustees who are not officers of MFS during the fiscal year ended September 30, 1996, see "Financial Statements -- Statement of Operations" in the Annual Report to shareholders. Payment by the Fund of brokerage commissions for brokerage and research services of value to the Adviser in serving its clients is discussed under the caption "Portfolio Transactions and Brokerage Commissions."


MFS pays the compensation of the Trust's officers and of any Trustee who is an officer of MFS. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments, effecting its portfolio transactions, and, in general, administering its affairs.


The Advisory Agreement will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Restrictions") or by either party on not more than 60 days" nor less than 30 days' written notice. MFS may render services to others and neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.


CUSTODIAN
Investors Bank & Trust Company (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of each class of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.


SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement, effective August 1, 1985 (the "Agency Agreement") with the Trust. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and keeping records in connection with the issuance, transfer and redemption of each class of shares of the Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.13%. In addition, the Shareholder Servicing Agent will be reimbursed by the Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. State Street Bank and Trust Company, the dividend and distribution disbursing agent, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Fund.


DISTRIBUTOR
MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement, dated as of January 1, 1995 (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling Class A shares of the Fund to dealers. The public offering price of Class A shares of the Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of the Fund is calculated by dividing net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of the Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" in this SAI). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs").

Class A shares of the Fund may be sold at their net asset value to certain persons or in certain circumstances as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer commission is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD, on behalf of the Fund, will pay a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.


CLASS B, CLASS C AND CLASS I SHARES: MFD acts as agent in selling Class B, Class C and Class I shares of the Fund to dealers. The public offering price of Class B, Class C and Class I shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus and the Prospectus Supplement pursuant to which Class I shares are offered).


GENERAL: Neither MFD nor dealers are permitted to delay the placement of orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the Custodian for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.


During the Fund's fiscal year ended September 30, 1996, MFD and dealers and certain other financial institutions received net commissions of $1,144,503 and $6,409,441, respectively (as their concession on gross commissions of $7,553,944), for selling Class A shares of the Fund. The Fund received $427,829,505 representing the aggregate net asset value of such shares. During the Fund's fiscal year ended September 30, 1995, MFD and dealers and certain other financial institutions received net commissions of $862,946 and $4,972,643, respectively (as their concession on gross commissions of $5,835,589), for selling Class A shares of the Fund. The Fund received $339,269,433 representing the aggregate net asset value of such shares. During the Fund's fiscal year ended September 30, 1994, MFD and dealers and certain other financial institutions received net commissions of $1,855,403 and $9,829,248, respectively (as their concession on gross commissions of $11,684,651), for selling Class A shares of the Fund. The Fund received $429,939,786 representing the aggregate net asset value of such shares.

For the Fund's fiscal years ended September 30, 1996, 1995 and 1994, the Contingent Deferred Sales Charge ("CDSC") imposed on redemption of Class A shares were $13,595, $27,736 and $414, respectively. For the Fund's fiscal years ended September 30, 1996, 1995 and 1994, the CDSC imposed on redemption of Class B shares was $1,500,543, $1,756,259 and $404,550, respectively. During the Fund's fiscal year ended September 30, 1996 the CDSC imposed on redemption of Class C shares was $3,178.

The Distribution Agreement will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


4.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Specific decisions to purchase or sell securities for the Fund are made by a portfolio committee consisting of persons who are employees of the Adviser and who are appointed and supervised by its senior officers. Changes in the Fund's investments are reviewed by the Board of Trustees. Members of the Fund's portfolio committee may serve other clients of the Adviser or any subsidiary of the Adviser in similar capacities.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the general level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market-makers, unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Adviser. At present no other recapture arrangements are in effect.

Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund. The Trust's Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $39,100 of commission business from the MFS Funds to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).


The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser sometimes uses evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such Research because a substantial number of transactions were effected through brokers which provide Research but which were selected principally because of their execution capabilities.

The management fee that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


For the Fund's fiscal years ended September 30, 1994, 1995 and 1996, total brokerage commissions of $670,133, $1,333,734 and $3,740,816 on total transactions of $405,332,911, $829,696,064 and $2,942,323,293, respectively, were paid. Not all of the Fund's transactions are equity security transactions which involve the payment of brokerage commissions. During the Fund's fiscal year ended September 30, 1996, the Fund owned securities issued by Alex Brown, Inc. which securities had a value of $4,225,158 at the end of such fiscal year, by Lehman Brothers, Inc., which securities had a value of $15,799,056 at the end of such fiscal year, by Merrill Lynch Pierce Fenner & Smith Inc., which securities had a value of $6,779,375 at the end of such fiscal year and by Salomon Brothers, Inc. which securities had a value of $2,683,750 at the end of such fiscal year. Each of these entities are regular broker dealers of the Fund.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for the Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.


5.  SHAREHOLDER SERVICES
INVESTMENT AND WITHDRAWAL PROGRAMS -- The Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

  LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with shares of Class B or Class C of the Fund or any of the Classes of other MFS Funds, or MFS Fixed Fund (a bank collective trust) within a 13-month period (or 36-month period in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Fund's Account Application or filing a seperate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36-months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of the Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


  RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when that shareholder's new investment, together with the current offering price value of all the holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective trust) reaches a discount level (see "Purchases" in the Prospectus for the sales charges on quantity purchases). For example, if a shareholder owns shares valued at $75,000 and purchases an additional $25,000 of Class A shares of the Fund, the sales charge for the $25,000 purchase would be at the rate of 4% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made. See the prospectus for further information on the Right of Accumulation.

SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.


  DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends and capital gains made by the Fund with respect to a particular class of shares may be automatically invested in shares of the same class of one of the other MFS Funds, if shares of the fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not be subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.


  SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of the establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order: (i) any "Free Amount"; (ii) to the extent necessary, any "Reinvested Shares"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in full and fractional shares of the Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Fund ceases to assume the cost of these services. The Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any SWP may also be terminated at any time by either the shareholder or the Fund.


  INVEST BY MAIL: Additional investments of $50 or more may be made at any time by mailing a check payable to the Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

  GROUP PURCHASES: A bona fide group and all of its members may be treated as a single purchaser and, under the Right of Accumulation (but not a Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.


  AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of other MFS Funds (if available for sale) under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in a MFS Fund for investment in other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund, as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account in such MFS Fund will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.


No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares of the MFS Fund are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges, are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan including the treatment of any CDSC, see "Exchange Privilege" below.


  REINSTATEMENT PRIVILEGE: Shareholders of the Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where the shares of such funds are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of their initial purchase in the case of Class B shares or within 12 months of the initial purchase of Class C shares and certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently any loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

EXCHANGE PRIVILEGE -- Subject to the requirements set forth below, some or all of the shares for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale and if the purchaser is eligible to purchase the class of shares) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.


Each Exchange Request must be in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account (except that the minimum is $50 for accounts of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent). Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If the Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), the exchange usually will occur on that day if all of the requirements set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Shareholders in the other MFS Funds (except holders of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of the Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchases) for shares of the MFS Funds, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

TAX-DEFERRED RETIREMENT PLANS -- Shares of the Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

  Individual Retirement Accounts (IRAs) (for individuals and their non-employed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

  Simplified Employee Pension (SEP-IRA) Plans;

  Retirement Plans Qualified under Section 401(k) of the Internal Revenue Code of 1986 (the "Code"), as amended;

  403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and

  Certain other qualified pension and profit-sharing plans.

The plan documents provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

Investors should consult with their tax adviser before establishing any of the tax-deferred retirement plans described above.

6.  TAX STATUS
The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.


Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes (whether the distribution is paid in cash or reinvested in additional shares). A portion of the Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution of net capital gains or net short-term capital gains will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a redemption of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of the Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) without payment of an additional sales charge of Class A shares of the Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).

The Fund's current dividend and accounting policies will affect the amount, timing and character of distributions to shareholders, and may, under certain circumstances, make an economic return of capital taxable to shareholders. Any investment in zero coupon securities, deferred interest bonds, payment-in-kind bonds, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.


The Fund's transactions in options, Futures Contracts, and Forward Contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options, Futures Contracts, Forward Contracts and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.


Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes and investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund. Investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at a rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments made to Non-U.S. Persons that are subject to such withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes. Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise shareholders of the extent, if any, to which distributions consist of such interest. Shareholders are urged to consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes as well as regarding the tax consequences of an investment in the Fund.


7.  DETERMINATION OF NET ASSET VALUE AND PERFORMANCE
NET ASSET VALUE
The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the day on which they are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding.

Bonds and other fixed income securities (other than short-term obligations) in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing service has been approved by the Trust's Board of Trustees. All other securities, futures contracts and options in the Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the NASDAQ system, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Short-term obligations with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Other short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the Exchange which will not be reflected in the computation of the Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.

All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD in its capacity as the Fund's distributor, or its agent, the shareholder servicing agent, prior to the close of that business day.

The Trustees review the appropriateness of the time of day as of which the net asset value is computed.


PERFORMANCE INFORMATION
TOTAL RATE OF RETURN: The Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares purchased after April 1, 1996) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the maximum sales charge (currently 4.75% on Class A shares) and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC. Prior to October 1, 1989, the maximum sales charge on Class A shares was 7.25%. On October 1, 1989, the maximum sales charge on Class A shares was lowered to 4.75%, a sales charge on reinvested dividends was eliminated and a Distribution Plan (described below) pursuant to Rule 12b-1 under the 1940 Act was implemented with respect to Class A shares.

The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of the Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each class are presented in Appendix A attached hereto under the heading "Performance Quotations."

PERFORMANCE RESULTS: The performance results for Class A shares presented in Appendix A attached hereto under the heading "Performance Results" assume an initial investment of $10,000 in Class A shares and cover the period from January 1, 1987 through December 31, 1996 for Class A shares. It has been assumed that dividends and capital gain distributions were reinvested in additional shares. These performance results, as well as any total rate of return quotations provided by the Fund, should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields and total rates of return should be considered when comparing the yield and total rate of return of the Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value and account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).

YIELD: Any yield quotation for a class of shares of the Fund is based on the annualized net investment income per share of that class over a 30-day period. The yield for each class of shares of the Fund is calculated by dividing the net investment income per share allocated to that class earned during the period by the maximum offering price per share of that class of the Fund on the last day of that period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing (i) the dividends and interest allocated to that class during the period, minus accrued expenses of that class for the period, by (ii) the average number of shares of the class, entitled to receive dividends during the period multiplied by the maximum offering price per share on the last day of the period. The yield calculation for Class A shares assumes a maximum sales charge of 4.75%. The yield calculations for Class B and Class C shares assume no CDSC is paid. Yield quotations for each class of shares are presented in Appendix A attached hereto under the heading "Performance Quotations".

CURRENT DISTRIBUTION RATE: Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to the Fund's shareholders. Amounts paid to shareholders of each class are reflected in the "current distribution rate" for that class. The current distribution rate for a class is computed by dividing the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months by the maximum public offering price of that class at the end of such period. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and return of invested capital, and is calculated over a different period of time. The Fund's current distribution rate calculation for Class A shares assumes a maximum sales charge of 4.75%. The Fund's current distribution rate calculation for Class B and Class C shares assumes no CDSC is paid. Current distribution rate quotations for each class of shares are presented in Appendix A attached hereto.

GENERAL: From time to time the Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding the following: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planningsm program, an inter-generational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS:  MFS has a long history of innovations.

    -- 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.

    -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

    -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

    -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

    -- 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders to take capital gain distributions either in additional shares or in cash.

    -- 1976 -- MFS(R) Municipal Bond Fund is among the first municipal bond funds established.

    -- 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

    -- 1981 -- MFS(R) World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

    -- 1984 -- MFS(R) Municipal High Income Fund is the first open-end mutual fund to seek high tax-free income from lower-rated municipal securities.

    -- 1986 -- MFS(R) Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

    -- 1986 -- MFS(R) Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

    -- 1987 -- MFS(R) Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.

    -- 1989 -- MFS(R) Regatta becomes America's first non- qualified market-value-adjusted fixed/variable annuity.

    -- 1990 -- MFS(R) World Total Return Fund is the first global balanced fund.

    -- 1993 -- MFS(R) World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

    -- 1993 -- MFS becomes money manager of MFS(R) Union Standard Trust, the first Trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.


8.  DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares (the "Distribution Plans") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and the respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the Fund's expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effects that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A shares, no service fees will be paid:
(i) to any dealer who is the holder or dealer of record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from the Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to the Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

DISTRIBUTION AND SERVICE FEES PAID DURING THE FUND'S LAST FISCAL YEAR: During the fiscal year ended September 30, 1996, the Fund paid the following Distribution Plan expenses:

                                    AMOUNT OF       AMOUNT OF       AMOUNT OF
                                   DISTRIBUTION   DISTRIBUTION     DISTRIBUTION
                                   AND SERVICE     AND SERVICE     AND SERVICE
                                    FEES PAID     FEES RETAINED   FEES RECEIVED
CLASSES OF SHARES                    BY FUND         BY MFD         BY DEALERS
-----------------                  ------------   -------------   -------------
Class A Shares                     $ 7,883,575     $2,661,359       $5,222,216

Class B Shares                     $11,488,260     $8,754,280       $2,733,980

Class C Shares                     $   487,605     $    5,233       $  482,372

GENERAL: The Distribution Plan will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in the Distribution Plan or in any related agreement.

9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the Fund and one other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of each of the Trust's two series, Class A shares, Class B shares and Class C shares as well as Class I shares for the Fund. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees in accordance with the provisions of section 16(c) of the 1940 Act. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust shares (as defined in "Investment Restrictions") or by an instrument in writing without a meeting, signed by a majority of Trustees and consented to by the holders of not less than a majority of the shares outstanding and entitled to vote. Shares have no pre-emptive or conversion rights (except as described in the Prospectus under "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


10.  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

The Portfolio of Investments at September 30, 1996, the Statement of Assets and Liabilities at September 30, 1996, the Statement of Operations for the year ended September 30, 1996, the Statement of Changes in Net Assets for each of the two years in the period ended September 30, 1996, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                    APPENDIX A
                           PERFORMANCE INFORMATION
The performance results and quotations below should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary. See "Determination of Net Asset Value and Performance" in the SAI.

                    PERFORMANCE RESULTS -- CLASS A SHARES

                                                    VALUE OF          VALUE OF           VALUE OF
                                                INITIAL $10,000     CAPITAL GAIN        REINVESTED          TOTAL
            YEAR ENDED                             INVESTMENT       DISTRIBUTIONS       DIVIDENDS           VALUE
            ----------                          ---------------     -------------       ---------           -----
        December 31, 1987                            $ 8,999           $   373           $   487           $ 9,859
        December 31, 1988                              9,560               607             1,174            11,341
        December 31, 1989                             10,813             1,042             2,101            13,956
        December 31, 1990                              9,925               972             2,734            13,631
        December 31, 1991                             11,271             1,379             3,929            16,579
        December 31, 1992                             11,476             1,859             4,913            18,248
        December 31, 1993                             12,467             2,206             6,339            21,012
        December 31, 1994                             11,626             2,073             6,758            20,457
        December 31, 1995                             13,467             3,320             9,176            25,963
        December 31, 1996                             13,822             5,026            10,907            29,755

Explanatory Notes: The results in the table assume that income dividends and capital gain distributions were invested in additional shares. The results also assume that the initial investment in Class A shares was reduced by the current maximum applicable sales charge. No adjustment has been made for income taxes, if any, payable by shareholders.

                            PERFORMANCE QUOTATIONS
All performance quotations are for the fiscal year ended September 30, 1996.

                                                                                              ACTUAL 30-DAY   30-DAY
                                                                                                   YIELD      YIELD
                                                             AVERAGE ANNUAL TOTAL RETURNS       (INCLUDING   (WITHOUT     CURRENT
                                                            -------------------------------         ANY         ANY     DISTRIBUTION
                                                            1 YEAR     5 YEAR       10 YEAR       WAIVERS)    WAIVERS)      RATE
                                                            ------     ------       -------     ----------    --------  ------------
        Class A Shares with sales charge ................    8.12%     10.95%        11.44%         N/A        3.71%       3.95%
        Class A Shares without sales charge .............   13.50%     12.03%        11.98%         N/A         N/A         N/A
        Class B Shares with CDSC ........................    8.49%     11.19%(1)     11.69%(1)      N/A         N/A         N/A
        Class B Shares without CDSC .....................   12.49%     11.45%(1)     11.69%(1)      N/A        3.14%       3.41%
        Class C Shares with CDSC ........................   11.67%     11.70%(2)     11.82%(2)      N/A         N/A         N/A
        Class C Shares without CDSC .....................   12.67%     11.70%(2)     11.82%(2)      N/A        3.18%       3.44%

(1) Class B share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on August 23, 1993. Sales charges, expenses and expense ratios, and therefore performance, for
    Class A and Class B shares differ. Class B share performance has been adjusted to reflect that Class B shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class B share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

(2) Class C share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class C shares on August 1, 1994. Sales charges, expenses and expense ratios, and therefore performance, for
    Class A and Class C shares differ. Class C share performance has been adjusted to reflect that Class C shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class C share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000


DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN
Investors Bank & Trust Company
89 South Street, Boston, MA 02111

DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606

MAILING ADDRESS
P.O. Box 2281, Boston, MA 02107-9906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

MFS(R) TOTAL
RETURN FUND

500 BOYLSTON STREET
BOSTON, MA 02116

[Logo]
INVESTMENT MANAGEMENT


[recycle symbol] Printed on recycled paper.


                                                   MTR-13-2/97/500    15/215/315

[front cover]

[MFS logo]                                                      Annual Report
INVESTMENT MANAGEMENT                                          for Year Ended
                                                           September 30, 1996

MFS(R) Total Return Fund

[photo of scale with weights on it]

America learns how "We invented the mutual fund", (see page 40)

Table of Contents

Letter from the Chairman                      1
A Discussion with the Fund Manager            3
Performance Summary                           6
Fund Facts                                    8
Portfolio of Investments                      9
Financial Statements                         24
Notes to Financial Statements                31
Independent Auditors' Report                 38
MFS Family of Funds                          39
Trustees and Officers                        41

[screened box]

Highlights

[bullet] For the year ended September 30, 1996, Class A shares of this balanced
         Fund provided a total return of 13.50%, Class B shares 12.49%, and Class C shares 12.67%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges.

[bullet] About 57% of the Fund's assets are invested in stocks, preferred stocks, and convertible bonds, with the remainder in a blend of corporate bonds and U.S. Treasuries.

[bullet] Two of the Fund's major equity sectors are financial services and energy, which include companies that we feel have earnings prospects or asset values equal to or greater than the overall market.

[bullet] Bank stocks have done well, a reflection of their steady rise in earnings and an increase in merger activity that has made most banks more valuable.

[end screened box]

Letter from the Chairman

[photo of A. Keith Brodkin]

Dear Shareholders:

As we enter the last quarter of 1996, the U.S. economy appears to have settled into a pattern of moderate growth and inflation -- two factors that we think can be important contributors to a favorable long-term investment climate. During the first quarter of 1996, real (inflation-adjusted) economic growth was 2.3% on an annualized basis, followed by a rate of 4.7% in the second quarter. Real growth in gross domestic product has surpassed our expectations this year, and we now expect growth for all of 1996 could exceed 2.5%. Although individual consumers appear to be carrying an excessive debt load, the consumer sector itself, which represents two-thirds of the economy, continues to be impressive in its support of the automobile and housing markets. Consumer spending has also been positively impacted by widespread job growth and, more recently, increasing wages. However, the latest statistics appear to be showing signs of a slowdown in consumer spending. This is particularly true when considering overall retail sales, which have been flat for several months. Furthermore, the economies of Europe and Japan continue to be in the doldrums, weakening U.S. export markets while subduing the capital spending plans of American corporations. While economic growth should continue, we expect it could slacken toward the end of the year.

   While we do not anticipate the U.S. stock market to match the extraordinary performance of 1995, we continue to be positive about the equity market this year. Although we believe the equity market represents fair value at current levels, the expected slowdown in corporate earnings growth and the increases in interest rates earlier in the year have raised some near-term concerns, as was seen in July's stock market correction. Further increases in interest rates, and an acceleration of inflation coupled with an additional slowdown in corporate earnings growth, could have a negative effect on the stock market in the near term. However, to the extent that some earnings disappointments are taken as a sign that the economy is not overheating, this may prove beneficial for the longer-term health of the equity market. We also believe that many of the technology-driven productivity gains that U.S. companies have made in recent years will continue to enhance corporate America's competitiveness and profitability. While we have some near-term concerns, we remain quite constructive on the long-term equity market.

   In the bond market, persistent signs of economic weakness led to decreases in short-term interest rates by the Federal Reserve Board in late 1995 and early 1996. Should signs of more rapid economic growth and, particularly, of higher inflation resurface, we would expect the Fed to maintain its anti-inflationary stance. In the beginning of the year, the bond market traded in a narrow range as investors shifted between concern for the lack of a budget resolution in Washington and hope that sluggish economic reports and low inflation might lead to lower interest rates. Later, the fixed-income market began reacting to conflicting signals regarding the economy's strength with more volatile trading patterns marked by an upward bias in interest rates. Interest rates may move even higher over the coming months, but we believe the current rise in bond yields is reaching a point where the fixed-income market is equitably valued.

   Finally, as you may notice, this report to shareholders incorporates a number of changes which we hope you will find informative and useful. Following a discussion with the Fund Manager, we have added new information on the Fund's holdings, including a chart illustrating the portfolio's concentration in the types of investments that meet its criteria. Near the back of the report, telephone numbers and addresses are listed if you would like to contact MFS.

   We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/A. Keith Brodkin

A. Keith Brodkin
Chairman and President

October 10, 1996

A Discussion with the Fund Manager

[photo of David M. Calabro]

For the year ended September 30, 1996, Class A shares of this balanced Fund provided a total return of 13.50%, Class B shares 12.49%, and Class C shares 12.67%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges.

Q. What do you think were some of the reasons for this performance, David?

A. As a balanced fund, we have a large portion of our assets in both stocks and bonds. In addition, we own preferred stocks and convertible bonds, which in many cases provide similar returns to stocks, with less risk. Over the past 12 months, the portfolio held about 57% of its assets in stocks, preferred stocks, and convertible bonds. This allocation provided the bulk of the return for the total portfolio for the past year as equities benefited from a 20.32% increase as measured by the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock performance.

   The remainder of the portfolio was invested in a blend of corporate and U.S. Treasury bonds with an overall duration between five and six years. This fixed-income sector provided positive returns, but the magnitude was far less than that of the stock portion. For example, the Lehman Brothers Government Corporate Bond Index, which is representative of our fixed-income sector, gained 4.50% over the past year. (The Lehman Index is an unmanaged, market-value weighted index of U.S. Treasury and government-agency securities, excluding mortgage-backed securities.)

Q. Could you describe the business and economic environment you faced over the past year, particularly as it relates to the Fund?

A. During the first part of the fiscal year, economic activity declined, pulling interest rates lower. As the year progressed, the U.S. economy picked up steam and posted a surprisingly strong 4.7% growth rate in the second quarter of the calendar year. This pushed interest rates higher and focused the market on whether or not the Federal Reserve Board would continue the tightening trend.

   This improving economic climate gave investors confidence that the excellent earnings growth of corporate America had staying power, and stock prices moved up. However, the high interest rates hurt bond prices, reducing the overall returns in fixed-income securities.

Q. Would you say your current stock/bond allocation is conservative, aggressive, or somewhere in between? And why are you at that allocation?

A. We would describe our current allocation as slightly conservative. Our allocation to stocks, preferred stocks, and convertible bonds has been in the 57% to 58% range. We would consider 60% neutral and 65% to 70% aggressive.

   We have remained somewhat conservative because we believe equities offer less value now than they have historically. In particular, the dividend yield on the S&P 500 is just 2.2%.

Q. We noticed that financial services and energy are two of your major equity sectors. What is it you like about these sectors more than others?

A. We like to own companies that we feel have earnings prospects equal to or higher than the overall market (as measured by the S&P 500). We also like to pay a price (as measured by P/E ratio, dividend yield, price/book) that is below the market. We have found these characteristics in the financial services and energy sectors over the past 12 months.

Q. What other sectors do you like?

A. We like the health care sector, where strong earnings and consolidation are benefiting the outlook for many stocks. We also like the aerospace and defense area, which we think will benefit from a cyclical increase in the number of aircraft being built over the next three years as well as strong free cash flow generation.

Q. Can you tell us about some sectors you might be avoiding, and why?

A. We have been avoiding the technology sector, where many of the stocks have high growth prospects but also high valuations, which means they often carry greater risk. We are also underweighted in consumer companies because many of them are still unable to raise prices. The U.S. consumer continues to demand more value at lower prices.

Q. Can you name some stocks or sectors that performed as well as or better than expected and tell us why you think they did well?

A. Bank stocks have done particularly well because earnings have risen steadily and an increase in merger activity has made nearly all banks more valuable. Drug company stocks and aerospace and defense stocks have also done well for very similar reasons.

Q. Now, how about some stocks or sectors that did not perform as well as you expected?

A. The telephone stocks have been a big disappointment. While we still believe the telecommunications sector is a dynamic growth area, deregulation activity and continued long-distance pricing battles for long-distance service have hurt most of the major participants.

Q. What can you tell us about your bond position, in terms of types of bonds in the portfolio and their average duration, or interest rate sensitivity?

A. About 65% of our bond portfolio is corporate bonds and 35% is Treasuries and mortgages. The average duration is a little more than five years.

Q. As you look ahead, what changes do you see in the overall market or economic environment, particularly as it relates to your Fund, and how are you positioning the Fund to try and take advantage of those changes?

A. We see a modest growth rate in the U.S. economy over the next 12 months. However, over the near term, we believe the Federal Reserve will keep a close watch on wage inflation and general economic activity, and may raise interest rates should the economic numbers suggest a stronger-than-expected economy.

   Given where equity valuations are today, we feel comfortable with our asset allocation. However, should the stock market experience a meaningful correction, we would be looking to buy stocks.

/s/David M. Calabro

David M. Calabro
(On behalf of the MFS Total Return Team)

[screened box]

Fund Managers' Profiles

David M. Calabro, Vice President; Geoffrey L. Kurinsky, Senior Vice President; Judith N. Lamb, Vice President; Lisa B. Nurme, Vice President; and Maura A. Shaughnessy, Vice President, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992. Mr. Kurinsky, the manager of the Fund's fixed-income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991.

[end screened box]

Performance Summary

The information below and on the following page illustrates the historical performance of MFS Total Return Fund Class A shares in comparison to various market indicators. Class A share results reflect the deduction of the 4.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. You cannot invest in an index. All results reflect the reinvestment of all dividends and capital gains.

Class B shares were offered effective August 23, 1993. Information on Class B share performance appears on the next page. Class C shares were offered effective August 1, 1994. Information on Class C share performance appears on the next page.

Growth of a Hypothetical $10,000 Investment
(For the 5-Year Period Ended September 30, 1996)

[typeset representation of line chart]

          MFS Total      Consumer      Lehman
         Return Fund       Price       Brothers     S&P 500
           Class A      Index--U.S.   Gov't/Corp.  Composite
9/91      9525            10000       10000        10000
9/92     10692            10299       11272        11099
9/93     12651            10576       12199        12542
9/94     12516            10889       11997        13000
9/95     14813            11166       13351        16850
9/96     16813            11486       14036        20260

[end line chart]

Growth of a Hypothetical $10,000 Investment
(For the 10-Year Period Ended September 30, 1996)

[typeset representation of line chart]

          MFS Total                  Lehman       Consumer
         Return Fund     S&P 500     Brothers       Price
           Class A      Composite   Gov't/Corp.  Index--U.S.
9/86         9522         10000      10000         10000
9/87        12128         14335       9962         10430
9/88        11693         12555      11234         10866
9/89        14497         16684      12506         11337
9/90        13686         15139      13350         12036
9/91        16732         19849      15467         12444
9/92        18783         22030      17514         12815
9/93        22224         24893      19519         13160
9/94        21987         25803      18710         13550
9/95        26022         33445      21395         13895
9/96        29536         40213      22359         14293

[end line chart]

Average Annual Total Returns               1 Year    3 Years    5 Years    10 Years
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class A)
   at net asset value                      +13.50%     +9.94%    +12.03%    +11.98%
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class A)
   including 4.75% sales charge             +8.12%     +8.18%    +10.95%    +11.44%
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class B)
   without CDSC                            +12.49%     +9.02%    +11.45%    +11.69%
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class B)
   with CDSC                                +8.49%     +8.17%    +11.19%    +11.69%
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class C)
   without CDSC                            +12.67%     +9.40%    +11.70%    +11.82%
----------------------------------------  ---------  ---------  --------------------
MFS Total Return Fund (Class C)
   with CDSC                               +11.67%     +9.40%    +11.70%    +11.82%
----------------------------------------  ---------  ---------  --------------------
Average balanced fund**                    +12.46%    +10.11%    +10.90%    +11.07%
----------------------------------------  ---------  ---------  --------------------
Lehman Brothers Government Corporate
  Bond Index                                +4.50%     +4.63%     +7.65%     +8.38%
----------------------------------------  ---------  ---------  --------------------
Standard & Poor's 500 Composite Index      +20.32%    +17.34%    +15.17%    +14.93%
----------------------------------------  ---------  ---------  --------------------
Consumer Price Index*                       +2.85%     +2.79%     +2.81%     +3.64%
----------------------------------------  ---------  ---------  --------------------

 *The Consumer Price Index is a popular measure of change in prices. **Source: Lipper Analytical Services Inc.

Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. See the prospectus for details. Class C shares have no initial sales charge, but along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases made on or after April 1, 1996 will be subject to a 1% CDSC if redeemed within 12 months of purchase.

Class B and Class C share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on August 23, 1993 and of Class C shares on August 1, 1994. Sales charges and operating expenses for Class A, Class B, and Class C shares differ. The Class A share performance, which is included within the Class B and Class C share SEC performance, has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares. Class B and Class C share performance has not been adjusted, however, to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

All results are historical and therefore, are not an indication of future results. The principal value and income return of an investment in a mutual fund will vary with changes in market conditions, and shares, when redeemed, may be worth more or less than their original cost.

[screened box]

Tax Form Summary

In January 1997, shareholders will be mailed a Tax Form Summary reporting the federal tax status of all distributions paid during the calendar year 1996.

For the year ended September 30, 1996, the amount of distributions from income eligible for the 70% dividends-received deduction for corporations came to 32.8%.

Federal Income Tax Information on Distributions

For the year ended September 30, 1996, distributions from long-term capital gains were $121,623,591.

[end screened box]

[screen box]

Fund Facts

Strategy:                The Fund's primary objective is to provide
                         above-average current income consistent with prudent employment of capital.

Commencement of
investment operations:   October 6, 1970

Size:                    $3.9 billion as of September 30, 1996

[end screened box]

Portfolio Concentration

Top Ten Equity Holdings

United Technologies                              General Electric Co.
Aerospace, defense, and building equipment       Diversified manufacturing and services
company                                          conglomerate

Royal Dutch Petroleum                            National City Bankshares
Oil exploration and production company           Central U.S. Bank

Chase Manhattan Corp.                            Eastman Kodak Company
Money center bank                                Photographic equipment and supplies

Philip Morris Companies, Inc.                    SmithKline Beecham
Tobacco, food, and beverage conglomerate         Pharmaceutical products company

British Petroleum                                CSX Corp.
Oil exploration and production company           Railroad, shipping, and distribution company

Largest Sectors

[typeset representation of pie chart]

Other                 31.5%

Financial Services    20.3%

Energy                17.0%

Industrial Goods
and Services          12.3%

Utilities and
Communications        10.8%

Health Care            8.1%

[end pie chart]

Portfolio of Investments - September 30, 1996

Non-Convertible Bonds - 38.6%
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Banks and Credit Companies - 1.0%
  Advanta Corp., 7.47s, 2001                                                                        $ 9,395   $    9,477,206
  Capital One Bank, 6.875s, 2000                                                                     17,765       17,652,903
  Export-Import Bank of Korea, 6.375s, 2006                                                           3,000        2,775,000
  First National Bank of Boston, 7.375s, 2006                                                         2,500        2,503,125
  Union Bank of Switzerland, 7.25s, 2006                                                              5,000        5,012,500
                                                                                                             ---------------
                                                                                                              $   37,420,734
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Corporate Asset Backed - 2.1%
  Beneficial Mortgage Corp. 96-2, 5.585s, 2026                                                      $25,000   $   25,000,000
  Chevy Chase Master Credit Card Trust, 96-A, 5.619s, 2001                                           32,500       32,500,000
  Continental Air, 96-2, 10.22s, 2014##                                                               5,875        6,792,969
  First Union Corp., 5.482s, 2003                                                                    12,500       12,515,625
  Merrill Lynch Mortgage Investors, Inc., 9.7s, 2010                                                    253          257,845
  Merrill Lynch Mortgage Investors, Inc., 91-C, "B", 8.9s, 2011                                       1,953        1,965,792
  Merrill Lynch Mortgage Investors, Inc., 9s, 2011                                                      702          720,946
  Merrill Lynch Mortgage Investors, Inc., 9.25s, 2011                                                   242          248,984
  Merrill Lynch Mortgage Investors, Inc., 94-M1, 8.073s, 2022+                                        4,000        2,985,000
                                                                                                             ---------------
                                                                                                              $   82,987,161
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Financial Institutions - 1.7%
  Alex Brown, Inc., 7.625s, 2005                                                                    $ 4,215   $    4,225,158
  Auburn Hills Trust, 12s, 2020                                                                       7,795       11,393,250
  Bankers Trust of New York Corp., 7.375s, 2008                                                      12,913       12,734,543
  Contifinancial Corp., 8.375s, 2003                                                                  3,800        3,790,500
  Fairfax Financial Holdings, 8.3s, 2026                                                              5,225        5,263,665
  HubCo., Inc., 8.2s, 2006##                                                                          1,965        1,994,829
  Lehman Brothers, Inc., 7.5s, 2026                                                                  15,600       15,799,056
  Salton Sea Funding Corp., 7.37s, 2005                                                               5,250        5,130,405
  Salton Sea Funding Corp., 7.84s, 2010                                                               5,250        5,155,710
  Salton Sea Funding Corp., 8.3s, 2011                                                                2,500        2,531,800
                                                                                                             ---------------
                                                                                                              $   68,018,916
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Foreign - U.S. Dollar Denominated - 1.0%
  Domtar, Inc., 9.5s, 2016                                                                          $ 2,700   $    2,821,500
  Financiera Energetica Nacional S.A., 6.625s, 1996##                                                 5,360        5,360,000
  Financiera Energetica Nacional S.A., 9.375s, 2006##                                                 1,360        1,366,800
  Hidroelectrica Alicura, 8.375s, 1999##                                                              6,244        6,009,850
  Naples, Italy, 7.52s, 2006                                                                          4,725        4,780,755
  Ocensa, 9.35s, 2005##                                                                               3,500        3,468,637
  Province of Quebec, Canada, 6.5s, 2006                                                              3,125        2,948,466
  Province of Saskatchewan, Canada, 9.375s, 2020                                                        500          593,810
  Republic of Argentina, 9.25s, 2001                                                                  3,000        2,943,750
  Republic of Colombia, 8.75s, 1999                                                                   3,640        3,744,650
  Republic of Colombia, 8.7s, 2016                                                                    7,610        6,991,688
                                                                                                             ---------------
                                                                                                              $   41,029,906
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Industrials - 5.1%
 Building - 0.2%
  Owens Corning Fiberglass Corp., 8.875s, 2002                                                      $ 5,390   $    5,755,819
  Owens Corning Fiberglass Corp., 9.9s, 2015##                                                        2,500        2,725,000
                                                                                                             ---------------
                                                                                                              $    8,480,819
 ----------------------------------------------------------------------------------------- ----------------  ---------------

10


Portfolio of Investments - continued

Non-Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Industrials - continued
 Consumer Goods and Services - 0.3%
  Fingerhut Cos., 7.375s, 1999##                                                                    $ 3,000   $    2,996,250
  Philip Morris Cos., Inc., 7.25s, 2001                                                               2,150        2,158,063
  Philip Morris Cos., Inc., 7.65s, 2008                                                               2,970        2,968,307
  Tupperware Financial, 7.25s, 2006                                                                   3,500        3,494,330
                                                                                                             ---------------
                                                                                                              $   11,616,950
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Entertainment - 1.1%
  Paramount Communications, 5.875s, 2000                                                            $ 3,558   $    3,395,969
  Time Warner, Inc., 7.45s, 1998                                                                     12,460       12,594,443
  Time Warner, Inc., 7.95s, 2000                                                                      6,850        7,007,619
  Time Warner, Inc., 8.375s, 2023                                                                    21,540       21,261,057
                                                                                                             ---------------
                                                                                                              $   44,259,088
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Food and Beverage Products - 0.9%
  Borden, Inc., 0s, 1997##                                                                          $10,000   $    9,564,900
  Coca-Cola Enterprises, 7s, 2026                                                                     4,750        4,740,785
  Nabisco, Inc., 7.55s, 2015                                                                          9,160        8,688,535
  RJR Nabisco, Inc., 8.75s, 2005                                                                      6,800        6,673,248
  RJR Nabisco, Inc., 8.75s, 2007                                                                      6,075        5,907,148
                                                                                                             ---------------
                                                                                                              $   35,574,616
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Forest and Paper Products - 0.6%
  Canadian Pacific Forest, 9.25s, 2002                                                              $11,840   $   12,541,638
  Georgia Pacific Corp., 9.875s, 2021                                                                 8,215        8,892,655
  Stone Container Corp., 9.875s, 2001                                                                 1,875        1,884,375
                                                                                                             ---------------
                                                                                                              $   23,318,668
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Medical and Health Products - 0.1%
  Fisher Scientific, Inc., 7.125s, 2005                                                             $ 4,595   $    4,391,809
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Medical and Health Technology and Services - 0.1%
  Tenet Healthcare, 8.625s, 2003                                                                    $ 2,835   $    2,948,400
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Oils - 0.8%
  Mitchell Energy & Development, 5.1s, 1997                                                         $11,350   $   11,305,281
  Mitchell Energy & Development, 9.25s, 2002                                                          2,375        2,491,779
  Oryx Energy Co., 10s, 2001                                                                          3,800        4,127,142
  Oryx Energy Co., 8s, 2003                                                                           3,650        3,638,576
  Oryx Energy Co., 8.375s, 2004                                                                       8,390        8,484,388
                                                                                                             ---------------
                                                                                                              $   30,047,166
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Printing and Publishing - 0.3%
  News America Holdings, Inc., 10.125s, 2012                                                        $10,000   $   11,239,600
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Restaurants and Lodging - 0.1%
  RHG Finance Corp., 8.875s, 2005                                                                   $ 4,125   $    4,284,845
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Special Products and Services - 0.4%
  Loewen Group International, Inc., 8s, 2001##                                                      $ 5,540   $    5,533,075
  Mark IV Industries, Inc., 7.75s, 2006                                                               8,800        8,481,000
                                                                                                             ---------------
                                                                                                              $   14,014,075
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Steel - 0.1%
  USX-Marathon Group, 9.8s, 2001                                                                    $ 5,000   $    5,520,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Stores - 0.1%
  Price/Costco, Inc., 7.125s, 2005                                                                  $ 4,585   $    4,465,882
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Industrials                                                                                             $  200,161,918
   --------------------------------------------------------------------------------------- ----------------  ---------------

                                                                              11

Portfolio of Investments - continued

Non-Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Insurance - 1.8%
  American Life Holdings Co., 11.25s, 2004                                                          $ 4,880   $    5,477,800
  Liberty Mutual Insurance Co., 8.2s, 2007##                                                         20,120       21,048,739
  Manufacturers' Life Insurance, 7.875s, 2005##                                                      12,770       13,117,983
  Massachusetts Mutual Life, 7.625s, 2023##                                                           2,500        2,429,625
  Metropolitan Life Insurance, 7.7s, 2015##                                                           4,750        4,597,786
  Nationwide Mutual Insurance, 7.5s, 2024##                                                          10,925        9,966,004
  New York Life Insurance Co., 7.5s, 2023                                                             3,600        3,379,176
  PennCorp Financial Group, Inc., 9.25s, 2003                                                         1,500        1,537,500
  Phoenix Re Corp., 9.75s, 2003                                                                       1,000        1,055,000
  Travelers' Group, Inc., 7.875s, 2025                                                                8,685        8,749,964
                                                                                                             ---------------
                                                                                                              $   71,359,577
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Real Estate - 0.2%
  Taubman Realty Group, 8s, 2001                                                                    $ 7,580   $    7,876,152
   --------------------------------------------------------------------------------------- ----------------  ---------------
Telecommunications - 1.0%
  360 Communications Co., 7.5s, 2006                                                                $ 2,293   $    2,228,957
  TCI Communications, Inc., Floating Rate, 2003                                                       8,250        8,250,000
  Tele-Communications, Inc., 7.375s, 2000                                                             2,500        2,500,900
  Tele-Communications, Inc., 7.38s, 2001                                                              5,250        5,245,065
  Tele-Communications, Inc., 10.125s, 2022                                                            6,000        6,511,980
  Tele-Communications, Inc., 9.25s, 2023                                                             12,047       11,724,261
  Viacom, Inc., 7.625s, 2016                                                                          3,540        3,130,280
                                                                                                             ---------------
                                                                                                              $   39,591,443
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Transportation - 1.4%
  AMR Corp., 9.75s, 2021                                                                            $ 3,755   $    4,409,346
  Continental Airlines, 9.5s, 2013                                                                    3,970        4,373,431
  Delta Air Lines, Inc., 9.75s, 2021                                                                  2,420        2,793,914
  Delta Air Lines, Inc., 10.375s, 2022                                                                9,450       11,509,911
  Jet Equipment Trust, 9.41s, 2010##                                                                  3,365        3,810,290
  Jet Equipment Trust, 11.44s, 2014##                                                                 4,700        5,268,747
  Jet Equipment Trust, 8.64s, 2015##                                                                  3,339        3,557,974
  Jet Equipment Trust, 10.69s, 2015##                                                                 1,250        1,498,900
  Qantas Airways, Ltd., 7.5s, 2003##                                                                  5,690        5,693,471
  US Air, Inc., 6.76s, 2008                                                                           3,000        2,868,750
  United Airlines, 9.125s, 2012                                                                       2,500        2,692,500
  United Airlines, 96, 7.27s, 2013                                                                    5,000        4,758,750
                                                                                                             ---------------
                                                                                                              $   53,235,984
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Government Agencies - 2.5%
 Federal Home Loan Mortgage Corporation - 0.3%
  FHLMC, 8.5s, 2025                                                                                 $10,613   $   10,897,774
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Federal National Mortgage Association - 2.2%
  FNMA, 7s, 2026                                                                                    $15,942   $   15,379,309
  FNMA, 7.5s, 2010 - 2011                                                                            50,239       50,537,150
  FNMA, 8.5s, 2003 - 2010                                                                            20,917       21,677,978
  FNMA, 9s, 2001 - 2006                                                                               1,394        1,448,820
                                                                                                             ---------------
                                                                                                              $   89,043,257
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total U.S. Government Agencies                                                                                $   99,941,031
   --------------------------------------------------------------------------------------- ----------------  ---------------

12

Portfolio of Investments - continued

Non-Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Government Guaranteed - 16.5%
 Small Business Administration
  SBA, 8.8s, 2011                                                                                   $   519   $      556,814
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 U.S. Treasury Obligations - 16.5%
  U.S. Treasury Notes, 8.5s, 1997                                                                   $32,750   $   33,317,885
  U.S. Treasury Notes, 6s, 1998                                                                       2,000        1,996,406
  U.S. Treasury Notes, 7.25s, 1998                                                                   44,000       44,715,000
  U.S. Treasury Notes, 8.875s, 1998                                                                  38,900       40,972,592
  U.S. Treasury Notes, 6s, 1999                                                                       1,165        1,156,810
  U.S. Treasury Notes, 9.125s, 1999                                                                  77,010       82,292,115
  U.S. Treasury Notes, 6.875s, 2000                                                                   1,000        1,015,780
  U.S. Treasury Notes, 8.5s, 2000                                                                    71,980       76,591,039
  U.S. Treasury Notes, 6.25s, 2001                                                                   38,000       37,697,140
  U.S. Treasury Notes, 6.5s, 2001                                                                    26,470       26,450,700
  U.S. Treasury Notes, 6.625s, 2001                                                                  41,000       41,249,690
  U.S. Treasury Notes, 7s, 2006                                                                      71,833       73,325,690
  U.S. Treasury Bonds, 12s, 2005                                                                     18,675       25,065,398
  U.S. Treasury Bonds, 12s, 2013                                                                     35,070       49,317,188
  U.S. Treasury Bonds, 11.25s, 2015                                                                   9,200       13,212,028
  U.S. Treasury Bonds, 6s, 2026                                                                      63,787       56,052,826
  U.S. Treasury Bonds, 6.75s, 2026                                                                   46,520       45,465,857
                                                                                                             ---------------
                                                                                                              $  649,894,144
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total U.S. Government Guaranteed                                                                              $  650,450,958
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Utilities - Electric - 3.3%
  Arkansas Power & Light Co., 8.75s, 2026                                                           $ 2,150   $    2,154,687
  Central Maine Power Co., 7.98s, 1996                                                                5,000        5,000,350
  Central Maine Power Co., 7.5s, 1997                                                                 1,000        1,004,970
  Central Maine Power Co., 7.45s, 1999                                                                2,500        2,470,275
  Cleveland Electric Illumination, 8.68s, 2001                                                        3,500        3,563,980
  DQU II Funding Corp., 8.7s, 2016                                                                    6,475        6,676,632
  Edelnor S.A., 7.75s, 2006##                                                                         1,915        1,905,119
  El Paso Electric Co., 8.25s, 2003                                                                   7,000        6,930,000
  First PV Funding Corp., 10.3s, 2014                                                                 7,810        8,288,363
  First PV Funding Corp., 10.15s, 2016                                                                8,993        9,532,580
  Long Island Lighting Co., 8.75s, 1997                                                               8,000        8,071,120
  Long Island Lighting Co., 7.625s, 1998                                                              8,150        8,162,470
  Long Island Lighting Co., 7.125s, 2005                                                              4,000        3,553,640
  Long Island Lighting Co., 8.9s, 2019                                                               10,575        9,894,076
  Long Island Lighting Co., 9.75s, 2021                                                               7,000        6,980,820
  Long Island Lighting Co., 9.625s, 2024                                                             16,390       16,333,455
  Louisiana Power & Light Co., 10.67s, 2017                                                           3,065        3,279,866
  Louisiana Power & Light Co., 8.75s, 2026                                                            1,075        1,053,500
  Midland Cogeneration Venture Corp., 10.33s, 2002                                                    3,098        3,253,041
  Midland Funding Corp. II, "A", 11.75s, 2005                                                         2,220        2,391,895
  Midland Funding Corp., "B", 13.25s, 2006                                                            3,970        4,522,306
  Niagara Mohawk Power Co., 8s, 2004                                                                  3,835        3,587,259
  Pacificorp Holdings, 7.2s, 2006##                                                                   8,320        8,093,779
  Texas & New Mexico Power Co., 12.5s, 1999                                                           2,848        3,104,548
                                                                                                             ---------------
                                                                                                              $  129,808,731
 ----------------------------------------------------------------------------------------- ----------------  ---------------

                                                                              13

Portfolio of Investments - continued

Non-Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------

                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Utilities - Gas - 1.0%
  California Energy Co., 0s, 2004                                                                   $ 5,005   $    5,080,075
  Coastal Corp., 10.25s, 2004                                                                         6,000        6,977,280
  Coastal Corp., 7.75s, 2035                                                                         11,390       10,948,638
  Gulf Canada Resources Ltd., 8.35s, 2006                                                             4,420        4,418,895
  Louis Dreyfus Natural Gas, 9.25s, 2004                                                              2,925        3,012,750
  NGC Corp., 6.75s, 2005                                                                              2,000        1,909,580
  Southern Union Co., 7.6s, 2024                                                                      5,165        4,905,201
  Texas Eastern Corp., 9s, 1997                                                                       1,000        1,008,750
                                                                                                             ---------------
                                                                                                              $   38,261,169
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Non-Convertible Bonds (Identified Cost, $1,530,985,099)                                                 $1,520,143,680
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Convertible Bonds - 2.5%
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Aerospace - 0.1%
  Hexcel Corp., 7s, 2003                                                                            $ 1,500   $    2,113,125
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Automotive
  Pep Boys--Manny, Moe, Jack, 0s, 2011                                                              $ 1,000   $      563,750
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Building
  Continental Homes, 6.875s, 2002                                                                   $   500   $      490,625
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Business Services
  CS First Boston, Inc., 3s, 2001##                                                                 $   500   $      505,000
  Protection One Alarm, 6.75s, 2003                                                                     500          486,875
                                                                                                             ---------------
                                                                                                              $      991,875
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Chemicals - 0.2%
  Sandoz, 2s, 2002##                                                                                $ 1,450   $    1,609,500
  Valhi, Inc., 0s, 2007                                                                              16,719        7,335,461
                                                                                                             ---------------
                                                                                                              $    8,944,961
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Computer Software - Personal Computers
  Synoptics Communications, 5.25s, 2003##                                                           $   750   $      712,500
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Computer Software - Systems - 0.1%
  3Com Corp., 10.25s, 2001##                                                                        $   250   $      475,314
  S3, Inc., 5.75s, 2003##                                                                             1,000        1,233,750
  Safeguard Scientific, 6s, 2006##                                                                    1,500        1,991,250
  SCI System, Inc., 5s, 2006##                                                                          750          988,125
  Solectron Corp., 6s, 2006##                                                                         1,000        1,017,500
                                                                                                             ---------------
                                                                                                              $    5,705,939
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Conglomerates - 0.1%
  Cooper Industries, 7.05s, 2015                                                                    $ 2,000   $    2,192,500
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Consumer Goods and Services - 0.1%
  Coleman Worldwide Corp., 0s, 2013                                                                 $ 3,000   $      873,750
  Fieldcrest Cannon Industries, 6s, 2012                                                              1,860        1,339,200
                                                                                                             ---------------
                                                                                                              $    2,212,950
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Electrical Equipment
  National Semiconductor, 6.5s, 2002##                                                              $ 1,500   $    1,318,125
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Electronics - 0.1%
  ADT Operations, Inc., 0s, 2010                                                                    $ 2,000   $    1,120,000
  Dovatron International, Inc., 6s, 2002##                                                              500          443,125
  Thermo-Electron, 4.25s, 2003##                                                                      1,250        1,523,439
  Xilinx, Inc., 5.25s, 2002##                                                                           500          492,500
                                                                                                             ---------------
                                                                                                              $    3,579,064
   --------------------------------------------------------------------------------------- ----------------  ---------------

14

Portfolio of Investments - continued

Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Financial Institutions
  Cityscape, 6s, 2006##                                                                             $ 1,000   $    1,080,000
  RAC Financial Group, 7.25s, 2003##                                                                    500          677,500
                                                                                                             ---------------
                                                                                                              $    1,757,500
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Food and Beverage Products - 0.1%
  Grand Metropolitan Public Ltd., 6.5s, 2000##                                                      $ 2,000   $    2,317,500
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Insurance - 0.3%
  Equitable Cos., Inc., 6.125s, 2024                                                                $ 8,000   $    9,310,000
  Italy Rep, 5s, 2001                                                                                 1,000        1,015,000
                                                                                                             ---------------
                                                                                                              $   10,325,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Medical and Health Products - 0.3%
  Alza Corp., 0s, 2014                                                                              $ 7,000   $    2,913,750
  North American Vaccine, 6.5s, 2003##                                                                2,250        2,688,750
  Roche Holdings, Inc., 0s, 2008##                                                                    5,000        3,750,000
  Roche Holdings, Inc., 0s, 2010                                                                      4,230        1,829,475
  Ventritex, Inc., 5.75s, 2001                                                                        1,300        1,517,750
                                                                                                             ---------------
                                                                                                              $   12,699,725
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Medical and Health Technology and Services - 0.1%
  National Health Investors, 7.75s, 2001                                                            $   500   $      526,875
  Omega Healthcare Investors, 8.5s, 2001                                                                500          524,375
  Quintiles Transnational, 4.25s, 2000##                                                              1,250        1,351,562
                                                                                                             ---------------
                                                                                                              $    2,402,812
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Oils - 0.1%
  Pogo Producing, 5.5s, 2006##                                                                      $ 2,000   $    2,060,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Oil Services
  Nabors Industries, 5s, 2006                                                                       $ 1,350   $    1,358,438
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Pollution Control - 0.2%
  Sanifill, Inc., 5s, 2006                                                                          $ 1,250   $    1,612,500
  Thermo Terratech, 4.625s, 2003##                                                                      500          480,000
  U.S. Filter, 6s, 2005##                                                                             2,000        3,852,500
  United Waste Systems, Inc., 4.5s, 2001##                                                            2,000        2,385,000
                                                                                                             ---------------
                                                                                                              $    8,330,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Real Estate Investment Trusts - 0.1%
  Liberty Property Trust, 8s, 2001                                                                  $ 3,930   $    4,259,138
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Restaurants and Lodging - 0.1%
  HFS, Inc., 4.75s, 2003                                                                            $   250   $      288,125
  Hilton Hotels Corp., 5s, 2006                                                                         750          802,500
  Marriott, Inc., 0s, 2011##                                                                          2,000        1,120,000
                                                                                                             ---------------
                                                                                                              $    2,210,625
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Special Products and Services - 0.2%
  Cemex S.A., 4.25s, 1997##                                                                         $ 5,500   $    5,273,125
  Checkpoint Systems, 5.25s, 2005                                                                       500          730,625
                                                                                                             ---------------
                                                                                                              $    6,003,750
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Stores - 0.2%
  Federated Department Stores, 5s, 2003                                                             $ 1,000   $    1,123,750
  Home Depot, Inc., 3.25s, 2001                                                                         400          406,000
  Men's Wearhouse, Inc., 5.25s, 2003                                                                    750          736,875
  Office Depot, Inc., 0s, 2008                                                                        3,000        1,852,500
  Saks Holdings, Inc., 5.5s, 2006                                                                     2,245        2,365,668
  Staples, Inc., 4.5s, 2000##                                                                           500          581,875

                                                                              15

Portfolio of Investments - continued

Convertible Bonds - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
                                                                                           Principal Amount
Issuer                                                                                        (000 Omitted)            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Stores - continued
  U.S. Office Products Co., 5.5s, 2001                                                             $    500   $      620,000
  U.S. Office Products Co., 5.5s, 2003                                                                1,500        1,395,000
                                                                                                             ---------------
                                                                                                              $    9,081,668
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Telecommunications - 0.1%
  Broadband Technologies, 5s, 2001##                                                               $    250   $      199,063
  Jacor Communications, 0s, 2011                                                                      2,000        1,025,000
  Tele-Communications, 4.5s, 2006                                                                     2,420        1,963,225
  Turner Broadcasting Systems, Inc., 0s, 2007##                                                       3,000        1,443,750
                                                                                                             ---------------
                                                                                                              $    4,631,038
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Convertible Bonds (Identified Cost, $84,494,454)                                                        $   96,262,608
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Preferred Stocks - 0.3%
 ---------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Insurance - 0.1%
  Aetna Capital LLC. 9.5%, MIPS                                                                     171,400   $    4,649,225
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Metals and Minerals
  Conagra Capital, "A", 9%                                                                           35,900   $      933,400
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Steel - 0.2%
  USX Capital LLC, 8.75%                                                                            277,100   $    6,892,863
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Preferred Stocks (Identified Cost, $11,934,330)                                                         $   12,475,488
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Common Stocks - 50.9%
 ---------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 49.3%
 Aerospace - 2.9%
  Allied Signal, Inc.                                                                               265,000   $   17,456,875
  General Dynamics Corp.                                                                             81,000        5,578,875
  Lockheed Martin Corp.                                                                             126,000       11,355,750
  McDonnell Douglas Co.                                                                             160,000        8,400,000
  Raytheon Co.                                                                                      353,500       19,663,438
  United Technologies Corp.                                                                         425,324       51,092,046
                                                                                                             ---------------
                                                                                                              $  113,546,984
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Agricultural Products - 0.3%
  AGCO Corp.                                                                                        300,000   $    7,650,000
  Case Corp.                                                                                        100,000        4,875,000
                                                                                                             ---------------
                                                                                                              $   12,525,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Airlines - 0.1%
  America West Airlines, "B"*                                                                       424,800   $    4,991,400
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Apparel and Textiles - 0.4%
  Springs Industries, Inc.                                                                           45,000   $    2,002,500
  VF Corp.                                                                                          202,700       12,187,337
                                                                                                             ---------------
                                                                                                              $   14,189,837
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Automotive - 1.7%
  Dana Corp.                                                                                        200,000   $    6,050,000
  Ford Motor Co.                                                                                    530,677       16,583,656
  General Motors Corp.                                                                              186,669        8,960,113
  Goodrich (B.F.) Co.                                                                               566,000       25,540,750
  Goodyear Tire & Rubber Co.                                                                         76,600        3,533,175
  Volvo Aktiebolaget, "B", ADR                                                                      210,000        4,515,000
                                                                                                             ---------------
                                                                                                              $   65,182,694
 ----------------------------------------------------------------------------------------- ----------------  ---------------

16

Portfolio of Investments - continued

Common Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                              Shares            Value
----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Stocks - continued
 Business Machines - 0.7%
  Digital Equipment Corp.*                                                                          430,000   $   15,372,500
  International Business Machines Corp.                                                              45,000        5,602,500
  Texas Instruments, Inc.                                                                            34,500        1,901,813
  Xerox Corp.                                                                                       105,000        5,630,625
                                                                                                             ---------------
                                                                                                              $   28,507,438
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Business Services - 0.1%
  Storage Trust Realty                                                                              250,000   $    5,437,500
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Cellular Telephones - 0.1%
  Telephone & Data Systems, Inc.                                                                     90,860   $    3,657,115
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Chemicals - 2.3%
  Air Products & Chemicals, Inc.                                                                     86,600   $    5,044,450
  Betzdearborn, Inc.                                                                                 70,000        3,675,000
  Dexter Corp.                                                                                      270,000        8,066,250
  Dow Chemical Co.                                                                                  148,900       11,949,225
  du Pont (E.I.) de Nemours, Inc.                                                                   235,000       20,738,750
  PPG Industries, Inc.                                                                               80,000        4,350,000
  Praxair, Inc.                                                                                     380,100       16,344,300
  Rohm & Haas Co.                                                                                   184,000       12,052,000
  Witco Corp.                                                                                       299,010        9,829,954
                                                                                                             ---------------
                                                                                                              $   92,049,929
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Conglomerates - 0.2%
  Eastern Enterprises                                                                               215,000   $    8,116,250
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Construction Services - 0.2%
  Champion International Corp.                                                                      125,000   $    5,734,375
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Consumer Goods and Services - 2.7%
  American Brands, Inc.                                                                             222,200   $    9,387,950
  Colgate-Palmolive Co.                                                                             156,300       13,578,563
  Gillette Co.                                                                                       85,600        6,173,900
  Olin Corp.                                                                                        149,200       12,532,800
  Philip Morris Cos., Inc.                                                                          455,400       40,872,150
  Rubbermaid, Inc.                                                                                  171,300        4,196,850
  Sherwin Williams Co.                                                                              152,400        7,067,550
  UST, Inc.                                                                                         405,000       11,998,125
                                                                                                             ---------------
                                                                                                              $  105,807,888
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Electrical Equipment - 2.0%
  Alcatel Alsthom Compagnie, ADR                                                                     92,480   $    1,560,600
  Cooper Industries                                                                                 150,000        6,487,500
  Emerson Electric Co.                                                                               83,000        7,480,375
  General Electric Co.                                                                              442,372       40,255,852
  Honeywell, Inc.                                                                                   387,000       24,429,375
                                                                                                             ---------------
                                                                                                              $   80,213,702
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Electronics
  Analog Devices, Inc.*                                                                              59,900   $    1,624,788
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Financial Institutions - 6.7%
  Advanta Corp., Class "B"                                                                           91,300   $    3,903,075
  American Express Co.                                                                              290,000       13,412,500
  Associates First Capital, "A"                                                                      61,800        2,533,800
  Bank of Boston Corp.                                                                              475,300       27,507,988
  Bank of New York, Inc.                                                                            842,504       24,748,555

                                                                              17

Portfolio of Investments - continued

Common Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Stocks - continued
 Financial Institutions - continued
  Bank United Corp., "A"*                                                                           138,800   $    3,452,650
  Barnett Banks, Inc.                                                                               120,000        4,050,000
  Beneficial Corp.                                                                                  120,000        6,900,000
  Chase Manhattan Corp.                                                                             517,848       41,492,571
  Comerica, Inc.                                                                                     30,000        1,545,000
  Corestates Financial Corp.                                                                        128,817        5,571,335
  Crestar Financial Corp.                                                                           100,000        5,900,000
  Federal Home Loan Mortgage Corp.                                                                  202,700       19,839,262
  Fleet Financial Group, Inc.                                                                       328,900       14,636,050
  National City Corp.                                                                               856,300       36,071,638
  NationsBank Corp.                                                                                 251,000       21,805,625
  Northern Trust Co.                                                                                114,000        7,495,500
  Republic of New York Corp.                                                                         65,200        4,506,950
  Southern National Corp.                                                                           357,000       11,870,250
  Union Planters Corp.                                                                              175,000        6,212,500
  Wells Fargo & Co.                                                                                       2              520
                                                                                                             ---------------
                                                                                                              $  263,455,769
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Food and Beverage Products - 1.0%
  Anheuser-Busch Cos., Inc.                                                                         100,000   $    3,762,500
  Dimon, Inc.                                                                                       172,200        3,293,325
  General Mills, Inc.                                                                               358,000       21,614,250
  McCormick & Co. Inc.                                                                               83,700        1,956,488
  PepsiCo, Inc.                                                                                     298,400        8,429,800
                                                                                                             ---------------
                                                                                                              $   39,056,363
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Forest and Paper Products - 0.4%
  Kimberly Clark Corp.                                                                              113,500   $   10,002,188
  Weyerhaeuser Co.                                                                                  126,700        5,844,038
                                                                                                             ---------------
                                                                                                              $   15,846,226
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Insurance - 2.0%
  Aetna, Inc.                                                                                        40,300   $    2,836,113
  Allstate Corp.                                                                                    298,800       14,715,900
  CIGNA Corp.                                                                                       183,800       22,033,025
  Conseco, Inc.                                                                                      40,000        1,970,000
  GCR Holdings Ltd.                                                                                 183,200        4,419,700
  ITT Hartford Group, Inc.                                                                           39,300        2,318,700
  St. Paul Cos., Inc.                                                                               198,000       10,989,000
  Torchmark Corp.                                                                                   222,000       10,184,250
  Travelers, Inc.                                                                                   183,854        9,031,803
                                                                                                             ---------------
                                                                                                              $   78,498,491
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Machinery - 0.6%
  Deere & Co., Inc.                                                                                 290,000   $   12,180,000
  Sundstrand Corp.                                                                                  146,000        5,694,000
  York International Corp.                                                                          147,000        7,111,125
                                                                                                             ---------------
                                                                                                              $   24,985,125
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Medical and Health Products - 3.4%
  American Home Products Corp.                                                                      431,000   $   27,476,250
  Baxter International, Inc.                                                                        391,800       18,316,650
  Lilly (Eli) & Co.                                                                                 252,600       16,292,700

18

Portfolio of Investments - continued

Common Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Stocks - continued
 Medical and Health Products - continued
  Pharmacia & Upjohn                                                                                345,575   $   14,254,969
  Rhone-Poulenc Rorer, Inc.                                                                         298,500       21,977,062
  Schering Plough Corp.                                                                              10,000          615,000
  Smithkline Beecham PLC, ADR                                                                       480,100       29,226,089
  Warner-Lambert Co.                                                                                 60,000        3,960,000
                                                                                                             ---------------
                                                                                                              $  132,118,720
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Medical and Health Technology and Services - 0.3%
  Pacificare Health Systems, Inc., "B"*                                                              75,000   $    6,487,500
  St. Jude Medical, Inc.*                                                                           125,000        5,046,875
                                                                                                             ---------------
                                                                                                              $   11,534,375
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Metals and Minerals - 0.6%
  Aluminum Companies of America                                                                     204,800   $   12,083,200
  Phelps Dodge Corp.                                                                                187,560       12,027,285
                                                                                                             ---------------
                                                                                                              $   24,110,485
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Oils - 5.7%
  Amoco Corp.                                                                                       199,800   $   14,085,900
  Atlantic Richfield Co.                                                                            175,500       22,376,250
  British Petroleum PLC, ADR                                                                        323,586       40,448,190
  Exxon Corp.                                                                                       202,936       16,894,422
  Mobil Corp.                                                                                       242,000       28,011,500
  Occidental Petroleum Corp.                                                                        949,600       22,196,900
  Reading & Bates Corp.*                                                                             51,106        1,386,250
  Repsol S.A., ADR                                                                                  145,580        4,822,338
  Royal Dutch Petroleum Co., ADR                                                                    272,000       42,466,000
  Sun, Inc.                                                                                          84,582        1,945,386
  Ultramar Corp.                                                                                     95,000        2,873,750
  USX-Marathon Group                                                                              1,197,400       25,893,775
                                                                                                             ---------------
                                                                                                              $  223,400,661
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Oil Services - 0.4%
  Schlumberger Ltd.                                                                                 209,112   $   17,669,964
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Photographic Products - 0.8%
  Eastman Kodak Co.                                                                                 409,500   $   32,145,750
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Pollution Control - 0.3%
  Browning-Ferris Industries, Inc.                                                                  180,700   $    4,517,500
  Laidlaw One, Inc.                                                                                  44,000        1,881,000
  WMX Technologies, Inc.                                                                            137,400        4,517,025
                                                                                                             ---------------
                                                                                                              $   10,915,525
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Printing and Publishing - 0.7%
  Gannett Co., Inc.                                                                                 225,000   $   15,834,375
  Tribune Co., Inc.                                                                                 162,750       12,694,500
                                                                                                             ---------------
                                                                                                              $   28,528,875
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Railroads - 1.6%
  Burlington Northern Santa Fe                                                                      288,000   $   24,300,000
  CSX Corp.                                                                                         576,000       29,088,000
  Illinois Central Corp.                                                                            348,500       11,021,313
                                                                                                             ---------------
                                                                                                              $   64,409,313
 ----------------------------------------------------------------------------------------- ----------------  ---------------

                                                                              19

Portfolio of Investments - continued

Common Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Stocks - continued
 Restaurants and Lodging - 0.2%
  Felcor Suite Hotels, Inc.                                                                         185,600   $    5,985,600
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Real Estate Investment Trusts - 1.0%
  Beacon Properties Corp.                                                                            93,100   $    2,699,900
  First Industrial Realty                                                                            79,500        2,057,062
  Hong Kong Land Holdings                                                                         1,750,000        4,077,500
  Hospitality Properties Trust                                                                      514,000       13,749,500
  Meditrust Corp.                                                                                   254,800        8,822,450
  National Health Investors, Inc.                                                                   210,200        7,015,425
  Public Storage, Inc.                                                                               71,400        1,615,425
                                                                                                             ---------------
                                                                                                              $   40,037,262
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Special Products and Services - 0.2%
  Stanley Works                                                                                     299,600   $    8,426,250
   --------------------------------------------------------------------------------------- ----------------  ---------------
 Stores - 1.4%
  May Department Stores Co.                                                                         315,560   $   15,344,105
  Office Depot, Inc.*                                                                               126,200        2,981,475
  Sears, Roebuck & Co.                                                                              582,400       26,062,400
  Talbots, Inc.                                                                                     150,000        4,500,000
  Wal-Mart Stores, Inc.                                                                             185,700        4,897,838
                                                                                                             ---------------
                                                                                                              $   53,785,818
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Telecommunications - 0.3%
  Lucent Technologies                                                                                19,600   $      899,150
  Telefonica del Peru, "B", ADR                                                                     422,045        9,654,279
                                                                                                             ---------------
                                                                                                              $   10,553,429
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Utilities - Electric - 2.8%
  Allegheny Power System                                                                            160,000   $    4,640,000
  Carolina Power & Light Co.                                                                        164,800        5,685,600
  Cinergy Corp.                                                                                     345,000       10,651,875
  CMS Energy Corp.                                                                                  330,000        9,941,250
  DPL, Inc.                                                                                         108,000        2,524,500
  Duke Power Co.                                                                                     80,000        3,730,000
  FPL Group, Inc.                                                                                   470,000       20,327,500
  Pacific Gas & Electric Co.                                                                         78,400        1,705,200
  PECO Energy Co.                                                                                   118,100        2,804,875
  Pinnacle West Capital Corp.                                                                       315,000        9,331,875
  Portland General Corp.                                                                            564,000       21,643,500
  Scana Corp.                                                                                       100,000        2,625,000
  Sierra Pacific Resources                                                                          315,000        8,150,625
  Texas Utilities Co.                                                                               166,000        6,577,750
                                                                                                             ---------------
                                                                                                              $  110,339,550
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Utilities - Gas - 3.1%
  Coastal Corp.                                                                                     366,400   $   15,114,000
  Columbia Gas System, Inc.                                                                         100,000        5,600,000
  K N Energy, Inc.                                                                                  138,100        4,868,025
  Pacific Enterprises                                                                               188,400        5,699,100
  Panenergy Corp.                                                                                   683,000       23,648,875
  Questar Corp.                                                                                     120,000        4,245,000
  Sonat, Inc.                                                                                       516,800       22,868,400
  Tenneco, Inc.                                                                                     107,400        5,383,425

20

Portfolio of Investments - continued

Common Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
U.S. Stocks - continued
 Utilities - Gas - continued
  UGI Corp.                                                                                         435,000   $   10,222,500
  Westcoast Energy, Inc.                                                                             50,000          800,000
  Williams Cos., Inc.                                                                               425,012       21,675,612
                                                                                                             ---------------
                                                                                                              $  120,124,937
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Utilities - Telephone - 2.1%
  Ameritech Corp.                                                                                   307,416   $   16,177,767
  AT&T Corp.                                                                                         44,000        2,299,000
  BellSouth Corp.                                                                                   448,500       16,594,500
  GTE Corp.                                                                                         611,000       23,523,500
  MCI Communications Corp.                                                                          891,000       22,831,875
                                                                                                             ---------------
                                                                                                              $   81,426,642
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total U.S. Stocks                                                                                             $1,938,940,030
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Foreign Stocks - 1.6%
 Canada - 0.2%
  Canadian National Railway (Railroad)                                                              355,600   $    7,289,800
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 New Zealand - 0.2%
  Lion Nathan Ltd. (Beverages)                                                                    3,008,500   $    7,484,245
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Spain - 0.1%
  Acerinox (Iron and Steel)                                                                          28,800   $    3,353,792
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 Switzerland - 0.6%
  Ciba-Geigy AG (Pharmaceuticals)                                                                    17,700   $   22,632,971
 ----------------------------------------------------------------------------------------- ----------------  ---------------
 United Kingdom - 0.5%
  PowerGen PLC (Utilities - Electric)                                                             2,879,000   $   21,841,246
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Foreign Stocks                                                                                          $   62,602,054
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Common Stocks (Identified Cost, $1,494,901,539)                                                         $2,001,542,084
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Convertible Preferred Stocks - 3.5%
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Agricultural Products - 0.5%
  Case Corp., $4.50                                                                                 153,200   $   18,613,800
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Airlines
  Continental Air Finance Trust, 8.5%##                                                              10,000   $      560,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Apparel and Textiles - 0.1%
  Owens Corning Capital, 6.5%##                                                                      50,000   $    2,600,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Banks and Credit Companies - 0.2%
  First Chicago Corp., "B", 5.75%                                                                    91,000   $    6,893,250
  Washington Mutual, Inc., "D", $6.00                                                                12,800        1,875,200
                                                                                                             ---------------
                                                                                                              $    8,768,450
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Business Services - 0.1%
  ALCO Standard Corp., $5.04                                                                         30,000   $    2,730,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Computer Software - Systems
  Wang Labs, Inc., "B", 6.5%##                                                                       25,000   $    1,175,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Consumer Goods and Services - 0.1%
  Corning Delaware LP, 6%                                                                            50,000   $    2,825,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Entertainment - 0.2%
  American Radio Systems Co., 7%##                                                                   55,000   $    2,970,000
  Bally Entertainment Corp., 8%, Prides                                                              60,000        1,590,000
  Golden Books Financing, 8.75%##                                                                    35,000        1,968,750
                                                                                                             ---------------
                                                                                                              $    6,528,750
 ----------------------------------------------------------------------------------------- ----------------  ---------------

                                                                              21

Portfolio of Investments - continued

Convertible Preferred Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Financial Institutions - 0.5%
  American Express Co., DECS                                                                         10,000   $      670,000
  Cox Communications, 6%                                                                             43,000          860,000
  First USA, Inc., 6.25%                                                                             10,000          475,000
  Greenfield Capital Trust, 6%, Prides##                                                             28,000        1,204,000
  Jefferson Pilot Co., 7.25%                                                                         35,000        2,948,750
  Merrill Lynch & Co., 6.25%                                                                         77,500        3,119,375
  Merrill Lynch & Co., 6.5%                                                                          60,000        3,660,000
  Penncorp Financial Group, $3.50##                                                                  79,900        4,554,300
  Salomon, Inc., 7.625%                                                                              95,000        2,683,750
                                                                                                             ---------------
                                                                                                              $   20,175,175
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Food and Beverage Products - 0.1%
  Chiquita Brands, $3.75                                                                             10,000   $      520,000
  Dole Food Co., 7%                                                                                  40,000        1,680,000
  RJR Nabisco Holdings, 9.25%, "C"                                                                  604,700        3,250,263
                                                                                                             ---------------
                                                                                                              $    5,450,263
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Insurance - 0.4%
  Conseco, Inc., 7%, Prides                                                                         121,000   $   10,738,750
  St. Paul Capital LLC, 6%, MIPS                                                                    101,700        5,466,375
  SunAmerica, Inc., $3.10, "E"                                                                       15,000        1,278,750
                                                                                                             ---------------
                                                                                                              $   17,483,875
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Medical and Health Technology and Services - 0.1%
  SCI Finance LLC, $3.125, "A"                                                                       35,000   $    3,587,500
  U.S. Surgical Corp., $2.20                                                                         15,000          620,625
                                                                                                             ---------------
                                                                                                              $    4,208,125
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Metals and Minerals
  Reynolds Metals Co., $3.31                                                                         13,000   $      599,625
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Oils - 0.1%
  Atlantic Richfield Co., 9%                                                                         30,500   $      716,750
  Occidental Petroleum Corp., $3.00                                                                  10,000          587,500
  Occidental Petroleum Corp., $3.875##                                                               10,800          619,650
                                                                                                             ---------------
                                                                                                              $    1,923,900
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Pollution Control - 0.1%
  Browning-Ferris Industries, 7.25%, ACES*                                                           80,000   $    2,280,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Precious Metals and Minerals - 0.1%
  Freeport-McMoRan Copper & Gold, Inc., 5%                                                           95,000   $    2,636,250
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Real Estate Investment Trusts
  Security Capital, $1.75, "A"                                                                       29,000   $      757,625
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Restaurants and Lodging
  Wendy's Financing, Inc., 5%                                                                        20,000   $    1,030,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Special Products and Services
  Ceridian Corp., 5.5%                                                                                7,500   $      810,000
  Vanstar Financing Trust, 6.75%##                                                                   10,000          500,000
                                                                                                             ---------------
                                                                                                              $    1,310,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Steel - 0.1%
  AK Steel Holdings Corp., 7%                                                                       141,600   $    5,327,700
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Stores - 0.1%
  K Mart Financing, Inc., 7.75%                                                                      15,000   $      733,125
  TJX Cos., Inc., $7.00, "E"                                                                         11,000        2,197,250
                                                                                                             ---------------
                                                                                                              $    2,930,375
 ----------------------------------------------------------------------------------------- ----------------  ---------------

22

Portfolio of Investments - continued

Convertible Preferred Stocks - continued
------------------------------------------------------------------------------------------ ---------------  ----------------
Issuer                                                                                               Shares            Value
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Telecommunications
  Cablevision Systems Corp., 8.5%                                                                    30,000   $      738,750
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Utilities - Electric - 0.1%
  Devon Financing Trust, $3.25##                                                                     40,000   $    2,040,000
  Williams Cos., Inc., $3.50##                                                                       38,000        3,078,000
                                                                                                             ---------------
                                                                                                              $    5,118,000
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Utilities - Gas - 0.5%
  Enron Corp., 6.25%                                                                                319,200   $    7,581,000
  MCN Corp., 8.75%, Prides                                                                           55,200        1,545,600
  Unocal Corp., 6.25%                                                                               212,040       11,317,635
                                                                                                             ---------------
                                                                                                              $   20,444,235
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Utilities - Telephone - 0.1%
  Cointel, 7%, Prides##                                                                              49,700   $    2,547,125
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Convertible Preferred Stocks
(Identified Cost, $118,936,694)                                                                               $  138,762,023
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Short-Term Obligations - 3.7%
 ---------------------------------------------------------------------------------------------------------------------------
                                                                                           Principal Amount
                                                                                              (000 Omitted)
 ----------------------------------------------------------------------------------------- ----------------  ---------------
  Abbott Labs, due 10/22/96                                                                        $ 10,500   $   10,467,905
  Disney (Walt) Co., due 10/07/96                                                                    12,720       12,708,870
  du Pont (E.I.) de Nemours, Inc., due 10/03/96                                                      12,000       11,996,513
  Federal Farm Credit Bank, due 10/01/96                                                             11,980       11,980,000
  Federal Home Loan Bank, due 10/08/96 - 10/28/96                                                    11,952       11,928,098
  Federal Home Loan Mortgage Corp., due 10/10/96 -  10/23/96                                         54,300       54,158,166
  Heinz (H.J.) Co., due 10/24/96                                                                     13,900       13,852,400
  Hershey Foods, Inc., due 10/15/96                                                                   9,000        8,981,660
  PepsiCo., Inc., due 11/08/96                                                                       10,000        9,944,266
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Short-Term Obligations, at Amortized Cost                                                               $  146,017,878
 ----------------------------------------------------------------------------------------- ----------------  ---------------
Total Investments (Identified Cost, $3,387,269,994)                                                           $3,915,203,761
Other Assets, Less Liabilities - 0.5%                                                                             20,681,495
-----------------------------------------------------------------------------------------------------------  ---------------
Net Assets - 100.0%                                                                                           $3,935,885,256
 ----------------------------------------------------------------------------------------- ----------------  ---------------

 *Non-income producing security.
 +Restricted security.
##SEC Rule 144A restriction.

See notes to financial statements

Financial Statements

Statement of Assets and Liabilities

-------------------------------------------------------------------------------------- ---------------
September 30, 1996
 ------------------------------------------------------------------------------------- ---------------
Assets:
Investments, at value (identified cost, $3,387,269,994)                                $3,915,203,761
Cash                                                                                            3,635
Receivable for daily variation margin on open futures contracts                               109,500
Receivable for Fund shares sold                                                             5,318,951
Receivable for investments sold                                                            49,133,876
Interest and dividends receivable                                                          35,651,499
Other assets                                                                                   71,968
                                                                                       ---------------
 Total assets                                                                          $4,005,493,190
                                                                                       ---------------
Liabilities:
Distributions payable                                                                  $   12,738,854
Payable for Fund shares reacquired                                                          4,299,612
Payable for investments purchased                                                          49,940,446
Payable to affiliates -
 Management fee                                                                               103,101
 Shareholder servicing agent fee                                                               21,089
 Distribution fee                                                                              79,026
Accrued expenses and other liabilities                                                      2,425,806
                                                                                       ---------------
 Total liabilities                                                                     $   69,607,934
                                                                                       ---------------
Net assets                                                                             $3,935,885,256
                                                                                       ---------------
Net assets consist of:
Paid-in capital                                                                        $3,168,174,568
Unrealized appreciation on investments and translation of assets and liabilities in
  foreign currencies                                                                      527,782,661
Accumulated undistributed net realized gain on investments and foreign currency
  transactions                                                                            235,692,844
Accumulated undistributed net investment income                                             4,235,183
                                                                                       ---------------
 Total                                                                                 $3,935,885,256
                                                                                       ---------------
Shares of beneficial interest outstanding                                                261,898,922
                                                                                       ---------------
Class A shares:
Net asset value per share
  (net assets of $2,568,010,072 / 170,867,867 shares of beneficial interest
  outstanding)                                                                             $15.03
                                                                                       ---------------
 Offering price per share (100/95.25)                                                      $15.78
                                                                                       ---------------
Class B shares:
Net asset value and offering price per share
  (net assets of $1,284,456,516 / 85,490,927 shares of beneficial interest
  outstanding)                                                                             $15.02
                                                                                       ---------------
Class C shares:
Net asset value and offering price per share
  (net assets of $83,418,668 / 5,540,128 shares of beneficial interest outstanding)        $15.06
                                                                                       ---------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements

Statement of Operations

 ---------------------------------------------------------------------------  ---------------
 Year Ended September 30, 1996
 ---------------------------------------------------------------------------  ---------------
Net investment income:
Income -
 Interest                                                                      $120,797,212
 Dividends                                                                       69,999,748
 Foreign taxes withheld                                                          (1,027,783)
                                                                              ---------------
  Total investment income                                                      $189,769,177
                                                                              ---------------
Expenses -
 Management fee                                                                $ 13,607,772
 Trustees' compensation                                                             109,577
 Shareholder servicing agent fee (Class A)                                        2,635,299
 Shareholder servicing agent fee (Class B)                                        2,195,380
 Shareholder servicing agent fee (Class C)                                           73,157
 Distribution and service fee (Class A)                                           7,883,575
 Distribution and service fee (Class B)                                          11,488,260
 Distribution and service fee (Class C)                                             487,605
 Custodian fee                                                                      662,530
 Postage                                                                            640,642
 Printing                                                                           255,071
 Auditing fees                                                                       49,300
 Legal fees                                                                          18,162
 Miscellaneous                                                                    2,266,420
                                                                              ---------------
  Total expenses                                                               $ 42,372,750
 Fees paid indirectly                                                              (330,229)
                                                                              ---------------
  Net expenses                                                                 $ 42,042,521
                                                                              ---------------
   Net investment income                                                       $147,726,656
                                                                              ---------------
Realized and unrealized gain (loss) on investments:
Realized gain (identified cost basis) -
 Investment transactions                                                       $288,895,323
 Foreign currency transactions                                                       39,960
 Futures contracts                                                                1,307,705
                                                                              ---------------
  Net realized gain on investments and foreign currency transactions           $290,242,988
                                                                              ---------------
Change in unrealized appreciation (depreciation) -
 Investments                                                                   $  5,219,111
 Translation of assets and liabilities in foreign currencies                        (20,217)
 Futures contracts                                                                 (131,616)
                                                                              ---------------
  Net unrealized gain on investments                                           $  5,067,278
                                                                              ---------------
   Net realized and unrealized gain on investments and foreign currency        $295,310,266
                                                                              ---------------
    Increase in net assets from operations                                     $443,036,922
                                                                              ---------------

See notes to financial statements

Statement of Changes in Net Assets

---------------------------------------------------------------------------------
Year Ended September 30,                              1996             1995
 ----------------------------------------------- ---------------  ---------------
Increase in net assets:
From operations -
Net investment income                            $  147,726,656   $  131,402,134
Net realized gain on investments and foreign
  currency transactions                             290,242,988      120,786,908
Net unrealized gain on investments and foreign
  currency translation                                5,067,278      242,624,905
                                                 ---------------  ---------------
 Increase in net assets from operations          $  443,036,922   $  494,813,947
                                                 ---------------  ---------------
Distributions declared to shareholders -
From net investment income (Class A)             $ (103,128,807)  $  (91,296,492)
From net investment income (Class B)                (40,140,247)     (33,884,609)
From net investment income (Class C)                 (1,719,502)        (302,945)
From net realized gain on investments and
  foreign currency transactions (Class A)          (104,083,151)      (1,471,111)
From net realized gain on investments and
  foreign currency transactions (Class B)           (47,213,572)        (672,401)
From net realized gain on investments and
  foreign currency transactions (Class C)            (1,295,700)          (2,050)
                                                 ---------------  ---------------
 Total distributions declared to shareholders    $ (297,580,979)  $ (127,629,608)
                                                 ---------------  ---------------
Fund share (principal) transactions -
Net proceeds from sale of shares                 $  883,738,695   $  620,581,586
Net asset value of shares issued to
  shareholders in reinvestment of distributions     250,392,788      108,185,007
Cost of shares reacquired                          (614,411,016)    (526,677,345)
                                                 ---------------  ---------------
 Increase in net assets from Fund share
   transactions                                  $  519,720,467   $  202,089,248
                                                 ---------------  ---------------
  Total increase in net assets                   $  665,176,410   $  569,273,587
Net assets:
At beginning of period                            3,270,708,846    2,701,435,259
                                                 ---------------  ---------------
At end of period (including accumulated
  undistributed net investment income of
  $4,235,183 and $1,522,351, respectively)       $3,935,885,256   $3,270,708,846
                                                 ---------------  ---------------

See notes to financial statements

Financial Highlights

-----------------------------------------------------------------------------------------------------------
Year Ended September 30,                                 1996       1995       1994      1993       1992
-----------------------------------------------------  ---------  ---------  --------- --------- ----------
                                                  Class A
-----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $ 14.46    $12.80     $13.70    $12.42     $11.82
                                                       ---------  ---------  --------- --------- ----------
Income from investment operations# -
 Net investment income[S.]                              $  0.64    $ 0.64     $ 0.54    $ 0.45     $ 0.65
 Net realized and unrealized gain (loss) on
  investments and foreign currency  transactions           1.21      1.64      (0.69)     1.74       0.75
                                                       ---------  ---------  --------- --------- ----------
   Total from investment operations                     $  1.85    $ 2.28     $(0.15)   $ 2.19     $ 1.40
                                                       ---------  ---------  --------- --------- ----------
Less distributions declared to shareholders -
 From net investment income                             $ (0.62)   $(0.61)    $(0.54)   $(0.59)    $(0.66)
 From net realized gain on investments and foreign
  currency transactions                                   (0.66)    (0.01)     (0.10)    (0.32)     (0.14)
 In excess of net realized gain on investments and
  foreign currency transactions                            --        --        (0.11)     --         --
                                                       ---------  ---------  --------- --------- ----------
   Total distributions declared to shareholders         $ (1.28)   $(0.62)    $(0.75)   $(0.91)    $(0.80)
                                                       ---------  ---------  --------- --------- ----------
Net asset value - end of period                         $ 15.03    $14.46     $12.80    $13.70     $12.42
                                                       ---------  ---------  --------- --------- ----------
Total return++                                            13.50%    18.36%    (1.07)%    18.32%     12.26%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                0.91%     0.87%      0.85%     0.84%      0.84%
 Net investment income                                     4.35%     4.82%      4.26%     4.51%      5.40%
Portfolio turnover                                          140%      102%        91%       95%        84%
Average commission rate###                              $0.0547      --         --        --         --
Net assets at end of period (000,000 omitted)           $ 2,568    $2,242     $1,857    $1,702     $1,198
 [S.]The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
  Net investment income                                   --       $ 0.63     $ 0.52      --         --
  Ratios (to average net assets):
   Expenses##                                             --         0.97%      0.95%     --         --
   Net investment income                                  --         4.72%      4.16%     --         --

   # Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
[S.] For the years ended September 30, 1992 and 1991, $0.0508 and $0.0596, respectively, of per share distributions from net investment income have been redesignated as distributions from capital gains.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

----------------------------------------------------------------------------------------------------------
 Year Ended September 30,                               1991       1990       1989      1988       1987
----------------------------------------------------  ---------  ---------  --------- --------- ----------
                                                  Class A
----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $10.25     $11.58     $10.13    $11.47     $ 9.77
                                                      ---------  ---------  --------- --------- ----------
Income from investment operations -
 Net investment income                                 $ 0.67     $ 0.64     $ 0.65    $ 0.62     $ 0.56
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          1.57      (1.25)      1.71     (1.07)      2.07
                                                      ---------  ---------  --------- --------- ----------
   Total from investment operations                    $ 2.24     $(0.61)    $ 2.36    $(0.45)    $ 2.63
                                                      ---------  ---------  --------- --------- ----------
Less distributions declared to shareholders -
 From net investment income[S.]                        $(0.61)    $(0.66)    $(0.63)   $(0.60)    $(0.56)
 From net realized gain on investments and foreign
  currency transactions                                 (0.06)     (0.06)     (0.28)    (0.08)     (0.36)
 From paid-in capital                                    --         --         --       (0.21)     (0.01)
                                                      ---------  ---------  --------- --------- ----------
   Total distributions declared to shareholders        $(0.67)    $(0.72)    $(0.91)   $(0.89)    $(0.93)
                                                      ---------  ---------  --------- --------- ----------
Net asset value - end of period                        $11.82     $10.25     $11.58    $10.13     $11.47
                                                      ---------  ---------  --------- --------- ----------
Total return++                                          22.25%     (5.59)%    23.46%    (3.93)%    26.81%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                0.87%      0.85%      0.72%     0.71%      0.63%
 Net investment income                                   5.89%      5.71%      5.97%     6.06%      5.05%
Portfolio turnover                                         74%        50%        53%       52%        58%
Net assets at end of period (000,000 omitted)          $  909     $  707     $  628    $  508     $  551

[S.] For the years ended September 30, 1992 and 1991, $0.0508 and $0.0596, respectively, of per share distributions from net investment income have been redesignated as distributions from capital gains.
  ++ Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.

See notes to financial statements

----------------------------------------------------------------------------------------------
 Year Ended September 30,                               1996       1995       1994      1993*
----------------------------------------------------  ---------  ---------  -------------------
Class B
 -----------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $ 14.46    $12.80     $13.70    $13.53
                                                      ---------  ---------  -------------------
Income from investment operations# -
 Net investment income                                 $  0.52    $ 0.53     $ 0.39    $ 0.06
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions          1.21      1.64      (0.65)     0.16
                                                      ---------  ---------  -------------------
   Total from investment operations                    $  1.73    $ 2.17     $(0.26)   $ 0.22
                                                      ---------  ---------  -------------------
Less distributions declared to shareholders -
 From net investment income                            $ (0.51)   $(0.50)    $(0.43)   $(0.05)
 From net realized gain on investments and foreign
  currency transactions                                  (0.66)     --         --        --
 In excess of net investment income                       --       (0.01)     (0.10)     --
 From paid-in capital                                     --        --        (0.11)     --
                                                      ---------  ---------  -------------------
   Total distributions declared to shareholders        $ (1.17)   $(0.51)    $(0.64)   $(0.05)
                                                      ---------  ---------  -------------------
Net asset value - end of period                        $ 15.02    $14.46     $12.80    $13.70
                                                      ---------  ---------  -------------------
Total return                                             12.49%    17.46%     (1.93)%   15.24%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                               1.67%     1.71%      1.70%     1.75%+
 Net investment income                                    3.56%     3.97%      3.45%     3.98%+
Portfolio turnover                                         140%      102%        91%       95%
Averaage commission rate###                            $0.0547    $ --       $ --      $ --
Net assets at end of period (000,000 omitted)          $ 1,284    $1,005     $  843    $  532

  * For the period from the commencement of offering of Class B shares, August 23, 1993 to September 30, 1993.
  + Annualized.
  # Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

See notes to financial statements

--------------------------------------------------------------------------------------
Year Ended September 30,                                1996       1995      1994*
----------------------------------------------------  ---------  --------- ----------
                                       Class C
 ------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $ 14.49    $12.80     $12.92
                                                      ---------  --------- ----------
Income from investment operations# -
 Net investment income                                 $  0.53    $ 0.54     $ 0.08
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions          1.22      1.66      (0.13)
                                                      ---------  --------- ----------
   Total from investment operations                    $  1.75    $ 2.20     $(0.05)
                                                      ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                            $ (0.52)   $(0.50)    $(0.07)
 From net realized gain on investments and  foreign
  currency transactions                                  (0.66)    (0.01)      --
                                                      ---------  --------- ----------
   Total distributions declared to shareholders        $ (1.18)   $(0.51)    $(0.07)
                                                      ---------  --------- ----------
Net asset value - end of period                        $ 15.06    $14.49     $12.80
                                                      ---------  --------- ----------
Total return                                             12.67%    17.66%     (0.41%)
Ratios (to average net assets)/Supplemental data:
 Expenses##                                               1.63%     1.67%      1.76%+
 Net investment income                                    3.67%     4.14%      4.08%+
Portfolio turnover                                         140%      102%        91%
Average commission rate###                             $0.0547      --         --
Net assets at end of period (000,000 omitted)          $    83    $   23     $    1

  * For the period from the commencement of offering of Class C shares, August 1, 1994 to September 30, 1994.
  + Annualized.
  # Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

See notes to financial statements

Notes to Financial Statements

(1) Business and Organization

MFS Total Return Fund (the Fund) is a diversified series of MFS Series Trust V (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities, currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended September 30, 1996, $25,268 was reclassified to accumulated undistributed net realized gain on investments from accumulated undistributed net investment income due to differences between book and tax accounting for mortgage-backed securities and currency transactions. This change had no effect on the net assets or net asset value per share.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B and Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed and paid monthly at an effective annual rate of 0.21% of average daily net assets and 3.09% of investment income.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $35,302 for the year ended September 30, 1996.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,144,503 for the year ended September 30, 1996, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $809,019 for the year ended September 30, 1996. Fees incurred under the distribution plan during the year ended September 30, 1996 were 0.33% of average daily net assets attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers who enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $138,385 and $5,233 for Class B and

Class C shares, respectively, for the year ended September 30, 1996. Fees incurred under the distribution plans during the year ended September 30, 1996 were 1.00% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis, respectively.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 1996 were $13,595, $1,500,543 and $3,178 for Class A, Class B and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     Purchases           Sales
---------------------------------------------- ---------------  ---------------
U.S. government securities                      $2,288,572,918  $1,617,796,684
Investments (non-U.S. government securities)    $2,909,176,637  $3,087,843,253

The cost and unrealized appreciation or depreciation in value of the invest-ments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $3,390,188,400
                                                                ---------------
Gross unrealized appreciation                                   $  564,473,842
Gross unrealized depreciation                                      (39,458,481)
                                                                ---------------
  Net unrealized appreciation                                   $  525,015,361
                                                                ---------------

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                 1996                             1995
                                  -------------------------------- --------------------------------
Year Ended September 30,                  Shares           Amount          Shares            Amount
 ------------------------------- --------------- ---------------- ---------------  ----------------
Shares sold                           32,544,619    $ 475,330,763      27,571,191     $ 366,257,248
Shares issued to shareholders
  in reinvestment of
  distributions                       11,900,327      171,688,507       5,805,766        77,216,013
Shares reacquired                    (28,608,019)    (418,045,276)    (23,436,000)     (309,567,243)
                                 --------------- ---------------- ---------------  ----------------
 Net increase                         15,836,927    $ 228,973,994       9,940,957     $ 133,906,018
                                 --------------- ---------------- ---------------  ----------------
Class B Shares
                                 1996                             1995
                                  -------------------------------- --------------------------------
Year Ended September 30,                  Shares           Amount          Shares            Amount
 ------------------------------- --------------- ---------------- ---------------  ----------------
Shares sold                           23,526,173    $ 343,774,175      17,488,663     $ 232,234,181
Shares issued to shareholders
  in reinvestment of
  distributions                        5,276,202       76,064,908       2,308,539        30,683,046
Shares reacquired                    (12,818,714)    (187,231,460)    (16,113,302)     (214,915,122)
                                 --------------- ---------------- ---------------  ----------------
 Net increase                         15,983,661    $ 232,607,623       3,683,900     $  48,002,105
                                 --------------- ---------------- ---------------  ----------------
Class C Shares
                                 1996                             1995
                                  -------------------------------- --------------------------------
Year Ended September 30,                  Shares           Amount          Shares            Amount
 ------------------------------- --------------- ---------------- ---------------  ----------------
Shares sold                            4,404,959    $  64,633,757       1,619,700     $  22,090,157
Shares issued to shareholders
  in reinvestment of
  distributions                          182,264        2,639,373          20,825           285,948
Shares reacquired                       (624,347)      (9,134,280)       (163,091)       (2,194,980)
                                 --------------- ---------------- ---------------  ----------------
 Net increase                          3,962,876    $  58,138,850       1,477,434     $  20,181,125
                                 --------------- ---------------- ---------------  ----------------

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended September 30, 1996 was $40,695.

(7) Financial Instruments

The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                              Unrealized
                  Expiration   Contracts      Position      Depreciation
----------------------------   ---------      --------      -------------
U.S. Treasury Notes 12/31/96         584         Short         $(131,616)

*At September 30, 1996, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

(8) Restricted Security

The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 1996, the Fund owned the following restricted security (constituting 0.08% of net assets). The value of this security is determined by valuations supplied by a pricing service or brokers.

Description               Date of Acquisition   Par Amount       Cost         Value
------------------------  -------------------- ------------- -------------  ------------
Merrill Lynch Mortgage
  Investors, Inc.,
  94-M1, 8.073s, 2022              6/22/94      $4,000,000    $2,772,500    $2,985,000
                                                                            ------------

Independent Auditors' Report

To the Trustees of MFS Series Trust V and Shareholders of
MFS Total Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Total Return Fund (one of the series constituting MFS Series Trust V) as of September 30, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 1996 and 1995, and the financial highlights for each of the years in the ten-year period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Total Return Fund at September 30, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 1, 1996

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime). This material should be read carefully before investing or sending money.

Stock                                        World
-------------------------------------        ------------------------------------------
Massachusetts Investors Trust                MFS(R)/Foreign & Colonial Emerging Markets
                                               Equity Fund
Massachusetts Investors Growth Stock Fund
                                             MFS(R)/Foreign & Colonial International
MFS(R) Capital Growth Fund                     Growth Fund

MFS(R) Emerging Growth Fund                  MFS(R)/Foreign & Colonial International
                                               Growth and Income Fund
MFS(R) Gold & Natural Resources Fund
                                             MFS(R) World Asset Allocation Fund (SM)
MFS(R) Growth Opportunities Fund
                                             MFS(R) World Equity Fund
MFS(R) Managed Sectors Fund
                                             MFS(R) World Governments Fund
MFS(R) OTC Fund
                                             MFS(R) World Growth Fund
MFS(R) Research Fund
                                             MFS(R) World Total Return Fund
MFS(R) Value Fund

Stock and Bond                               National Tax-Free Bond
---------------------------------------      -------------------------------------------
MFS(R) Total Return Fund                     MFS(R) Municipal Bond Fund

MFS(R) Utilities Fund                        MFS(R) Municipal High Income Fund

Bond                                         MFS(R) Municipal Income Fund
---------------------------------------
MFS(R) Bond Fund                             State Tax-Free Bond
                                             --------------------------------------------
MFS(R) Government Mortgage Fund              Alabama, Arkansas, California, Florida,
                                             Georgia, Maryland, Massachusetts,
MFS(R) Government Securities Fund            Mississippi, New York, North Carolina,
                                             Pennsylvania, South Carolina, Tennesse
e,
MFS(R) High Income Fund                      Virginia, West Virginia

MFS(R) Intermediate Income Fund
                                             Money Market
MFS(R) Strategic Income Fund                 --------------------------------------------
                                             MFS(R) Cash Reserve Fund
Limited Maturity Bond
---------------------------------------      MFS(R) Government Money Market Fund
MFS(R) Government Limited Maturity Fund
                                             MFS(R) Money Market Fund
MFS(R) Limited Maturity Fund

MFS(R) Municipal Limited Maturity Fund

Ads Illustrate MFS' Unparalleled Experience

[round box]

                           MERCURY GEMINI APOLLO MFS

                          [long-distance shot of moon]

MFS' new advertisements look back at some of the most important events of the twentieth century to demonstrate a simple point -- no other fund company can match MFS' experience. MFS has been managing money for investors since 1924 when we "invented" the nation's first fund, Massachusetts Investors Trust.

Print and broadcast ads will offer dramatic portraits of what that 72 years' worth of experience means. By the time the Apollo rockets began taking off for the moon, for example, MFS had already been exploring the universe of stocks for more than four decades. The company was also on the scene, as other ads will illustrate, when Louis Armstrong was redefining jazz and when the great racehorse Whirlaway was galloping to a Triple Crown victory.

As MFS Chairman Keith Brodkin emphasizes, in today's increasingly competitive mutual fund industry, it's important to have a recognizable brand name. The goal of the MFS ad campaign is to increase public awareness of the company and its unique role in the industry as the inventor of the mutual fund.

The across-the-board strength of the MFS Family of Funds(R) will be highlighted in the print ads, which cite the performance results and Morningstar ratings of various MFS funds.

The broadcast ads appear on a number of cable and network television news and sports programs. The print ads appear in newspapers such as The Wall Street Journal and USA Today; in financial magazines such as Kiplinger's Personal Finance and Money, and in leisure magazines such as Golf Digest and Tennis.

(The cost of the campaign is being underwritten by MFS. It is neither a fund shareholder nor an annuity contractholder expense.)

MFS(R) Total Return Fund

Trustees
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises

Lawrence T. Perera - Partner, Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director,
Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American Management Corp. (investment advisers)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Fund Managers*
David M. Calabro
Geoffrey L. Kurinsky
Judith N. Lamb
Lisa B. Nurme
Maura A. Shaughnessy

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

Custodian
Investors Bank & Trust Co.

Auditors
Deloitte & Touche LLP

Investor Information
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

Web Site
http://www.mfs.com

[Dalbar logo]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

[back cover]

MFS(R) Total             [Dalbar logo]                      Bulk Rate
Return Fund                                                 U.S. Postage
                                                            P A I D
500 Boylston Street                                         Permit #55638
Boston, MA 02116                                            Boston, MA

[MFS logo]



(C) 1996 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

                                                     MTR-2-11/96 277M 15/215/315

                                MFS RESEARCH FUND

                SUPPLEMENT TO THE FEBRUARY 1, 1997 PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION



     THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 1997, AND CONTAINS A DESCRIPTION OF CLASS I SHARES.

     CLASS I SHARES ARE AVAILABLE FOR PURCHASE ONLY BY CERTAIN INVESTORS AS DESCRIBED UNDER THE CAPTION "ELIGIBLE PURCHASERS" BELOW.

EXPENSE SUMMARY
                                                                                                 CLASS I
SHAREHOLDER TRANSACTION EXPENSES:                                                                -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
   Management Fees........................................................................       0.36%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses(1)(2)...................................................................       0.23%
                                                                                                 -----
   Total Operating Expenses...............................................................       0.59%
         .........
(1) "Other Expenses" is based on Class A expenses incurred during the fiscal year ended September 30, 1996.
(2)  The Fund has an expense offset arrangement which reduces the Fund's  custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                               EXAMPLE OF EXPENSES
                               -------------------

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

         PERIOD                                               CLASS I

         1 year........................................          $ 6
         3 years.......................................           19

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii) any retirement plan which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans or in smaller amounts if it believes, in its sole discretion, that the plan's aggregate assets will equal or exceed $100 million, or that the plan will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time; and

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

                 THE DATE OF THIS SUPPLEMENT IS FEBRUARY 1, 1997

                                           PROSPECTUS
                                           February 1, 1997
MFS(R) RESEARCH                            Class A Shares of Beneficial Interest
FUND                                       Class B Shares of Beneficial Interest
(A member of the MFS Family of Funds(R))   Class C Shares of Beneficial Interest
--------------------------------------------------------------------------------
                                                                            Page
                                                                            ----
 1. Expense Summary ......................................................     2
 2. The Fund .............................................................     3
 3. Condensed Financial Information ......................................     4
 4. Investment Objective and Policies ....................................     5
 5. Investment Techniques and Risk Factors ...............................     6
 6. Additional Risk Factors ..............................................     7
 7. Management of the Fund ...............................................     9
 8. Information Concerning Shares of the Fund ............................    10
        Purchases ........................................................    10
        Exchanges ........................................................    15
        Redemptions and Repurchases ......................................    16
        Distribution Plan ................................................    18
        Distributions ....................................................    19
        Tax Status .......................................................    20
        Net Asset Value ..................................................    20
        Description of Shares, Voting Rights and Liabilities .............    20
        Performance Information ..........................................    21
 9. Shareholder Services .................................................    21
    Appendix A ...........................................................   A-1


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MFS RESEARCH FUND
500 Boylston Street, Boston, Massachusetts 02116  (617) 954-5000


The investment objective of MFS Research Fund (the "Fund") is to provide long-term growth of capital and future income (see "Investment Objective and Policies"). The Fund is a diversified series of MFS Series Trust V (the "Trust"), an open-end investment company. The minimum initial investment is generally $1,000 per account (see "Purchases").


The Fund's investment adviser and distributor are Massachusetts Financial Services Company ("MFS") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.


This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor ought to know before investing. The Trust, on behalf of the Fund, has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information dated February 1, 1997, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund. The SAI is incorporated into this Prospectus by reference. See page 23 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.
  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

1.  EXPENSE SUMMARY
                                       CLASS A      CLASS B      CLASS C
                                       -------      -------      -------
SHAREHOLDER TRANSACTION EXPENSES:
    Maximum Initial Sales Charge
      Imposed on Purchases of Fund
        Shares
      (as a percentage of offering
        price) .......................     5.75%       0.00%        0.00%
    Maximum Contingent Deferred Sales
      Charge (as a percentage of
        original
      purchase price or redemption
        proceeds, as applicable) ..... See Below(1)    4.00%        1.00%


ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees ..................     0.36%       0.36%        0.36%
    Rule 12b-1 Fees ..................     0.34%(2)    1.00%(3)     1.00%(3)
    Other Expenses(4) ................     0.23%       0.31%        0.24%
                                            ---         ---          ---
    Total Operating Expenses .........     0.93%       1.67%        1.60%
----------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases. See "Information Concerning Shares of the Fund -- Purchases" below.
(2) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares. The 0.35% per annum distribution/service fee is reduced to 0.25% per annum for shares purchased prior to March 1, 1991. Distribution expenses paid under the Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.
(3) The Fund's Distribution Plan provides that it will pay distribution/ service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B or Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.
(4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                             EXAMPLE OF EXPENSES
An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):

PERIOD                     CLASS A           CLASS B                CLASS C(3)
------                     -------     -------------------      ----------------
                                                     (1)                    (1)
 1 year .................   $ 66       $ 57         $ 17        $ 26        $ 16
 3 years ................     85         83           53          50          50
 5 years ................    106        111           91          87          87
10 years ................    165        178(2)       178(2)      190         190

----------
(1) Assumes no redemption.
(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.
(3) Purchases subsequent to April 1, 1996 which are redeemed within 12 months of purchase are subject to a 1% CDSC.

The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections of the Prospectus: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."


THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


2.  THE FUND
The Fund is a diversified series of the Trust, an open-end management investment company, which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. The Trust presently consists of two series, each of which represents a portfolio with separate investment objectives and policies. Shares of the Fund are continuously sold to the public and the Fund then uses the proceeds to buy securities (stocks, bonds and other instruments) for its portfolio. Three classes of shares of the Fund currently are offered for sale to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a CDSC upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans) and are subject to an annual distribution fee and a service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption declining from 4.00% during the first year to 0% after six years and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee of up to 1.00% per annum.
Class C shares do not convert to any other class of shares of the Fund. In addition, the Fund offers an additional class of shares, Class I shares, exclusively to certain institutional investors. Class I shares are made available by means of a separate Prospectus Supplement provided to institutional investors eligible to purchase Class I shares and are offered at net asset value without an initial sales charge or CDSC upon redemption and without an annual distribution and service fee.


The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. MFS is the Fund's investment adviser. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for its operations. The Adviser manages the portfolio from day to day in accordance with the Fund's investment objective and policies. The selection of investments and the way they are managed depend on conditions and trends in the economy and the financial marketplaces. The Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value, less any applicable CDSC.

3.  CONDENSED FINANCIAL INFORMATION
The following information has been audited for at least the latest five fiscal years of the Fund and should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors given upon their authority as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.

                                  FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------------------------------------------------
                          1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------
                          CLASS A
                         --------------------------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period     $15.61     $12.59     $14.47     $12.18     $11.84     $ 9.62    $11.49      $10.20     $12.54    $10.42
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------

Income from investment
  operations# --
  Net investment
    income(S) ........    $ 0.06     $ 0.08     $ 0.02     $ 0.11     $ 0.07     $ 0.27    $ 0.36      $ 0.39     $ 0.23    $ 0.19
  Net realized and
    unrealized gain on
    investments and
    foreign currency
    transactions            3.88       2.99       1.01       3.15       1.27       2.21     (1.52)       2.30      (2.19)     4.43
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------
      Total from
        investment
        operations ...    $ 3.94     $ 3.07     $ 1.03     $ 3.26     $ 1.34     $ 2.48    $(1.16)     $ 2.69     $(1.96)   $ 4.62
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------
Less distributions
  declared to
  shareholders --
  From net investment
    income ...........
                          $(0.05)    $(0.02)    $(0.03)    $(0.07)    $ --       $(0.26)   $(0.36)     $(0.39)    $(0.24)   $(0.19)
  From net realized
    gain on
    investments ......     (0.97)     (0.03)     (2.87)     (0.90)     (1.00)     --        (0.35)*     (1.01)     (0.14)    (2.31)
  In excess of net
    investment income      --         --         (0.01)     --         --         --         --         --         --         --
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------

      Total
        distributions
        declared to
        shareholders .    $(1.02)    $(0.05)    $(2.91)    $(0.97)    $(1.00)    $(0.26)   $(0.71)     $(1.40)    $(0.38)   $(2.50)
                          ------     ------     ------     ------     ------     ------    ------      ------     ------    ------
  Net asset value --
    end of period ....    $18.53     $15.61     $12.59     $14.47     $12.18     $11.84    $ 9.62      $11.49     $10.20    $12.54
                          ======     ======     ======     ======     ======     ======    ======      ======     ======    ======
Total return(+) ......    26.54%     24.49%      7.72%     28.87%     11.79%     25.87%  (12.73)%      26.91%   (15.60)%    44.80%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## .........     0.91%      0.95%      0.91%      0.90%      0.84%      0.95%     0.83%       0.88%      0.86%     0.73%
  Net investment
    income ...........     0.36%      0.58%      0.14%      0.36%      0.59%      2.48%     3.21%       3.48%      2.36%     1.51%
PORTFOLIO TURNOVER ...       81%        94%        79%        93%        74%       177%       79%         99%       116%      101%
AVERAGE COMMISSION
  RATE### ............   $0.0269      --         --         --         --         --         --         --         --        --
NET ASSETS AT END OF
  PERIOD
  (000 OMITTED).......  $972,353   $507,784   $318,170   $294,019   $240,366   $231,316  $202,377    $251,857   $239,616  $321,050

----------
(+)Total returns for Class A shares do not include the applicable sales charge
   (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.
  *For the year ended September 30, 1990, the per share distribution from paid-in capital was $0.0009.
  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment
       income# .......     --        $ 0.07     $ 0.01      --         --         --         --         --         --         --
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## ....     --         1.05%      1.01%      --         --         --         --         --         --         --
       Net investment
         income ......     --         0.48%      0.04%      --         --         --         --         --         --         --


                                                               YEAR ENDED SEPTEMBER 30,
                                   -----------------------------------------------------------------------------------------
                                    1996         1995         1994         1993**          1996         1995          1994***
                                   ------       ------       ------        ------         ------       ------         ------
                                   CLASS B                                                CLASS C
                                   ----------------------------------------------         ----------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period .....        $15.40       $12.50       $14.47        $13.95         $15.42       $12.51         $13.18
                                   ------       ------       ------        ------         ------       ------         ------
Income from investment operations# --
Net investment (loss) .....        $(0.06)      $(0.03)      $(0.08)       $(0.04)        $(0.06)      $(0.02)        $(0.04)
Net realized and unrealized
  gain on investments and
  foreign currency
  transactions ............          3.82         2.96         1.00         0.56          3.83           2.96         0.62
                                   ------       ------       ------        ------         ------       ------         ------
  Total from investment
    operations ............        $ 3.76       $ 2.93       $ 0.92        $ 0.52         $ 3.77       $ 2.94         $ 0.58
                                   ------       ------       ------        ------         ------       ------         ------

Less distributions declared
  to shareholders --
  From net investment
    income ................        $ --         $ --  ++     $(0.02)       $ -- ++        $ --         $ -- +++        $ --
  From net realized gain on
    investments ...........        $(0.97)      $(0.03)      $(2.87)       $ --           $(0.97)      $(0.03)        $(1.25)
                                   ------       ------       ------        ------         ------       ------         ------
  Total distributions
    declared to
shareholders ..............        $(0.97)      $(0.03)      $(2.89)         --           $(0.97)      $(0.03)        $(1.25)
                                   ------       ------       ------        ------         ------       ------         ------
  Net asset value --
    end of period .........        $18.19       $15.40       $12.50        $14.47         $18.22       $15.42         $12.51
                                   ======       ======       ======        ======         ======       ======         ======
Total return ..............        25.59%       23.55%        6.91%         3.73%         25.67%       23.58%          4.43%
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:
  Expenses##...............         1.66%        1.78%        1.82%         2.33%+         1.67%         1.71%         1.74%+
  Net investment income
   (loss) .................       (0.37)%      (0.21)%      (0.65)%       (0.89)%+       (0.38)%       (0.15)%        (0.54%)+
PORTFOLIO TURNOVER.........           81%          94%          79%           93%            81%           94%           79%
AVERAGE COMMISSION RATE###.       $0.0269        --           --            --           $0.0269         --             --
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ....      $680,456     $178,117      $25,672        $  447       $136,032       $25,737        $4,821

----------
  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
  +Annualized.
 ++For the year ended September 30, 1995, the per share distribution from net investment income was $0.00003.
+++For the year ended September 30, 1996, the per share distribution in excess of net investment income was $0.0027.
 **For the period from the commencement of offering of Class B shares, September
   7, 1993, to September 30, 1993.
***For the period from the commencement of offering of Class C shares, January
   3, 1994, to September 30, 1994.


4.  INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT OBJECTIVE The Fund's investment objective is to provide long-term growth of capital and future income. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective.


The portfolio securities of the Fund are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The Fund's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Fund's investment objective within their assigned industry responsibility.

INVESTMENT POLICIES: The Fund's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The Fund's debt investments, if any, may consist of "investment grade" securities (rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard and Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch")), and, with respect to no more than 10% of its net assets, securities in the lower rated categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) or securities which the Adviser believes to be of similar quality to these lower rated securities (commonly known as "junk bonds"). For a description of bond ratings, see Appendix A to the SAI. It is not the Fund's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. The Fund's achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in primarily higher quality bonds. From time to time, the Fund's management will exercise its judgment with respect to the proportions invested in growth stocks, income-producing securities or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness.

5.  INVESTMENT TECHNIQUES AND RISK FACTORS
REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to minimize risk.

LENDING OF SECURITIES: The Fund may make loans of its fixed income portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange under contracts only if collateralized by U.S. Government securities, an irrevocable letter of credit or cash. The Fund will continue to collect the equivalent of interest on the securities loaned and will also receive compensation based on investment of cash collateral or a fee (if the collateral is U.S. Government securities or a letter of credit). The Fund pays finder's and other fees in connection with securities loans.

AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on United States securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities (described above) such as changes in exchange rates and more limited information about foreign issuers.


EMERGING MARKET SECURITIES: Consistent with the Fund's investment objective and policies, the Fund may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% of its assets in that country.


RESTRICTED SECURITIES: The Fund may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Fund's limitation on investing not more than 10% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains oversight, focusing on factors, such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to the Fund's 10% limitation on investments in illiquid investments, and subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


PORTFOLIO TRADING: The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. From time to time, the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets). For a further discussion of portfolio trading, see the SAI.

Since shares of the Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their shares will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Moreover, any dividends the Fund pays will increase or decrease in relation to the income received from its investments.

The Fund does not intend to trade in securities for short-term profits. However, the Fund will trade whenever it believes that changes are appropriate.


6.  ADDITIONAL RISK FACTORS
RISKS OF INVESTING IN FOREIGN SECURITIES: The Fund may invest up to 20% of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Fund may also hold foreign currency in anticipation of purchasing foreign securities. See the SAI for further discussion of foreign securities and the holding of foreign currency, as well as the associated risks.

RISKS OF INVESTING IN EMERGING MARKET SECURITIES: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the Fund's portfolio, or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund.

RISKS OF INVESTING IN LOWER RATED BONDS: As described above, the Fund may invest in fixed income (i.e., debt) securities rated Baa by Moody's or BBB by S&P and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Fund may also invest in fixed income securities that are rated Ba or lower by Moody's or BB or lower by S&P or Fitch or comparable unrated securities ("junk bonds"). These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes as well as short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. These lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuer of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities.
                           ------------------------


The investment objective and policies described above are not fundamental and may be changed without shareholder approval. A change in the Fund's investment objective may result in the Fund having an investment objective different from the objective which the Shareholder considered appropriate at the time of investment in the Fund.

The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions listed in the SAI may be changed without approval of the shareholders of the Fund, unless indicated otherwise (see "Investment Restrictions" in the SAI). The Fund's investment limitations, policies and ratings standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


7.  MANAGEMENT OF THE FUND
INVESTMENT ADVISER The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated September 1, 1993 (the "Advisory Agreement"). The Adviser provides the Fund with overall investment advisory and administrative services, as well as general office facilities. The Fund is currently managed by a committee comprised of various equity research analysts employed by the Adviser. For these services and facilities, the Adviser receives a management fee, computed and paid monthly, fixed by a formula based upon a percentage of the Fund's average daily net assets plus a percentage of the Fund's gross income (i.e., income other than gains from the sale of securities) in each case on an annualized basis for the Fund's then current fiscal year. The applicable percentages are reduced as assets and income reach the following levels:


                   ANNUAL RATE OF MANAGEMENT FEE                                    ANNUAL RATE OF MANAGEMENT FEE
                 BASED ON AVERAGE DAILY NET ASSETS                                      BASED ON GROSS INCOME
----------------------------------------------------------------------------------------------------------------------------------
0.40% of the first $100 million                                    5.0% of the first $2 million
0.32% of the next $400 million                                     4.0% of the next $8 million
0.288% of average daily net assets in excess of $500 million       3.6% of gross income in excess of $10 million


For the fiscal year ended September 30, 1996, MFS received management fees of $4,095,566 (of which $3,518,278 was based on average daily net assets and $577,288 on gross income), equivalent, on an annualized basis, to 0.36% of the Fund's average daily net assets.

MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds"), to MFS(R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Union Standard Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust, and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $52.1 billion on behalf of over 2.2 million investor accounts as of December 31, 1996. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, John D. McNeil, Donald A. Stewart and Arnold D. Scott. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.


A. Keith Brodkin, the Chairman and a director of MFS, is also the Chairman, President and a Trustee of the Trust. W. Thomas London, Stephen E. Cavan, James O. Yost and James R. Bordewick, Jr., all of whom are officers of MFS, are also officers of the Trust.


MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Wechsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial has access to the extensive U.S. equity investment expertise of MFS. MFS and Foreign & Colonial each have investment personnel working in each other's offices in Boston and London, respectively.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.


DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the Fund and also serves as distributor for each of the other MFS Funds.

SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the Fund.


8.  INFORMATION CONCERNING SHARES OF THE FUND

PURCHASES
Class A, B and C shares of the Fund may be purchased at the public offering price through any dealer and other financial institutions ("dealers") having a selling agreement with MFD. Dealers may also charge their customers fees relating to investments in the Fund.

This Prospectus offers Class A, B and C shares, which bear sales charges and distribution fees in different forms and amounts, as described below:


CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

    PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                                                      SALES CHARGE* AS
                                                                                       PERCENTAGE OF:
                                                                              --------------------------------     DEALER ALLOWANCE
                                                                                                  NET AMOUNT       AS A PERCENTAGE
AMOUNT OF PURCHASE                                                            OFFERING PRICE       INVESTED       OF OFFERING PRICE
------------------                                                            --------------      ----------      -----------------
Less than $50,000 ..........................................................       5.75%             6.10%               5.00%
$50,000 but less than $100,000 .............................................       4.75              4.99                4.00
$100,000 but less than $250,000 ............................................       4.00              4.17                3.20
$250,000 but less than $500,000 ............................................       2.95              3.05                2.25
$500,000 but less than $1,000,000 ..........................................       2.20              2.25                1.70
$1,000,000 or more .........................................................       None**            None**           See Below**
----------
 *Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
**A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 5% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of the Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.


    PURCHASES SUBJECT TO A CDSC (but not subject to an initial sales charge). In the following four circumstances, Class A shares are offered at net asset value without an initial sales charge but subject to a CDSC, equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:


    (i) on investments of $1 million or more in Class A shares; and


    (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the Plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization has demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

    (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and

    (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASES THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS. THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY.

In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

   COMMISSION PAID BY MFD TO DEALERS           CUMULATIVE PURCHASE AMOUNT
   ---------------------------------           --------------------------
                 1.00%                      On the first $2,000,000, plus
                 0.80%                      Over $2,000,000 to $3,000,000, plus
                 0.50%                      Over $3,000,000 to $50,000,000, plus
                 0.25%                      Over $50,000,000

For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.

    WAIVERS OF INITIAL SALES CHARGE AND CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under
Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

     (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

    (ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption as follows:

                     YEAR OF                                        CONTINGENT
                    REDEMPTION                                    DEFERRED SALES
                  AFTER PURCHASE                                      CHARGE
                  --------------                                      ------
First ........................................................          4%
Second .......................................................          4%
Third ........................................................          3%
Fourth .......................................................          3%
Fifth ........................................................          2%
Sixth ........................................................          1%
Seventh and following ........................................          0%


The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.

    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

    CONVERSION OF CLASS B SHARES. Class B shares of the Fund that remain outstanding for approximately eight years will convert to Class A shares of the Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under the Fund's Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Fund's Distribution Plan by the Fund to MFD for the first year after purchase (see "Distribution Plan" below).

CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge or a CDSC but are subject to a CDSC upon redemption of 1.00% during the first year. Class C shares do not convert to any other class of shares of the Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.


Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.


WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.


GENERAL: The following information applies to purchases of all classes of the Fund's shares.

    MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than IRAs) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. The Fund reserves the right to cease offering its shares at any time.


SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

    RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserves the right to reject any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individudals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calender year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

    DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell shares of the Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives, payment for travel expenses, including lodging, incurred by registered representatives for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


    SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

    RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of Shareholders who invested in the Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.
                           ------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from the Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.


EXCHANGES
Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (EXCLUDING MFS MONEY MARKET FUNDS): No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.


EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by
certain qualified retirement plans   may be exchanged for units of
participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.


GENERAL: A shareholder should read the prospectus of the other MFS Funds and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (the "Exchange"), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES
A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared. See "Tax Status" below.

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists.


REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.


CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) or
(ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C shares and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of the Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year. Prior to April 1, 1996, Class C shares of the MFS Funds were not subject to a CDSC upon redemption. In no event will Class C shares of the MFS Funds purchased prior to this date be subject to a CDSC. For the purpose of calculating the CDSC upon redemption of shares acquired in an exchange on or after April 1, 1996, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares (if such original purchase occurred prior to April 1, 1996, then no CDSC would be imposed upon such a redemption).

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.


The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of the Fund's shares.

    SIGNATURE GUARANTEE. In order to protect shareholders against fraud, the Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.


    REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

    IN-KIND DISTRIBUTIONS. The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.


    INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.


DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit the Fund and its shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each class of shares, as described below.

    SERVICE FEES. The Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

    DISTRIBUTION FEES. The Distribution Plan provides that the Fund may pay MFD a distribution fee based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Fund -- Distributor" in the SAI. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plans, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

    OTHER COMMON FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan relating to operating policies as well as initial approval, renewal, amendment and termination are substantially identical as they relate to each class of shares covered by the Distribution Plan.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

    CLASS A SHARES. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases -- Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.10% of the Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commissions to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). See "Purchases -- Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed 0.35% per annum of the average daily net assets of the Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

    CLASS B SHARES. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefore, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

Under the Distribution Plan, the Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above).

    CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class C shares.


CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: The Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.35%, 1.00% and 1.00% per annum, respectively. The 0.35% per annum Class A distribution/service fee is reduced to 0.25% per annum for shares purchased prior to March 1, 1991.

DISTRIBUTIONS
The Fund intends to pay substantially all of its net investment income to its shareholders as dividends on an annual basis. The Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains, and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made. See "Tax Status" and "Shareholder Services -- Distribution Options" below. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.


TAX STATUS
The Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes.

Shareholders of the Fund normally will have to pay federal income taxes (and any state or local taxes) on the dividends and capital gain distributions they receive from the Fund, whether the distribution is in cash or in additional shares. A portion of the dividends received from the Fund (but none of the Fund's capital gain distributions) may qualify for the dividends received deduction for corporations. Shortly after the end of each calendar year, each shareholder will be sent a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion taxable as ordinary income, the portion taxable as long term capital gain, the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction), and the amount, if any, of federal income tax withheld.


Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


The Fund intends to withhold U.S. federal income tax at the rate of 30% on dividends and other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences of an investment in the Fund.

NET ASSET VALUE
The net asset value per share of each class of shares of the Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued on the basis of their market values as described in the SAI. The net asset value of each class of shares is effective for orders received in "good order" by the dealer prior to its calculation and received by MFD prior to the close of that business day.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund, one of two series of the Trust, has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value). The Fund also has a class of shares which it offers exclusively to certain institutional investors, entitled Class I shares. The Trust has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of shares of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees or ratification of selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely its class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the
SAI).


Each share of a class of the Fund represents an equal proportionate interest in the Fund with each other class share, subject to the liabilities of the particular class. Shares have no pre-emptive or conversion rights (except as described above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should the Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) exists and the Trust itself is unable to meet its obligations.


PERFORMANCE INFORMATION
From time to time, the Fund will provide total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Total rate of return quotations reflect the average annual percentage change over stated periods in the value of an investment in a class of shares of the Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, or the deduction of a CDSC, and which will thus be higher. The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public. See the SAI for further information on the calculation of total rate of return for share classes initially offered for sale to the public on different dates.

The Fund's total rate of return quotations are based on historical performance and are not intended to indicate future performance. Total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its total rate of return, see the SAI. For further information about the Fund's performance for the fiscal year ended September 30, 1996, please see the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.

9.  SHAREHOLDER SERVICES
Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Fund, should contact their investment dealer or the Shareholder Servicing Agent (see back cover for address and phone number).


ACCOUNT AND CONFIRMATION STATEMENTS Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive income tax information regarding reportable dividends and capital gain distributions for that year (see "Tax Status").

DISTRIBUTION OPTIONS The following options are available to all accounts (except Systematic Withdrawal Plan accounts) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

        -- Dividends and capital gain distributions reinvested in additional shares; this option will be assigned if no other option is specified;

        -- Dividends in cash; capital gain distributions reinvested in additional shares;

        -- Dividends and capital gain distributions in cash.


Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the record date. Checks for dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


INVESTMENT AND WITHDRAWAL PROGRAMS
For the convenience of shareholders, the Fund makes available the following programs designed to enable shareholders to add to their investment in an account with the Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

    LETTER OF INTENT If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $50,000 or more of Class A shares of the Fund alone or in combination with shares of Class B or Class C of the Fund or any of the classes of other MFS Funds or MFS Fixed Fund (a bank collective trust) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.


    RIGHT OF ACCUMULATION A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective trust), reaches a discount level.

    DISTRIBUTION INVESTMENT PROGRAM Shares of a particular class of the Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by the Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such Fund are available for sale (without a sales charge and not subject to any applicable CDSC).

    SYSTEMATIC WITHDRAWAL PLAN A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.

    DOLLAR COST AVERAGING PROGRAMS --
AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for shares of the same class of shares of other MFS Funds (and, in the case of Class C shares, for shares of MFS Money Market Fund) under the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder if such fund is available for sale. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, a transfer is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.


Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charges included in share purchases in the case of Class A shares, and because of the assessment of the CDSC for certain share redemptions in the case of Class A shares which are subject to a CDSC.

TAX-DEFERRED RETIREMENT PLANS Except as noted under "Purchases -- Class C Shares," shares of the Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

                           ------------------------


The Fund's SAI dated February 1, 1997, as amended or supplemented from time to time, contains more detailed information about the Fund, including, but not limited to, information related to (i) investment objective, policies and restrictions, (ii) Trustees, officers and investment adviser, (iii) portfolio transactions and brokerage commissions, (iv) the Distribution Plan and (v) various services and privileges provided for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                                                    APPENDIX A

                           WAIVERS OF SALES CHARGES


This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the contingent deferred sales charge ("CDSC") for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived (Section
III).


  I. WAIVERS OF ALL APPLICABLE SALES CHARGES


     In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B and Class C shares, as applicable, is waived:

      1. DIVIDEND REINVESTMENT

        o Shares acquired through dividend or capital gain reinvestment; and


        o Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS Fund in the MFS Family of Funds ("MFS Funds") pursuant to the Distribution Investment Program.


     2. CERTAIN ACQUISITIONS/LIQUIDATIONS

        o Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

     3. AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. Shares acquired by:


        o Officers, eligible directors, employees (including retired employees) and agents of Massachusetts Financial Services Company ("MFS"), Sun Life Assurance Company of Canada ("Sun Life") or any of their subsidiary companies;

        o Trustees and retired trustees of any investment company for which MFS Fund Distributors, Inc. ("MFD") serves as distributor;


        o Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;

        o Employees or registered representatives of dealers and other financial institution ("dealers") which have a sales agreement with MFD;

        o Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to an MFS Fund; and


        o Institutional Clients of MFS or MFS Institutional Advisors, Inc. ("MFSI").


     4. INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)

        o Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases -- General -- Involuntary Redemptions/ Small Accounts" in the Prospectus.

     5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

        INDIVIDUAL RETIREMENT ACCOUNTS ("IRA'S")

        o Death or disability of the IRA owner.

        SECTION 401(A) PLANS ("401(A) PLANS") AND SECTION 403(B) EMPLOYER SPONSORED PLANS ("ESP PLANS")


        o Death, disability or retirement of 401 (a) or ESP Plan participant;

        o Loan from 401(a) or ESP Plan (repayment of loans, however, will constitute new sales for purposes of assessing sales charges);

        o Financial hardship (as defined in Treasury Regulation Section 1.401(k)-1 (d)(2), as amended from time to time);

        o Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

        o Tax-free return of excess 401(a) or ESP Plan contributions;

        o To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401 (k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent; and

        o Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the Plan's shares in all MFS Funds (i.e., all the assets of the 401 (a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

        SECTION 403(B) SALARY REDUCTION ONLY PLANS ("SRO PLANS")

        o Death or disability of SRO Plan participant.

     6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:

        o To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

        o From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.

II.  WAIVERS OF CLASS A SALES CHARGES

    In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemption of Class A shares are waived:

     1. INVESTMENT OF REDEMPTION PROCEEDS FROM UNAFFILIATED MUTUAL FUNDS

        o Shares acquired through the investment of redemption proceeds from another open-end management investment company not distributed or managed by MFD or its affiliates if: (i) the investment is made through a dealer and appropriate documentation is submitted to MFD;
          (ii) the redeemed shares were subject to an initial sales charge or deferred sales charge (whether or not actually imposed); (iii) the redemption occurred no more than 90 days prior to the purchase of Class A shares; and (iv) the MFS Fund, MFD or its affiliates have not agreed with such company or its affiliates, formally or informally, to waive sales charges on Class A shares or provide any other incentive with respect to such redemption and sale.

     2. WRAP ACCOUNT INVESTMENTS

        o Shares acquired by investments through certain dealers which have entered into an agreement with MFD which includes a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account or a similar program under which such clients pay a fee to such dealer.

     3. INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS

        o Shares acquired by insurance company separate accounts.

     4. RETIREMENT PLANS

        ADMINISTRATIVE SERVICES ARRANGEMENTS

        o Shares acquired by retirement plans whose third party administrators, or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

        REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS

        o Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

        Shares redeemed on account of distributions made under the following circumstances:

        IRA'S

        o Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

        o Tax-free returns of excess IRA contributions.

        401(A) PLANS

        o Distributions made on or after the 401 (a) Plan participant has attained the age of 59 1/2 years old; and


        o Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a Plan.

        ESP PLANS AND SRO PLANS


        o Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.

III. WAIVERS OF CLASS B AND CLASS C SALES CHARGES

     In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:


     1. SYSTEMATIC WITHDRAWAL PLAN

        o Systematic Withdrawal Plan redemptions with respect to up to 10% per year of the account value at the time of establishment.

     2. DEATH OF OWNER

        o Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

     3. DISABILITY OF OWNER

        o Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

     4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

        IRA'S, 401(A) PLANS, ESP PLANS AND SRO PLANS


        o Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Internal Revenue Code ("Code") rules.

        SALARY REDUCTION EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")


        o Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules;

        o Death or disability of a SAR-SEP Plan participant.

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606

Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110




[logo] MFS(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund

MFS(RM) Research Fund
500 Boylston Street
Boston, MA 02116

                           MFR-1-2/97/560M 14/214/314




MFS(RM) Research Fund
Prospectus
February 1, 1997

[logo]
MFS(R) RESEARCH                                         STATEMENT OF
FUND                                                    ADDITIONAL INFORMATION


(A member of the MFS Family of Funds(R))                      February 1, 1997
------------------------------------------------------------------------------
                                                                          Page
                                                                          ----
 1.  Definitions ....................................................      2
 2.  The Fund .......................................................      2
 3.  Investment Objective, Policies and Restrictions ................      2
 4.  Management of the Fund .........................................      4
        Trustees ....................................................      4
        Officers ....................................................      5
        Investment Adviser ..........................................      6
        Custodian ...................................................      7
        Shareholder Servicing Agent .................................      7
        Distributor .................................................      7
 5.  Portfolio Transactions and Brokerage Commissions ...............      8
 6.  Shareholder Services ...........................................      9
        Investment and Withdrawal Programs ..........................      9
        Exchange Privilege ..........................................     11
        Tax-Deferred Retirement Plans ...............................     11
 7.  Tax Status .....................................................     12
 8.  Determination of Net Asset Value and Performance ...............     12
 9.  Distribution Plan ..............................................     14
10.  Description of Shares, Voting Rights and Liabilities ...........     15
11.  Independent Auditors and Financial Statements ..................     16
     Appendix A -- Description of Bond Ratings ......................    A-1
     Appendix B -- Performance Information ..........................    B-1


MFS RESEARCH FUND
A Series of MFS Series Trust V
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated February 1, 1997. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1.  DEFINITIONS
   "Fund"                        -- MFS Research Fund, a series of MFS
                                    Series Trust V, a Massachusetts
                                    business trust (the "Trust"). The
                                    Trust was known as Massachusetts
                                    Financial Total Return Trust until
                                    August 3, 1992 and as MFS Total
                                    Return Fund until August 23, 1993.
                                    The Fund reorganized as a series of
                                    the Trust on September 7, 1993.

   "MFS" or the "Adviser"        -- Massachusetts Financial Services
                                    Company, a Delaware corporation.

   "MFD"                         -- MFS Fund Distributors, Inc., a
                                    Delaware corporation.


   "Prospectus"                  -- The Prospectus of the Fund, dated
                                    February 1, 1997, as amended and
                                    supplemented from time to time.


2.  THE FUND
The Fund was known as "Massachusetts Financial Development Fund" until its name was changed as of February 1, 1992. The predecessor of the Fund -- Massachusetts Financial Development Fund, Inc. (the "Corporation") -- was incorporated under the laws of The Commonwealth of Massachusetts in 1970. The Fund was reorganized as a separate Massachusetts business trust on January 29, 1985, pursuant to an Agreement and Plan of Reorganization, dated January 15, 1985. The Fund reorganized as a series of the Trust on September 7, 1993. All references in this SAI to the Fund's past activities are intended to include those of the Corporation, unless the context indicates otherwise.

3.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term growth of capital and future income. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Prospectus contains a discussion of the Fund's policies with respect to investments in various types of securities, including repurchase agreements, and the risks involved in such investments. Some of these policies are further described below.


SECURITIES LENDING: The Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit, maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which usually will not exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of cash collateral or a fee. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Fund's total assets. The Fund did not lend any of its portfolio securities during its fiscal year ended September 30, 1996.


REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with sellers who are member firms (or subsidiaries thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.


FOREIGN SECURITIES: The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts). As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.


AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.


RISKS OF INVESTING IN LOWER RATED BONDS: The Fund may invest in fixed income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.


The Fund may also invest up to 10% of its net assets in securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities (commonly known as "junk bonds"). No minimum rating standard is required by the Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.

While the Adviser may refer to ratings issued by established credit rating agencies, it is not the Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent the Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities.


WARRANTS: The Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of its net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

THE POLICIES STATED ABOVE ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, AS MAY THE FUND'S INVESTMENT OBJECTIVE.


                               ----------------

INVESTMENT RESTRICTIONS. The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) or
(ii) 67% or more of the outstanding shares of the Trust (or a class or series, as applicable) present at a meeting if holders of more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) are represented at such meeting in person or by proxy):

The Fund may not:

    (1) Borrow amounts in excess of 5% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

    (2) Pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value);

    (3) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (4) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry;

    (5) Purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or mineral leases, commodities or commodity contracts in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Fund will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts;

    (6) Make loans to other persons except through the lending of its portfolio securities and by entering into repurchase agreements. See the discussion above under the caption "Investment Policies." Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days. Subject to the limitation set forth in paragraph 16 below, the Fund may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions. For these purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

    (7) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than U.S.
  Government securities;

    (8) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class;

    (9) Invest for the purpose of exercising control or management;

    (10) Purchase securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation, provided, however, that the Fund shall not purchase the securities of any investment company or investment trust if such purchase at the time thereof would cause more than 10% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer, and provided, further, that the Fund shall not purchase securities issued by any open-end investment company;

    (11) Invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation;

    (12) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

    (13) Purchase any securities on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

    (14) Sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (15) Purchase or sell any put or call options or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or

    (16) Invest in securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security, if more than 10% of the Fund's assets (taken at market value) would be invested in such securities.

APPLICABILITY OF RESTRICTIONS: These investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

4.  MANAGEMENT OF THE FUND
The Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the investment management of the Fund and the officers of the Trust are responsible for its operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES


A. KEITH BRODKIN,* Chairman and President (born 8/4/35)
Massachusetts Financial Services Company, Chairman

RICHARD B. BAILEY* (born 9/14/26)
Private investor; Massachusetts Financial Services Company, former Chairman
  (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

PETER G. HARWOOD (born 4/3/26)
Private Investor
Address: 211 Lindsay Pond Road, Concord, Massachusetts

J. ATWOOD IVES (born 5/1/36)
Eastern Enterprises (diversified holding company), Chairman and Chief
  Executive Officer; The Neiman Marcus Group, Inc., Vice Chairman and Chief Financial Officer (prior to February 1992)
Address: 9 Riverside Road, Weston, Massachusetts

LAWRENCE T. PERERA (born 6/23/35)
Hemenway & Barnes (attorneys), Partner
Address: 60 State Street, Boston, Massachusetts

WILLIAM J. POORVU (born 4/10/35)
Harvard University Graduate School of Business Administration, Adjunct
  Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
Address: Harvard Business School, Soldiers Field Road, Cambridge,
         Massachusetts

CHARLES W. SCHMIDT (born 3/18/28)
Private investor; OHM Corporation, Director; The Boston Company, Director;
  Boston Safe Deposit and Fund Company, Director; Mohawk Paper Company,
  Director
Address: 30 Colpitts Road, Weston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/32)
Massachusetts Financial Services Company, Senior Executive Vice President and
  Secretary

JEFFREY L. SHAMES* (born 6/2/55)
Massachusetts Financial Services Company, President

ELAINE R. SMITH (born 4/25/46)
Independent Consultant; Brigham and Women's Hospital, Executive Vice President
  and Chief Operating Officer (prior to September 1992)
Address: Weston, Massachusetts

DAVID B. STONE (born 9/2/27)
North American Management Corp. (investment adviser), Chairman and Director;
  Eastern Enterprises, Director
Address: 10 Post Office Square, Suite 300, Boston, Massachusetts


OFFICERS


W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General
  Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel


----------
*"Interested persons" (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Adviser whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.

The Fund pays the compensation of non-interested Trustees and Mr. Bailey who currently receive a fee of $2,500 per year plus $135 per meeting and $100 per committee meeting attended, together with such Trustee's out-of-pocket expenses. The Trust has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 73 and if the Trustee has completed at least five years of service, he or she would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 73 and receive reduced payments if he or she has completed at least five years of service. Under the plan, a Trustee (or his or her beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Fund will accrue its allocable share of compensation expenses each year to cover current year's service and amortize past service cost.


Set forth below is certain information concerning the cash compensation paid to the Trustees and benefits accrued, and estimated benefits payable, under the retirement plan.

                                                     TRUSTEE COMPENSATION TABLE

                                                                   RETIREMENT BENEFIT      ESTIMATED       TOTAL TRUSTEE FEES
                                                   TRUSTEE FEES    ACCRUED AS PART OF    CREDITED YEARS      FROM FUND AND
    TRUSTEE                                        FROM FUND(1)     FUND EXPENSE(1)      OF SERVICE(2)      FUND COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------
Richard B. Bailey                                    $3,770             $  726                  8              $247,168
A. Keith Brodkin                                      --0--              --0--                N/A                --0--
Peter G. Harwood                                      4,170                477                  5               105,995
J. Atwood Ives                                        3,710                757                 17                98,750
Lawrence T. Perera                                    3,835              1,506                 26                98,310
William J. Poorvu                                     4,170              1,576                 25               102,840
Charles W. Schmidt                                    4,170              1,497                 20               105,995
Arnold D. Scott                                       --0--              --0--                N/A                --0--
Jeffrey L. Shames                                     --0--              --0--                N/A                --0--
Elaine R. Smith                                       4,170                749                 27               105,995
David B. Stone                                        4,240              1,579                 14               108,710

(1) For fiscal year ended September 30, 1996.
(2) Based on normal retirement age of 73.
(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 billion) except Mr. Bailey, who served as Trustee of funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).

          ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)

                                           YEARS OF SERVICE
                                  -------------------------------------------
     AVERAGE TRUSTEE FEES          3           5          7       10 OR MORE
-----------------------------------------------------------------------------
            $3,339                $501       $  835     $1,169      $1,670
             3,604                 541          901      1,261       1,802
             3,869                 580          967      1,354       1,935
             4,134                 620        1,034      1,447       2,067
             4,399                 660        1,100      1,540       2,200
             4,664                 700        1,166      1,632       2,332

(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.

As of December 31, 1996, all Trustees and officers as a group owned less than 1% of the Fund's shares outstanding.

As of December 31, 1996, Merrill Lynch Pierce Fenner & Smith Inc., Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32232-6484 was the record owner of 5.77% of the outstanding Class A shares of the Fund, 13.05% of the outstanding Class B shares of the Fund and 28.94% of the outstanding Class C shares of the Fund.


The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of a settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

INVESTMENT ADVISER


MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").


The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated September 1, 1993 (the "Advisory Agreement"). The Adviser provides the Fund with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee computed and paid monthly on the basis of a formula based upon a percentage of the Fund's average daily net assets plus a percentage of its gross income (i.e. income other than gains from the sale of securities). The applicable percentages are reduced as assets and income reach the following levels:

   ANNUAL RATE OF MANAGEMENT FEE     ANNUAL RATE OF MANAGEMENT FEE
 BASED ON AVERAGE DAILY NET ASSETS       BASED ON GROSS INCOME

--------------------------------------------------------------------
0.40% of the first $100 million      5.0% of the first $2 million
0.32% of the next $400 million       4.0% of the next $8 million
0.288% of average daily net assets   3.6% of gross income in excess of
  in excess of $500 million            $10 million


For the fiscal year ended September 30, 1996, MFS received management fees of $4,095,566 (of which $3,518,278 was based on average daily net assets and $577,288 on gross income), equivalent on an annualized basis to 0.36% of the Fund's average daily net assets. For the fiscal year ended September 30, 1995, MFS received management fees under the Fund's Investment Advisory Agreement of $1,910,078 (of which $1,588,228 was based on average daily net assets and $321,850 on gross income), equivalent on an annualized basis to 0.41% of the Fund's average daily net assets. For the fiscal year ended September 30, 1994, MFS received management fees of $1,217,986 (of which $151,240 was based on average daily net assets and $1,066,746 on gross income), equivalent on an annualized basis to .39% of the Fund's average daily net assets. In order to comply with the expense limitations of certain state securities commissions, the Adviser will reduce its management fee or otherwise reimburse the Fund for any expenses, exclusive of interest, taxes and brokerage commissions, incurred by the Fund in any fiscal year to the extent such expenses exceed the most restrictive of such state expense limitations. The Adviser will make appropriate adjustments to such reimbursements in response to any amendment or recission of the various state requirements. Any such adjustment would not become effective until the beginning of the Fund's next fiscal year following the date of such amendments or the date on which such requirements become no longer applicable.

The Fund pays its expenses (other than those assumed by MFS or MFD), including: governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares; expenses of preparing, printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of Investors Bank & Trust Company, the Fund's custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except that its Distribution Agreement with MFD, the Fund's principal underwriter, requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated among the series in a manner believed by management of the Trust to be fair and equitable. For a list of the Fund's expenses, including the compensation paid to the Trustees who are not officers of MFS, during the fiscal year ended September 30, 1995, see "Financial Statements -- Statement of Operations" in the Annual Report to shareholders. Payment by the Fund of brokerage commissions for brokerage and research services of value to the Adviser in serving its clients is discussed under the caption "Portfolio Transactions and Brokerage Commissions."


MFS pays the compensation of the Trust's officers and any Trustee who is an officer of MFS. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments, effecting its portfolio transactions, and, in general, administering its affairs.


The Advisory Agreement will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Restrictions") or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.


CUSTODIAN
Investors Bank & Trust Company (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

SHAREHOLDER SERVICING AGENT


MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement, effective August 1, 1985 (the "Agency Agreement"). The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and keeping records in connection with the issuance, transfer and redemption of each class of shares of the Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.13%. In addition, the Shareholder Servicing Agent will be reimbursed by the Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. State Street Bank and Trust Company, the dividend and distribution disbursing agent of the Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Fund.


DISTRIBUTOR
MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement, dated January 1, 1995 as amended and restated (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling Class A shares of the Fund to dealers. The public offering price of Class A shares of the Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of the Fund is calculated by dividing the net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of the Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" below). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs" in this SAI).

Class A shares of the Fund may be sold at their net asset value to certain persons or in certain circumstances, as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer commission is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 5% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD on behalf of the Fund pays a commission on purchases of $1 million or more as described in the Prospectus.


CLASS B SHARES, CLASS C SHARES AND CLASS I SHARES: MFD acts as agent in selling Class B, Class C and Class I shares of the Fund to dealers. The public offering price of Class B, Class C and Class I shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus and the Prospectus Supplement pursuant to which Class I shares are offered).


GENERAL: Neither MFD nor dealers are permitted to delay placing orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.


During the Fund's fiscal year ended September 30, 1996, MFD received net commissions of $1,332,269 and dealers received net commissions of $8,647,645 (as their concession on gross commissions of $9,979,914) for selling Class A shares of the Fund; the Fund received $333,855,871 representing the aggregate net asset value of such shares. During the Fund's fiscal year ended September 30, 1995, MFD received net commissions of $218,078 and dealers received net commissions of $3,222,518 (as their concession on gross commissions of $3,440,596) for selling Class A shares of the Fund; the Fund received $114,399,469 representing the aggregate net asset value of such shares. During the Fund's fiscal year ended September 30, 1994, MFD received net commissions of $50,210 and dealers received net commissions of $469,118 (as their concession on gross commissions of $540,772) for selling Class A shares of the Fund; the Fund received $31,765,695 representing the aggregate net asset value of such shares.

During the Fund's fiscal year ended September 30, 1996, the Contingent Deferred Sales Charge ("CDSC") imposed on redemption of Class A, B and C shares was $3,234, $407,275 and $6,647, respectively. During the Fund's fiscal year ended September 30, 1995, the CDSC imposed on redemption of Class A and Class B shares was $654 and $109,742, respectively. During the Fund's fiscal year ended September 30, 1994, the CDSC imposed on redemption of Class A and Class B shares was $128 and $7,566, respectively.

The Distribution Agreement will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


5.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Specific decisions to purchase or sell securities for the Fund are made by a portfolio committee consisting of persons who are employees of the Adviser and who are appointed and supervised by its senior officers. Changes in the Fund's investments are reviewed by the Board of Trustees. Members of the Fund's portfolio committee may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the general level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Adviser. At present no other recapture arrangements are in effect.

Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund. The Trust's Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $39,100 of commission business from the MFS Funds to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).


The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser sometimes uses evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such Research because a substantial number of transactions were effected through brokers which provide Research but which were selected principally because of their execution capabilities.

The management fee that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


For the Fund's fiscal years ended September 1996, 1995 and 1994, total brokerage commissions of $3,831,659, $1,378,386 and $814,169, respectively were paid on total transactions of $2,556,113,000, $770,648,324 and $354,434,695. During the
Fund's fiscal year ended September 30, 1996, the Fund did not acquire or sell securities issued by affiliates of regular broker-dealers of the Fund.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for the Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.


6.  SHAREHOLDER SERVICES
INVESTMENT AND WITHDRAWAL PROGRAMS -- The Fund makes available programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

  LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $50,000 or more of Class A shares of the Fund alone or in combination with shares of Class B or Class C of the Fund or any of the classes of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36 month period, in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Fund's Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of the Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


  RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when that shareholder's new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level. See "Purchases" in the Prospectus for the sales charges on quantity discounts. For example, if a shareholder owns shares valued at public offering price at $37,500 and purchases an additional $12,500 of Class A shares of the Fund, the sales charge for the $12,500 purchase would be at the rate of 4.75% (the rate applicable to single transactions of $50,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

  SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

  DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends and capital gains made by the Fund with respect to a particular class of shares may be automatically invested in shares of the same class of one of the other MFS Funds if shares of such fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not be subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other MFS fund and consider the differences in objectives and policies before making any investment.

  SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments, based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a Plan generally are limited to 10% of the value of the account at the time of the establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order:
(i) any "Free Amount"; (ii) to the extent necessary any "Reinvested Shares";
(iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in full and fractional shares of the Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Fund ceases to assume the cost of these services. The Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any SWP may be terminated at any time by either the shareholder or the Fund.


  INVEST BY MAIL: Additional investments of $50 or more may be made at any time by mailing a check payable to the Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

  GROUP PURCHASES: A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not a Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.


  AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of other MFS Funds (if available for sale) under the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.


No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.


  REINSTATEMENT PRIVILEGE: Shareholders of the Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where such shares are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange such shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase for Class B shares (or within 12 months of the initial purchase of Class C shares and certain Class A shares), a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax advisor for further information.

EXCHANGE PRIVILEGE -- Subject to the requirements set forth below, some or all of the shares for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale and if the purchaser is eligible to purchase the class of shares) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") for an established account are received by the Shareholder Servicing Agent.


Each Exchange Request must be in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account (except that the minimum is $50 for accounts of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent). Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If an Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus the purchase of shares of another MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the restrictions and requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Shareholders of the other MFS Funds (except shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of the Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchases) for shares of the Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

TAX-DEFERRED RETIREMENT PLANS -- Except as noted below, shares of the Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

  Individual Retirement Accounts ("IRAs") (for individuals and their non-employed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

  Simplified Employee Pension (SEP-IRA) Plans;

  Retirement Plans Qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code");

  403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and

  Certain qualified corporate pension and profit-sharing plans.

The plan documents provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

An investor should consult with his tax adviser before establishing any of the tax-deferred retirement plans described above.

Class C shares are not currently available for purchase by any retirement plan qualified under Internal Revenue Code section 401(a) or 403(b) if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(a) or 403(b) recordkeeping program made available by MFS Service Center, Inc.

7.  TAX STATUS


The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income (including certain foreign currency gains), and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes (whether paid in cash or reinvested in additional shares). A portion of the Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held shares in the Fund. Any Fund dividend that is declared in October, November or December of any calendar year that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of the Fund within 90 days after their purchase followed by any purchase without payment of an additional sales charge (including purchases by exchange or by reinvestment) of Class A shares of the Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).

The Fund's current dividend and accounting policies will affect the amount, timing and character of distributions to shareholders and may, under certain circumstances, make an economic return of capital taxable to shareholders. The Fund's investment in debt securities providing for deferred interest and certain securities purchased at market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and losses. Use of foreign currencies and investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund. Investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. persons that are subject to such withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Fund by Non-U.S. persons also may be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

As long as it qualifies as a regulated investment company under the Code, the Fund will not be subject to Massachusetts income or excise taxes.


8.  DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

NET ASSET VALUE
The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for regular trading. (As of the date of this SAI, the Exchange is open for regular trading every weekday except for the following holidays or days on which they are observed: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Equity securities in the Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system.

Bonds and other fixed income securities in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Trust's Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Other short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

PERFORMANCE INFORMATION


TOTAL RATE OF RETURN: The Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares purchased after April 1, 1996) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the maximum sales charge (currently 5.75% on Class A shares), and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC. Prior to March 1, 1991, the maximum sales charge on Class A shares was 7.25%. On March 1, 1991, the maximum sales charge on Class A shares was lowered to 5.75%, the sales charge was eliminated on reinvested dividends and a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act was implemented with respect to Class A shares.

The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of the Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each class are presented in Appendix B attached hereto under the heading "Performance Quotations."

PERFORMANCE RESULTS: The performance results for Class A shares presented in Appendix B attached hereto under the heading "Performance Results" assume an initial investment of $10,000 in Class A shares, and cover the period from January 1, 1987 through December 31, 1996. It has been assumed that dividends and capital gain distributions were reinvested in additional shares. These performance results, as well as any total rate of return quotations provided by the Fund, should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total rates of return should be considered when comparing the total rate of return of the Fund to total rates of return published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value of shares and account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).

GENERAL: From time to time each Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.


From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.


From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planningsm program, an inter-generational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.


The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS: MFS has a long history of innovations.

       -- 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.


       -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.


        -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

        -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

        -- 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders to take capital gain distributions either in additional shares or in cash.

        -- 1976 -- MFS(R) Municipal Bond Fund is among the first municipal bond funds established.

        -- 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

        -- 1981 -- MFS(R) World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

        -- 1984 -- MFS(R) Municipal High Income Fund is the first open-end mutual fund to seek high tax-free income from lower-rated municipal securities.

        -- 1986 -- MFS(R) Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

        -- 1986 -- MFS(R) Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

        -- 1987 -- MFS(R) Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.


        -- 1989 -- MFS(R) Regatta becomes America's first non-qualified market-value-adjusted fixed/variable annuity.


       -- 1990 -- MFS(R) World Total Return Fund is the first global balanced fund.

        -- 1993 -- MFS(R) World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

        -- 1993 -- MFS becomes money manager of MFS(R) Union Standard Trust, the first Trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.


9.  DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effects that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A Shares, no service fees will be paid: (i) to any dealer who is the holder or dealer of record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from the Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B Shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.


DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plans is to compensate MFD for its distribution services to the Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.


DISTRIBUTION AND SERVICE FEES PAID DURING THE FUND'S LAST FISCAL YEAR: During the fiscal year ended September 30, 1996, the Fund paid the following Distribution Plan expenses:

                                    AMOUNT OF      AMOUNT OF      AMOUNT OF
                                  DISTRIBUTION   DISTRIBUTION   DISTRIBUTION
                                   AND SERVICE    AND SERVICE    AND SERVICE
                                    FEES PAID    FEES RETAINED  FEES RECEIVED
CLASSES OF SHARES                    BY FUND        BY MFD       BY DEALERS
-----------------                 ------------   -------------  -------------
Class A Shares                     $2,257,754      $324,818      $1,932,936

Class B Shares                     $3,750,472      $ 28,216      $3,722,256

Class C Shares                     $  658,367      $ 29,789      $  628,578

GENERAL: The Distribution Plan will remain in effect until August 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to the Distributions Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in the Distribution Plan or in any related agreement.

10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the Fund and one other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of each series of the Trust (Class A, Class B and Class C shares as well as Class I shares for the Fund). Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, the shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund allocable to such class available for distribution to its shareholders. The Trust reserves the right to create and issue additional classes or series of shares, in which case the shares of each class would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the Trust's shares or by an instrument in writing without a meeting, signed by a majority of Trustees and consented to by the holders of more than 50% of the shares of the Fund outstanding and entitled to vote. Shares have no preemptive or conversion rights (except as described in "Purchases -- Conversion of Class B Shares" in the Prospectus). Shares when issued are fully paid and non-assessable.

The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Objective, Policies and Restrictions -- Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

11.  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


The Portfolio of Investments at September 30, 1996, the Statement of Assets and Liabilities at September 30, 1996, the Statement of Operations for the year ended September 30, 1996, the Statement of Changes in Net Assets for each of the two years in the period ended September 30, 1996, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                    APPENDIX A
                         DESCRIPTION OF BOND RATINGS

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various bonds. IT SHOULD BE EMPHASIZED, HOWEVER, THAT RATINGS ARE NOT ABSOLUTE STANDARDS OF QUALITY. CONSEQUENTLY, BONDS WITH THE SAME MATURITY, COUPON AND RATING MAY HAVE DIFFERENT YIELDS WHILE BONDS OF THE SAME MATURITY AND COUPON WITH DIFFERENT RATINGS MAY HAVE THE SAME YIELD.

                                   MOODY'S

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted;

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy;

    3. There is a lack of essential data pertaining to the issue or issuer;

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

                                     S&P

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                    FITCH

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l +".

A: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protect. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be lowered, FitchAlert is relatively short-term, and should be resolved within 12 months.

                                                                    APPENDIX B

                           PERFORMANCE INFORMATION

The performance results and quotations below should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary. See "Determination of Net Asset Value and Performance" in the SAI.

                    PERFORMANCE RESULTS -- CLASS A SHARES

                       VALUE OF          VALUE OF        VALUE OF
                    INITIAL $10,000    CAPITAL GAIN     REINVESTED    TOTAL
   YEAR ENDED         INVESTMENT       DISTRIBUTIONS     DIVIDENDS    VALUE

December 31, 1987       $ 8,268           $ 1,536         $  130     $ 9,934
December 31, 1988         8,727             1,814            416      10,957
December 31, 1989         9,714             3,211            894      13,819
December 31, 1990         8,606             3,172          1,211      12,989
December 31, 1991        10,337             5,185          1,704      17,226
December 31, 1992        10,640             6,652          1,852      19,144
December 31, 1993        11,497             9,147          2,649      23,293
December 31, 1994        10,415            10,090          2,790      23,295
December 31, 1995        13,541            14,272          4,472      32,285
December 31, 1996        16,034            17,685          6,468      40,187

Explanatory Notes: The results in the table assume that income dividends and capital gain distributions were invested in additional shares. The results also assume that the initial investment in Class A shares was reduced by the current maximum applicable sales charge. No adjustment has been made for income taxes, if any, payable by shareholders.

                            PERFORMANCE QUOTATIONS

All performance quotations are for the fiscal year ended September 30, 1996.

                                           AVERAGE ANNUAL TOTAL RETURNS
                                     ----------------------------------------
                                                               10 YEAR OR
                                       1 YEAR      5 YEAR     LIFE OF FUND
                                       ------      ------     ------------
Class A shares with sales charge ....  19.28%      18.06%        14.91%
Class A shares without sales charge .  26.54%       N/A           N/A
Class B shares with CDSC ............  21.59%       N/A           N/A
Class B shares without CDSC .........  25.59%      18.92%(1)     15.34%(1)
Class C shares with CDSC ............  24.67%       N/A           N/A
Class C shares without CDSC .........  25.67%      18.99%(2)     15.37%(2)

(1) Class B share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class B shares differ. Class B share performance has been adusted to reflect that Class B shares generally are subject to CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class B share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.
(2) Class C share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class C shares on January 3, 1994. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class C shares differ. Class C shares performance has been adjusted to reflect that Class C shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class C share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN
Investors Bank & Trust Company
89 South Street, Boston, MA 02111

DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606

MAILING ADDRESS
P.O. Box 2281, Boston, MA 02107-9906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

MFS(R)
RESEARCH
FUND

500 BOYLSTON STREET
BOSTON, MA 02116

[logo]

We invented the mutual fund(SM)


[recycle symbol]   Printed on recycled paper.         MFR-13-2/97/500 14/214/314

--------------------------------------------------------------------------------
[MFS(SM)                                               Annual Report
INVESTMENT MANAGEMENT LOGO]                            for Year Ended
                                                       September 30, 1996


--------------------------------------------------------------------------------
MFS(R) Research Fund
--------------------------------------------------------------------------------


                            [PHOTO OF CIRCUIT BOARD]

Table of Contents

Letter from the Chairman                                1
A Discussion with the Director of Research              3
Portfolio Concentration                                 6
Fund Facts                                              6
Performance Summary                                     7
Portfolio of Investments                                9
Financial Statements                                   14
Notes to Financial Statements                          21
Independent Auditors' Report                           27
Trustees and Officers                                  29

--------------------------------------------------------------------------------


Highlights

o For the past 12 months, the net asset value of Class A shares of the Fund provided a total return of 26.54%, Class B shares 25.59%, and Class C shares 25.67%, while the S&P 500 returned 20.32%.

o Strategic overweightings in technology, retail, and leisure enhanced performance, while companies in the consumer staples, industrial goods and services, and financial services sectors provided strong earnings growth and price appreciation.

o The Fund has been overweighted in technology for the past two years, reflecting our belief that many of these companies consistently offer superior growth at reasonable valuations.

o The Fund also remains overweighted in the health care sector based on our confidence in the long-term prospects for companies such as Pfizer, Rhone-Poulenc Rorer, Pacificare, and United Healthcare.


--------------------------------------------------------------------------------

Letter from the Chairman

[PHOTO OF           Dear Shareholders:
 A. KEITH
 BRODKIN]           As we enter the last quarter of 1996, the U.S. economy
                    appears to have settled into a pattern of moderate growth and inflation -- two factors that we think can be important contributors to a favorable long-term investment climate.
                    During the first quarter of 1996, real (inflation-adjusted) economic growth was 2.3% on an annualized basis, followed by a rate of 4.7% in the second quarter. Real growth in gross domestic product has surpassed our expectations this year, and we now expect that growth for all of 1996 could exceed 2.5%. Although the individual consumer appears to be carrying an excessive debt load, the consumer sector itself, which represents two-thirds of the economy, continues to be impressive in its support of the automobile and housing markets. Consumer spending has also been positively impacted by widespread job growth and, more recently, increasing wages. The latest statistics appear to show signs of slower consumer spending, especially in overall retail sales, which have been flat for several months. Furthermore, the European and Japanese economies continue to be in the doldrums, weakening U.S. export markets while subduing the capital spending plans of American corporations. Economic growth should continue, but we expect it could slacken toward the end of the year.

   While we do not anticipate this year's U.S. stock market to match the extraordinary performance of 1995, we continue to be positive about the equity market for the remainder of 1996. We believe the equity market currently represents fair value. However, the expected slowdown in corporate earnings growth and interest rate increases earlier in the year have raised some near-term concerns, as was seen in July's stock market correction. Further increases in interest rates, and an acceleration of inflation coupled with an additional slowdown in corporate earnings growth, could have a negative effect on the stock market in the near term. To the extent that some earnings disappointments are taken as a sign that the economy is not overheating, this may prove beneficial for the longer-term health of the equity market. We believe that many of the technology-driven productivity gains U.S. companies have made in recent years will continue to enhance corporate America's competitiveness and profitability. Therefore, while we have some near-term concerns, we continue to advance on the long-term viability of the equity market.

   Finally, this report to shareholders incorporates several changes which we hope you will find informative and useful. Following the discussion with the Director of Research, we have added new information on the Fund's holdings, including a chart illustrating the portfolio's concentration in the investments that meet its criteria. Near the back of the report, telephone numbers and addresses are listed if you would like to contact MFS.
   We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin

A. Keith Brodkin
Chairman and President

October 15, 1996

A Discussion with the Director of Research

[PHOTO OF           For the 12 months ended September 30, 1996, the Fund
 KEVIN R.           significantly outperformed the overall stock market as
 PARKE]             measured by the Standard & Poor's 500 Composite Index (the
                    S&P 500). For the same period the S&P 500, a popular, unmanaged index of common stock performance, returned
                    20.32%. Class A shares of the Fund provided a total return of 26.54%, Class B shares 25.59%, and Class C shares 25.67%.
All of these returns assume the reinvestment of distributions but exclude the effects of any sales charges.

Q. Why do you think the Fund performed so well this year, Kevin?
A. The Fund's favorable performance can be attributed to four factors. Primarily, strategic overweightings in technology, retail, and leisure enhanced the portfolio's performance. Secondly, within the consumer staples, industrial goods and services, and financial services sectors, the analysts uncovered companies which provided strong earnings growth and price appreciation given the market environment. Thirdly, exposure to the utilities and communications, autos and housing, and basic materials sectors was low as a result of what we considered to be dismal earnings prospects for many of these companies. Finally, the stock market's rally, as well as the strong business and economic environment over the past year, continued to be positive factors for the Fund.

Q. Can you briefly describe the process the committee of research analysts goes through in selecting stocks for the Fund?
A. The Fund is most accurately described as a "best ideas" portfolio, based on a bottom-up, fundamental research process. The Fund is managed by a committee of experienced industry analysts, each of whom includes in the portfolio those securities within his or her industry that he or she believes offer the highest probability of capital appreciation. Each analyst conducts rigorous fundamental analysis, including on-site visits and meetings with company management, to select companies with strong balance sheets, dynamic management, and a competitive advantage within their respective industries. Once an analyst selects a company for inclusion in the Fund, he or she can finance it by selling an existing holding in his or her industry. Otherwise, the analyst must ask for an additional weighting in that industry and present the idea to the entire group, which considers the analyst's presentation and analyzes the company before voting on the new idea.

Q. We noticed that technology is the Fund's largest sector. What do the analysts like about this sector, and are any segments of technology favored more than others?
A. The Fund has been overweighted in technology for the past two years. It is our belief that many companies which shape the technology sector consistently offer superior growth at reasonable valuations compared to other sectors of the economy. Our emphasis continues to be on computer software companies such as Oracle Corporation, Microsoft, and BMC Software. We believe the current levels of earnings growth for these companies are sustainable given their current management structure, industry positioning, new product development, and established pipeline.

Q. What other sectors do the analysts like?
A. We remain confident about the leisure sector. HFS, Inc., MGM Grand, and Jacor Communications have made notable gains over the past 12 months. HFS, Inc., one of the top positions in the Fund, continues to make strategic acquisitions which the committee believes will help enhance the company's earnings growth over the next 12 to 18 months.

 The Fund remains overweighted in the health care sector based on our confidence in the long-term growth prospects of select companies within the group. Pharmaceutical companies such as Pfizer, Inc. exceeded analysts' earnings expectations this past year through concentrated cost-cutting efforts, strong sales momentum, and strategic positioning in the marketplace. We also believe well-managed companies such as Pacificare and United Healthcare offer substantial long-term growth potential within the health maintenance organization (HMO) industry.

Q. What sectors are the analysts avoiding or de-emphasizing now, and why?
A. We are currently underweighted in the utilities, communications, energy, basic materials, and automotive sectors due to the cyclical commodity nature of many companies in these groups.

Q. Can you name some stocks or sectors that performed as well as or better than expected, and tell us why you think they did well?
A. Nike, Inc. led the charge in earnings growth within the retail sector over the past year. Its consistent dominance in the domestic U.S. market as well as its continued penetration abroad allowed it to remain the world's leading footwear maker. Within the financial services sector, consolidations such as Chase Manhattan and, more recently, BankBoston have performed well as a result of the market's acceptance of their mergers and their ability to cut costs and increase revenues. Union Planters' recent acquisition of Leader Financial was also well received by Wall Street. We believe Union Planters' fundamental improvements and low valuation make it an attractive stock with strong fundamentals.

Q. Now how about some stocks or sectors that did not perform as well as expected?
A. While we continue to believe that select stocks within the health care sector offer tremendous future growth potential, their marketplace value has yet to be realized. As a result, some of the health care stocks within the Fund underperformed during the year.

Q. As you look ahead, what changes do you see in the overall market or economic environment as it relates to the Fund, and how are you positioning the Fund to try and take advantage of those changes?
A. While recent economic data suggest some possible easing of economic growth and labor supply shortages, we expect more volatility is likely for the rest of the year. Many economists on Wall Street are also anticipating an interest rate hike by the Federal Reserve Board. We will continue to focus on well-positioned and attractively valued stocks that we believe will strongly perform regardless of the economic backdrop. Within the technology, health care, consumer staples, industrial goods and services, and financial services sectors, we have identified companies that we think can grow earnings in the current market environment. Through close examination of long-term company fundamentals, we will seek to provide robust relative performance in what could be a more challenging environment for the U.S. equity market in the months ahead.

/s/ Kevin R. Parke

Kevin R. Parke
Director of Research

The Committee of MFS Research Analysts is responsible for the day-to-day management of the Fund under the general supervision of Mr. Parke.

--------------------------------------------------------------------------------


Tax Form Summary

In January 1997, shareholders will be mailed a Tax Form Summary reporting the federal tax status of all distributions paid during the calendar year 1996. For the year ended September 30, 1996, the amount of distributions from income eligible for the 70% dividends-received deduction for corporations came to 14.14%.


--------------------------------------------------------------------------------

Portfolio Concentration as of September 30, 1996

Ten Largest Holdings

Philip Morris Companies, Inc.
Tobacco, food, and beverage
conglomerate

Praxair Inc.
Manufactures industrial gas
supplies

Oracle Corporation
Develops and manufactures
database software

McDonnell Douglas
Commercial and defense aircraft manufacturer

Kimberly Clark
Paper products company

HFS, Inc.
Franchiser of hotels and real estate companies

United Technologies
Aerospace, defense, and building equipment conglomerate

Colgate-Palmolive
Cosmetics and toiletries company

Penncorp Financial Group
Underwrites and markets life and health insurance

St. Jude Medical
Manufactures medical instruments

Largest Holdings

--------------------------------------------------------------------------------
[DESCRIPTION OF PIE CHART]


Other 39.80%

Industrial Goods
and Services 8.40%

Health Care 10.60%

Consumer Staples 11.80%

Financial Services 12.20%

Technology 17.20%


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Fund Facts

Strategy:                  The Fund's investment objective is to provide
                           long-term growth of capital and future income.

Commencement of
investment operations:     October 13, 1971

Size:                      $1.8 billion as of September 30, 1996


--------------------------------------------------------------------------------

Performance Summary

The information below and on the following page illustrates the historical performance of MFS Research Fund Class A shares in comparison to various market indicators. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. You cannot invest in an index. All results reflect the reinvestment of all dividends and capital gains.

Class B shares were offered effective September 7, 1993. Information on Class B share performance appears on the next page. Class C shares were offered effective January 3, 1994. Information on Class C share performance appears on the next page.


--------------------------------------------------------------------------------
[DESCRIPTION OF LINE CHART]

Growth of a Hypothetical $10,000 Investment
(For the 5-Year Period Ended September 30, 1996)

9/91     9427     10000    10000
9/92     10538    10299    11099
9/93     13517    10576    12542
9/94     14561    10889    13000
9/95     18128    11166    16850
9/96     22939    11486    20260


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[DESCRIPTION OF LINE CHART]

Growth of a Hypothetical $10,000 Investment
(For the 10-Year Period Ended September 30, 1996)

9/30/86  9421     10000    10000
9/30/87  13631    10430    14335
9/30/88  11514    10866    12555
9/29/89  14612    11337    16684
9/28/90  13085    12036    15139
9/30/91  16494    12444    19849
9/30/92  18439    12815    22030
9/30/93  23651    13160    24893
9/30/94  25478    13550    25803
9/29/95  31718    13895    33445
9/30/96  40137    14293    40213


--------------------------------------------------------------------------------

Average Annual Total Returns                      1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------
MFS Research Fund (Class A) including 5.75%
  sales charge                                      +19.28%    +16.96%   +18.06%     +14.91%
---------------------------------------------------------------------------------------------
MFS Research Fund (Class A) at net asset value      +26.54%    +19.28%   +19.46%     +15.60%
---------------------------------------------------------------------------------------------
MFS Research Fund (Class B) without CDSC            +25.59%    +18.38%   +18.92%     +15.34%
---------------------------------------------------------------------------------------------
MFS Research Fund (Class B) with CDSC               +21.59%    +17.66%   +18.72%     +15.34%
---------------------------------------------------------------------------------------------
MFS Research Fund (Class C) without CDSC            +25.67%    +18.49%   +18.99%     +15.37%
---------------------------------------------------------------------------------------------
MFS Research Fund (Class C) with CDSC               +24.67%    +18.49%   +18.99%     +15.37%
VAverage growth fund                                +15.89%    +14.11%   +13.69%     +13.28%
---------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index               +20.32%    +17.34%   +15.17%     +14.93%
---------------------------------------------------------------------------------------------
Consumer Price Index*                                +2.85%     +2.79%    +2.81%      +3.64%
---------------------------------------------------------------------------------------------

*The Consumer Price Index is a popular measure of change in prices.

Class A SEC results include the maximum 5.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. See the prospectus for details. Class C shares along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases made on or after April 1, 1996 will be subject to a 1% CDSC if redeemed within 12 months of purchase.

Class B and Class C share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993 and of Class C shares on January 3, 1994. Sales charges and operating expenses for Class A, Class B, and Class C shares differ. The Class A share performance, which is included within the Class B and Class C share SEC performance, has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares. Class B and Class C share performance has not been adjusted, however, to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

All results are historical and, therefore, are not an indication of future results. The principal value and income return of an investment in a mutual fund will vary with changes in market conditions, and shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments - September 30, 1996

Common Stocks - 96.3%
=========================================================================================
Issuer                                                          Shares              Value
-----------------------------------------------------------------------------------------
U.S. Stocks - 84.8%
  Aerospace - 5.6%
    General Dynamics Corp.                                     204,600        $14,091,825
    Lockheed Martin Corp.                                      279,100         25,153,887
    McDonnell Douglas Corp.                                    611,500         32,103,750
    United Technologies Corp.                                  238,500         28,649,812
                                                                          ---------------
                                                                              $99,999,274
-----------------------------------------------------------------------------------------
  Agricultural Products - 1.4%
    Case Corp.                                                 511,600        $24,940,500
-----------------------------------------------------------------------------------------
  Apparel and Textiles - 0.7%
    Nike, Inc., "B"                                            100,000        $12,150,000
-----------------------------------------------------------------------------------------
  Automotive - 0.5%
    Goodrich (B.F.) Co.                                        205,300        $ 9,264,163
-----------------------------------------------------------------------------------------
  Banks and Credit Companies - 4.1%
    Bank of Boston Corp.                                       375,120        $21,710,070
    Chase Manhattan Corp.                                      279,604         22,403,271
    Crestar Financial Corp.                                     76,100          4,489,900
    Fleet Financial Group, Inc.                                219,900          9,785,550
    Leader Financial Corp.                                     287,500         15,525,000
                                                                          ---------------
                                                                              $73,913,791
-----------------------------------------------------------------------------------------
  Biotechnology - 0.4%
    Guidant Corp.*                                             144,500        $ 7,983,625
-----------------------------------------------------------------------------------------
  Business Machines - 2.3%
    Affiliated Computer Services Co.*                          165,400        $ 9,717,250
    Digital Equipment Corp.*                                   259,500          9,277,125
    Sun Microsystems, Inc.*                                    366,700         22,781,238
                                                                          ---------------
                                                                              $41,775,613
-----------------------------------------------------------------------------------------
  Business Services - 2.4%
    Alco Standard Corp.                                        339,000        $16,907,625
    DST Systems, Inc.*                                         407,500         13,040,000
    Technology Solutions Co.*                                  367,550         12,818,306
                                                                          ---------------
                                                                              $42,765,931
-----------------------------------------------------------------------------------------
  Chemicals - 3.4%
    Air Products & Chemicals, Inc.                             444,300        $25,880,475
    Polymer Group, Inc.*                                        81,200          1,136,800
    Praxair, Inc.                                              805,500         34,636,500
                                                                          ---------------
                                                                              $61,653,775
-----------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 3.3%
    Electronic Arts, Inc.*                                     422,400        $15,787,200
    First Data Corp.                                           197,100         16,088,288
    Microsoft Corp.*                                           201,400         26,559,625
                                                                          ---------------
                                                                              $58,435,113
-----------------------------------------------------------------------------------------
  Computer Software - Systems - 6.7%
    Adobe Systems, Inc.                                        307,900        $11,469,275
    BMC Software, Inc.*                                        220,200         17,505,900
    Cadence Design Systems, Inc.*                              607,675         21,724,381

Common Stocks - continued
=========================================================================================
Issuer                                                          Shares              Value
-----------------------------------------------------------------------------------------
U.S. Stocks - continued
  Computer Software - Systems - continued
    Computer Associates International, Inc.                    234,350       $ 14,002,412
    Compuware Corp.*                                           124,400          5,691,300
    Oracle Corp.*                                              778,325         33,127,457
    Sybase, Inc.*                                              253,900          3,776,762
    Synopsys, Inc.*                                            266,700         12,301,537
                                                                          ---------------
                                                                             $119,599,024
-----------------------------------------------------------------------------------------
  Consumer Goods and Services - 9.6%
    Colgate-Palmolive Co.                                      321,800       $ 27,956,375
    Estee Lauder Cos., "A"                                     186,400          8,364,700
    Gillette Co.                                               355,700         25,654,863
    Philip Morris Cos., Inc.                                   390,200         35,020,450
    Procter & Gamble Co.                                       270,400         26,364,000
    Revlon, Inc.*                                              270,100          8,373,100
    Sherwin-Williams Co.                                       279,800         12,975,725
    Tyco International Ltd.                                    477,100         20,574,938
    UST, Inc.                                                  239,900          7,107,038
                                                                          ---------------
                                                                             $172,391,189
-----------------------------------------------------------------------------------------
  Defense Electronics - 0.6%
    Loral Space & Communications*                              694,700       $ 10,941,525
-----------------------------------------------------------------------------------------
  Electronics - 1.4%
    Analog Devices, Inc.*                                      254,200       $  6,895,175
    LSI Logic Corp.*                                           130,800          3,041,100
    Xilinx, Inc.*                                              441,400         15,007,600
                                                                          ---------------
                                                                             $ 24,943,875
-----------------------------------------------------------------------------------------
  Entertainment - 2.4%
    Cox Radio, Inc., "A"*                                       28,900       $    630,006
    Harrah's Entertainment, Inc.*                              322,600          6,008,425
    Jacor Communications, Inc., "A"*                           316,200         10,908,900
    Showboat, Inc.                                             439,500          9,669,000
    Viacom, Inc.*                                              419,000         14,874,500
                                                                          ---------------
                                                                             $ 42,090,831
-----------------------------------------------------------------------------------------
  Financial Institutions - 0.9%
    Advanta Corp., "B"                                         367,800       $ 15,723,450
-----------------------------------------------------------------------------------------
  Food and Beverage Products - 1.4%
    Earthgrains Co.                                              9,100       $    350,350
    McCormick & Co. Inc.                                       439,700         10,277,988
    Tyson Foods, Inc.                                          520,700         13,896,181
                                                                          ---------------
                                                                             $ 24,524,519
-----------------------------------------------------------------------------------------
  Forest and Paper Products - 1.7%
    Kimberly Clark Corp.                                       335,800       $ 29,592,375
-----------------------------------------------------------------------------------------
  Insurance - 5.2%
    Allstate Corp.                                             179,010       $  8,816,243
    Amerin Corp.*                                              186,200          4,189,500
    CIGNA Corp.                                                213,200         25,557,350
    Chartwell Re Corp.                                         196,600          4,988,725

Common Stocks - continued
=========================================================================================
Issuer                                                           Shares             Value
-----------------------------------------------------------------------------------------
U.S. Stocks - continued
  Insurance - continued
    Equitable of Iowa Cos.                                      211,600       $ 8,781,400
    Everest Re Holdings, Inc.                                   292,300         7,234,425
    ITT Hartford Group, Inc.                                     40,000         2,360,000
    LaSalle Re Holdings Ltd.                                    202,100         4,749,350
    Penncorp Financial Group, Inc.                              834,200        26,902,950
                                                                          ---------------
                                                                              $93,579,943
-----------------------------------------------------------------------------------------
  Medical and Health Products - 3.7%
    Pfizer, Inc.                                                158,000       $12,501,750
    Pharmacia & Upjohn, Inc.                                    306,100        12,626,625
    Rhone-Poulenc Rorer, Inc.                                   133,800         9,851,025
    Uromed Corp.*                                             1,351,000        14,861,000
    Ventritex, Inc.*                                            786,500        13,763,750
    Zoll Medical Corp.*                                         176,000         2,728,000
                                                                          ---------------
                                                                              $66,332,150
-----------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 4.4%
    Coventry Corp.*                                             483,700       $ 5,774,168
    Healthsource, Inc.*                                          83,200         1,227,200
    Living Centers of America*                                  192,400         4,810,000
    Mariner Health Group, Inc.*                                  46,300           711,862
    Pacificare Health Systems, Inc., "A"*                        91,800         7,596,450
    Pacificare Health Systems, Inc., "B"*                       158,800        13,736,200
    St. Jude Medical, Inc.*                                     662,650        26,754,493
    United Healthcare Corp.                                     432,300        17,994,487
                                                                          ---------------
                                                                              $78,604,860
-----------------------------------------------------------------------------------------
  Oils - 2.5%
    Barrett Resources Corp.*                                    398,700       $14,054,175
    Exxon Corp.                                                  89,200         7,425,900
    Mobil Corp.                                                 118,400        13,704,800
    Newfield Exploration Co.*                                   219,400         9,873,000
                                                                          ---------------
                                                                              $45,057,875
-----------------------------------------------------------------------------------------
  Railroads - 3.3%
    Burlington Northern Santa Fe                                186,400       $15,727,500
    CSX Corp.                                                   337,700        17,053,850
    Wisconsin Central Transportation Corp.*                     707,600        25,385,150
                                                                          ---------------
                                                                              $58,166,500
-----------------------------------------------------------------------------------------
  Restaurants and Lodging - 3.8%
    HFS, Inc.*                                                  438,400       $29,318,000
    Host Marriott Corp.*                                      1,205,100        17,473,950
    MGM Grand, Inc.*                                            374,600        15,826,850
    Promus Hotel Corp.*                                         182,650         5,159,863
                                                                          ---------------
                                                                              $67,778,663
-----------------------------------------------------------------------------------------
  Special Products and Services - 1.1%
    Sphere Drake Holdings Ltd.                                  263,400       $ 2,370,600
    Stanley Works                                               605,900        17,040,938
                                                                          ---------------
                                                                              $19,411,538
-----------------------------------------------------------------------------------------
  Stores - 4.7%
    CompUSA, Inc.*                                              463,800       $25,045,200

Common Stocks - continued
=========================================================================================
Issuer                                                            Shares            Value
-----------------------------------------------------------------------------------------
U.S. Stocks - continued
   Stores - continued
    Gymboree Corp.*                                              483,500    $   14,686,312
    Hollywood Entertainment Corp.*                               393,500         8,066,750
    Home Depot, Inc.                                             207,800        11,818,625
    Lowe's Cos., Inc.                                            240,800         9,842,700
    Micro Warehouse, Inc.*                                       255,200         6,571,400
    Staples, Inc.*                                               397,850         8,827,297
                                                                           ---------------
                                                                            $   84,858,284
------------------------------------------------------------------------------------------
  Supermarkets - 1.3%
    Safeway, Inc.*                                               524,600    $   22,361,075
------------------------------------------------------------------------------------------
  Telecommunications - 3.4%
    Ascend Communications, Inc.*                                  44,675    $    2,954,134
    Cabletron Systems, Inc.*                                     179,300        12,259,638
    Cisco Systems, Inc.*                                         269,200        16,707,225
    Glenayre Technologies, Inc.*                                 389,200         8,951,600
    Lucent Technologies, Inc.                                    256,300        11,757,763
    U.S. Robotics Corp.*                                         135,700         8,769,613
                                                                           ---------------
                                                                            $   61,399,973
------------------------------------------------------------------------------------------
  Utilities - Gas - 1.7%
    Coastal Corp.                                                404,300    $   16,677,375
    PanEnergy Corp.                                              416,400        14,417,850
                                                                           ---------------
                                                                            $   31,095,225
------------------------------------------------------------------------------------------
  Utilities - Telephone - 0.9%
    MCI Communications Corp.                                     641,600    $   16,441,000
------------------------------------------------------------------------------------------
Total U.S. Stocks (Identified Cost, $1,254,965,267)                         $1,517,775,659
------------------------------------------------------------------------------------------
Foreign Stocks - 11.5%
  Denmark - 0.7%
    ISS International Service System (Commercial
    Services)                                                    507,400    $   12,999,131
------------------------------------------------------------------------------------------
  Finland - 0.7%
    Huhtamaki Free Shares, "I" (Food Processing)                 259,300    $    9,769,024
    TT Tieto OY (Computer Software)                               64,300         3,549,212
                                                                           ---------------
                                                                            $   13,318,236
------------------------------------------------------------------------------------------
  France - 0.5%
    Union des Assurances Federal (Insurance)                      68,800    $    8,047,089
------------------------------------------------------------------------------------------
  Germany - 0.2%
    SAP AG (Computer Software)                                    17,800    $    2,984,934
------------------------------------------------------------------------------------------
  Greece - 0.3%
    Hellenic Telephone (Telecommunications)                      301,100    $    5,063,900
------------------------------------------------------------------------------------------
  Hong Kong - 2.1%
    Dah Sing Financial Group (Banking)                           592,000    $    2,082,301
    Giordano Holdings Ltd. (Retail - Apparel)                 11,691,000        10,279,896
    Wharf Holdings (Diversified Holdings)                      4,877,000        20,182,001
    Wing Hang Bank Ltd. (Banking)                              1,160,000         4,350,232
                                                                           ---------------
                                                                            $   36,894,430
------------------------------------------------------------------------------------------

Common Stocks - continued
=========================================================================================
Issuer                                                            Shares            Value
-----------------------------------------------------------------------------------------
Foreign Stocks - continued
  Italy - 0.7%
    Olivetti S.p.A. (Office Automation and Furnishings)*      17,644,400    $    6,463,144
    Telecom Italia Mobile S.p.A. (Telecommunications)          4,639,800         5,757,064
                                                                           ---------------
                                                                            $   12,220,208
------------------------------------------------------------------------------------------
  Malaysia - 0.4%
    New Straits Times Press Holdings Ltd.  (Publishing)        1,398,000    $    7,363,685
------------------------------------------------------------------------------------------
  Philippines - 0.8%
    Pilipino Telephone Corp. (Telecommunications)*             9,949,700    $   13,670,888
------------------------------------------------------------------------------------------
  South Korea - 0.4%
    Korea Mobile Telecommunications
     (Telecommunications)*                                       506,150    $    7,655,519
------------------------------------------------------------------------------------------
  Sweden - 1.9%
    Astra AB, Free Shares, "B" (Medical and  Health Products)    514,260    $   21,149,354
    Enator AB (Computer Services)*                               187,400         4,129,246
    Nobel Biocare (Medical Products)                             488,000         9,206,120
                                                                           ---------------
                                                                            $   34,484,720
------------------------------------------------------------------------------------------
  United Kingdom - 2.8%
    British Petroleum PLC, ADR (Oils)                            158,000    $   19,750,000
    Jarvis Hotels PLC (Lodging)*+                              4,938,595        12,127,397
    Kwik-Fit Holdings PLC (Automotive Services)                2,341,200         8,331,160
    Lloyds TSB Group PLC (Banking)                             1,782,000        10,536,431
                                                                           ---------------
                                                                            $   50,744,988
------------------------------------------------------------------------------------------
Total Foreign Stocks (Identified Cost, $193,876,724)                        $  205,447,728
------------------------------------------------------------------------------------------
Total Common Stocks (Identified Cost, $1,448,841,991)                       $1,723,223,387
------------------------------------------------------------------------------------------

Short-Term Obligations - 1.9%
------------------------------------------------------------------------------------------
                                                        Principal Amount
                                                           (000 Omitted)
------------------------------------------------------------------------------------------
    Federal Farm Credit, due 10/01/96                        $     2,720    $    2,720,000
    Federal Home Loan Bank, due 10/18/96                             180           179,553
    Federal Home Loan Mortgage Corp., due
     10/18/96                                                      1,000           997,516
    H. J. Heinz Co., due 10/29/96                                 12,700        12,647,450
    Transamerica Corp., due 10/15/96                               6,300         6,286,967
    Transamerica Corp., due 10/23/96                              10,700        10,665,017
------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost and Value                   $   33,496,503
------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,482,338,494)                         $1,756,719,890

Other Assets, Less Liabilities - 1.8%                                           32,120,611
------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                         $1,788,840,501
------------------------------------------------------------------------------------------

*Non-income producing security.
+Restricted security.
See notes to financial statements

Financial Statements

Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------------
September 30, 1996
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,482,338,494)                              $1,756,719,890
  Cash                                                                                         34,740
  Receivable for Fund shares sold                                                          19,832,153
  Receivable for investments sold                                                          28,993,229
  Interest and dividends receivable                                                         1,811,779
  Other assets                                                                                  8,971
                                                                                       ---------------
   Total assets                                                                        $1,807,400,762
                                                                                       ---------------
Liabilities:
  Payable for Fund shares reacquired                                                   $    3,677,900
  Payable for investments purchased                                                        14,571,079
  Payable to affiliates -
   Management fee                                                                              49,416
   Shareholder servicing agent fee                                                             23,514
   Distribution fee                                                                            48,559
  Accrued expenses and other liabilities                                                      189,793
                                                                                       ---------------
   Total liabilities                                                                   $   18,560,261
                                                                                       ---------------
Net assets                                                                             $1,788,840,501
                                                                                       ---------------
Net assets consist of:
  Paid-in capital                                                                      $1,406,095,540
  Unrealized appreciation on investments and translation of assets and liabilities in
    foreign currencies                                                                    274,380,764
  Accumulated undistributed net realized gain on investments and foreign currency
    transactions                                                                          107,963,964
  Accumulated undistributed net investment income                                             400,233
                                                                                       ---------------
   Total                                                                               $1,788,840,501
                                                                                       ---------------
Shares of beneficial interest outstanding                                                97,362,965
                                                                                       ---------------
Class A shares:
  Net asset value and redemption price per share (net assets of $972,352,732 /
    52,486,783 shares of beneficial interest outstanding)                                  $18.53
                                                                                       ---------------
  Offering price per share (100/94.25)                                                     $19.66
                                                                                       ---------------
Class B shares:
  Net asset value and offering price per share (net assets of $680,456,245 /
    37,409,007 shares of beneficial interest outstanding)                                  $18.19
                                                                                       ---------------
Class C shares:
  Net asset value and offering price per share (net assets of $136,031,524 /
    7,467,175 shares of beneficial interest outstanding)                                   $18.22
                                                                                       ---------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations
-----------------------------------------------------------------------------------------
Year Ended September 30, 1996
-----------------------------------------------------------------------------------------
Net investment income:
  Income -
   Dividends                                                               $ 12,285,153
   Interest                                                                   2,454,776
   Foreign taxes withheld                                                      (295,476)
                                                                          ---------------
    Total investment income                                                $ 14,444,453
                                                                          ---------------
  Expenses -
   Management fee                                                          $  4,277,357
   Trustees' compensation                                                        12,774
   Shareholder servicing agent fee (Class A)                                    982,983
   Shareholder servicing agent fee (Class B)                                    807,550
   Shareholder servicing agent fee (Class C)                                     97,859
   Distribution and service fee (Class A)                                     2,271,075
   Distribution and service fee (Class B)                                     3,722,595
   Distribution and service fee (Class C)                                       653,213
   Custodian fee                                                                228,370
   Postage                                                                      117,571
   Printing                                                                      34,446
   Auditing fees                                                                 11,132
   Legal fees                                                                     5,469
   Miscellaneous                                                                370,523
                                                                          ---------------
    Total expenses                                                         $ 13,592,917
   Fees paid indirectly                                                         (37,095)
                                                                          ---------------
    Net expenses                                                           $ 13,555,822
                                                                          ---------------
     Net investment income                                                 $    888,631
                                                                          ---------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
   Investment transactions                                                 $110,009,030
   Foreign currency transactions                                               (155,240)
                                                                          ---------------
    Net realized gain on investments and foreign currency transactions     $109,853,790
                                                                          ---------------
  Change in unrealized appreciation (depreciation) -
   Investments                                                             $148,651,932
   Translation of assets and liabilities in foreign currencies                   (1,422)
                                                                          ---------------
    Net unrealized gain on investments                                     $148,650,510
                                                                          ---------------
     Net realized and unrealized gain on investments and foreign
      currency                                                             $258,504,300
                                                                          ---------------
      Increase in net assets from operations                               $259,392,931
                                                                          ---------------

See notes to financial statements

Statement of Changes in Net Assets

----------------------------------------------------------------------------------
Year Ended September 30,                                    1996             1995
----------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                           $      888,631    $   2,005,330
  Net realized gain on investments and foreign
   currency transactions                             109,853,790       47,454,687
  Net unrealized gain on investments and foreign
   currency translation                              148,650,510       68,894,341
                                                  ---------------  ----------------
   Increase in net assets from operations         $  259,392,931    $ 118,354,358
                                                  ---------------  ----------------
Distributions declared to shareholders -
  From net investment income (Class A)            $   (1,746,150)   $    (481,316)
  From net investment income (Class B)                  --                (14,893)
  From net realized loss on investments and
    foreign currency transactions (Class A)          (33,116,571)        (820,736)
  From net realized loss on investments and
    foreign currency transactions (Class B)          (13,804,424)        (118,230)
  From net realized loss on investments and
    foreign currency transactions (Class C)           (1,987,076)         (16,120)
  In excess of net investment income (Class C)            (5,537)         --
                                                  ---------------  ----------------
   Total distributions declared to shareholders   $  (50,659,758)   $  (1,451,295)
                                                  ---------------  ----------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                $1,101,792,673    $ 353,872,982
  Net asset value of shares issued to
   shareholders in reinvestment of distributions      43,699,368        1,571,633
  Cost of shares reacquired                         (277,022,647)    (109,372,045)
                                                  ---------------  ----------------
   Increase in net assets from Fund share
    transactions                                  $  868,469,394    $ 246,072,570
                                                  ---------------  ----------------
    Total increase in net assets                  $1,077,202,567    $ 362,975,633
Net assets:
  At beginning of period                             711,637,934      348,662,301
                                                  ---------------  ----------------
  At end of period (including accumulated
   undistributed net investment income of
   $400,233 and $1,418,529, respectively)         $1,788,840,501    $ 711,637,934
                                                  ---------------  ----------------

See notes to financial statements

Financial Highlights
======================================================================================================
Year Ended September 30,                           1996        1995        1994       1993        1992
------------------------------------------------------------------------------------------------------
                                                Class A
------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $  15.61    $  12.59    $  14.47   $  12.18    $  11.84
                                               --------    --------    --------   --------    --------
Income from investment operations# -
 Net investment incomeS.                       $   0.06    $   0.08    $   0.02   $   0.11    $   0.07
 Net realized and unrealized gain
   on investments and foreign
   currency transactions                           3.88        2.99        1.01       3.15        1.27
                                               --------    --------    --------   --------    --------
  Total from investment operations             $   3.94    $   3.07    $   1.03   $   3.26    $   1.34
                                               --------    --------    --------   --------    --------
Less distributions declared to
  shareholders -
 From net investment income                                                                   $  --
                                               $  (0.05)   $  (0.02)   $  (0.03)  $  (0.07)
 From net realized gain on investments            (0.97)      (0.03)      (2.87)     (0.90)      (1.00)
 In excess of net investment income               --          --          (0.01)     --          --
                                               --------    --------    --------   --------    --------
  Total distributions declared to
    shareholders                               $  (1.02)   $  (0.05)   $  (2.91)  $  (0.97)   $  (1.00)
                                               --------    --------    --------   --------    --------
Net asset value - end of period                $  18.53    $  15.61    $  12.59   $  14.47    $  12.18
                                               --------    --------    --------   --------    --------
Total return++                                   26.54%      24.49%       7.72%     28.87%      11.79%
Ratios (to average net assets)/Supplemental dataS.:
 Expenses##                                       0.91%       0.95%       0.91%      0.90%       0.84%
 Net investment income                            0.36%       0.58%       0.14%      0.36%       0.59%
Portfolio turnover                                  81%         94%         79%        93%         74%
Average commission rate###                     $ 0.0269       --          --         --          --
Net assets at end of period (000 omitted)      $972,353    $507,784    $318,170   $294,019    $240,366

 ++Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.
  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
 S.The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
        Net investment income#                    --       $   0.07    $   0.01      --          --
        Ratios (to average net assets):
         Expenses##                               --          1.05%       1.01%      --          --
         Net investment income                    --          0.48%       0.04%      --          --


See notes to financial statements

Financial Highlights - continued
=======================================================================================================
Year Ended September 30,                           1991        1990        1989       1988         1987
-------------------------------------------------------------------------------------------------------
                                                Class A
-------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $   9.62    $  11.49    $  10.20   $  12.54     $  10.42
                                               --------    --------    --------   --------     --------
Income from investment operations -
 Net investment income                         $   0.27    $   0.36    $   0.39   $   0.23     $   0.19
 Net realized and unrealized gain
   (loss) on investments and foreign currency
   transactions                                    2.21       (1.52)       2.30      (2.19)        4.43
                                               --------    --------    --------   --------     --------
  Total from investment operations             $   2.48    $  (1.16)   $   2.69   $  (1.96)    $   4.62
                                               --------    --------    --------   --------     --------
Less distributions declared to
  shareholders -
 From net investment income                    $  (0.26)   $  (0.36)   $  (0.39)  $  (0.24)    $  (0.19)
 From net realized gain on  investments           --          (0.35)*     (1.01)     (0.14)       (2.31)
                                               --------    --------    --------   --------     --------
  Total distributions declared to
    shareholders                               $  (0.26)   $  (0.71)   $  (1.40)  $  (0.38)    $  (2.50)
                                               --------    --------    --------   --------     --------
Net asset value - end of period                $  11.84    $   9.62    $  11.49   $  10.20     $  12.54
                                               --------    --------    --------   --------     --------
Total return++                                   25.87%    (12.73)%      26.91%   (15.60)%       44.80%
Ratios (to average net assets)/Supplemental data:
 Expenses                                         0.95%       0.83%       0.88%      0.86%        0.73%
 Net investment income                            2.48%       3.21%       3.48%      2.36%        1.51%
Portfolio turnover                                 177%         79%         99%       116%         101%
Net assets at end of period (000 omitted)      $231,316    $202,377    $251,857   $239,616     $321,050

 *For the year ended September 30, 1990, the per share distribution from paid-in capital was $0.0009.
++Total returns for Class A shares do not include the applicable sales charge
  (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
======================================================================================================
Year Ended September 30,                                1996            1995           1994      1993**
------------------------------------------------------------------------------------------------------
                                                     Class B
------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  15.40        $  12.50       $  14.47   $  13.95
                                                    --------        --------       --------   --------
Income from investment operations# -
 Net investment loss                                $  (0.06)       $  (0.03)      $  (0.08)  $  (0.04)
 Net realized and unrealized gain on
   investments and foreign currency transactions        3.82            2.96           1.00       0.56
                                                    --------        --------       --------   --------
  Total from investment operations                  $   3.76        $   2.93       $   0.92   $   0.52
                                                    --------        --------       --------   --------
Less distributions declared to shareholders -
 From net investment income                         $   --          $   --  +++    $  (0.02)  $   --
 From net realized gain on investments                 (0.97)          (0.03)         (2.87)      --
                                                    --------        --------       --------   --------
  Total distributions declared to shareholders      $  (0.97)       $  (0.03)      $  (2.89)  $   --
                                                    --------        --------       --------   --------
Net asset value - end of period                     $  18.19        $  15.40       $  12.50   $  14.47
                                                    --------        --------       --------   --------
Total return                                          25.59%          23.55%          6.91%      3.73%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                            1.66%           1.78%          1.82%      2.33%+
 Net investment loss                                 (0.37)%         (0.21)%        (0.65)%    (0.89)%+
Portfolio turnover                                       81%             94%            79%        93%
Average commission rate###                          $ 0.0269            --             --         --
Net assets at end of period (000 omitted)           $680,456        $178,117       $ 25,672   $    447

  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
  +Annualized.
+++For the year ended September 30, 1995, the per share distribution from net investment income was $0.00003.
 **For the period from the commencement of offering of Class B shares, September 7, 1993 to September 30, 1993.

See notes to financial statements

Financial Highlights - continued
=========================================================================================
Year Ended September 30,                                   1996         1995        1994***
-----------------------------------------------------------------------------------------
                                                       Class C
-----------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  15.42     $  12.51     $  13.18
                                                       --------     --------     --------
Income from investment operations# -
 Net investment loss                                   $  (0.06)    $  (0.02)    $  (0.04)
 Net realized and unrealized gain on
   investments and foreign currency transactions           3.83         2.96         0.62
                                                       --------     --------     --------
  Total from investment operations                     $   3.77     $   2.94     $   0.58
                                                       --------     --------     --------
Less distributions declared to shareholders+++
 In excess of net investment income                    $   --   +++ $   --       $   --
 from net realized gain on investments                    (0.97)       (0.03)       (1.25)
                                                       --------     --------     --------
  Total distributions declared to shareholders         $  (0.97)    $  (0.03)    $  (1.25)
                                                       --------     --------     --------
Net asset value - end of period                        $  18.22     $  15.42     $  12.51
                                                       --------     --------     --------
Total return                                             25.67%       23.58%        4.43%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                               1.67%        1.71%        1.74%+
 Net investment loss                                    (0.38)%      (0.15)%      (0.54)%+
Portfolio turnover                                          81%          94%          79%
Average commission rate###                             $ 0.0269        --           --
Net assets at end of period (000 omitted)              $136,032     $ 25,737     $  4,821

  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
  +Annualized.
***For the period from the commencement of offering of Class C shares,
   January 3, 1994 to September 30, 1994.
+++For the year ended September 30, 1996, the per share distribution in excess of net investment income was $0.0027.

See notes to financial statements

Notes to Financial Statements

(1) Business and Organization
MFS Research Fund (the Fund) is a diversified series of MFS Series Trust V (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended September 30, 1996, $155,240 was reclassified to accumulated undistributed net investment income from accumulated net realized gain on investments due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, and Class C shares. The three classes of shares differ in their respective shareholder servicing agent, and distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed and paid monthly at an effective annual rate of 0.31% of average daily net assets and 4.03% of investment income.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $16,939 for the year ended September 30, 1996.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,332,269 for the year ended September 30, 1996, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer who enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $324,818 for the year ended September 30, 1996. Fees incurred under the distribution plan during the year ended September 30, 1996 were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers who enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $28,216 and $29,789 for Class B and Class C shares, respectively, for the year ended September 30, 1996. Fees incurred under the distribution plans during the year ended September 30, 1996 were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 1996 were $3,234, $407,275, and $6,647 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $1,666,170,520 and $889,942,490, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                   $1,484,842,215
                                 --------------
Gross unrealized appreciation    $  310,134,357
Gross unrealized depreciation       (38,256,682)
                                 --------------
  Net unrealized appreciation    $  271,877,675
                                 --------------

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares                      Year Ended                       Year Ended
                                    September 30, 1996               September 30, 1995
                                    ------------------------------   ----------------------------
                                          Shares            Amount        Shares           Amount
=================================================================================================
Shares sold                           28,748,439     $ 487,826,641    12,798,218     $172,943,634
Shares issued to shareholders in
  reinvestment of distributions        1,940,972        30,104,947       119,182        1,423,980
Shares reacquired                    (10,737,215)     (180,437,578)   (5,659,542)     (74,912,826)
                                     -----------     -------------     ---------     ------------
 Net increase                         19,952,196     $ 337,494,010     7,257,858     $ 99,454,788
                                     -----------     -------------     ---------     ------------

Class B Shares                      Year Ended                       Year Ended
                                    September 30, 1996               September 30, 1995
                                    ------------------------------   ----------------------------
                                          Shares            Amount        Shares           Amount
=================================================================================================
Shares sold                           29,925,009     $ 502,583,896    11,678,569     $158,403,133
Shares issued to shareholders in
  reinvestment of distributions          788,392        12,070,744        11,368          135,681
Shares reacquired                     (4,869,789)      (81,458,430)   (2,178,275)     (29,569,820)
                                     -----------     -------------     ---------     ------------
 Net increase                         25,843,612     $ 433,196,210     9,511,662     $128,968,994
                                     -----------     -------------     ---------     ------------

Class C Shares                      Year Ended                       Year Ended
                                    September 30, 1996               September 30, 1995
                                    ------------------------------   ----------------------------
                                          Shares            Amount        Shares           Amount
=================================================================================================
Shares sold                            6,609,234     $ 111,382,136     1,642,158     $ 22,526,215
Shares issued to shareholders in
  reinvestment of distributions           99,391         1,523,677         1,007           11,972
Shares reacquired                       (910,720)      (15,126,639)     (359,369)      (4,889,399)
                                     -----------     -------------     ---------     ------------
 Net increase                          5,797,905     $  97,779,174     1,283,796     $ 17,648,788
                                     -----------     -------------     ---------     ------------

(6) Line of Credit
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the

Fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating classes at the end of each quarter. The commitment fee allocated to the Fund for the year ended September 30, 1996 was $12,970.

(7) Restricted Securities
The Fund may invest not more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 1996, the Fund owned the following restricted security (constituting 0.68% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such security be registered. The value of this security is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                           Date of        Share
      Description      Acquisition       Amount           Cost          Value
-----------------------------------------------------------------------------
Jarvis Hotels PLC   6/21/96-9/26/96   4,938,595    $13,369,991    $12,127,397
                                                                  -----------

Independent Auditors' Report

To the Trustees of MFS Series Trust V and Shareholders of MFS Research Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Fund (one of the series constituting MFS Series Trust V) as of September 30, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 1996 and 1995, and the financial highlights for each of the years in the ten-year period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Fund at September 30, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE llp
Boston, Massachusetts
November 1, 1996

         --------------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime). This material should be read carefully before investing or sending money.

Stock
-----------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R) Research Fund
MFS(R) Value Fund

Stock and Bond
-----------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

Bond
-----------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
-----------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund

World
-----------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R)/Foreign & Colonial International Growth Fund
MFS(R)/Foreign & Colonial International Growth and Income Fund
MFS(R) World Asset Allocation FundSM
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

National Tax-Free Bond
-----------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

State Tax-Free Bond
-----------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia,
Maryland, Massachusetts, Mississippi, New York, North
Carolina, Pennsylvania, South Carolina, Tennessee,
Virginia, West Virginia

Money Market
-----------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

MFS(R) Research Fund

Trustees
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director,
Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises

Lawrence T. Perera - Partner,
Hemenway & Barnes

William J. Poorvu - Adjunct Professor,
Harvard University Graduate School of
Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive
Vice President, Director and Secretary,
Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director,
Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American
Management Corp. (investment advisers)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Director of Research
Kevin R. Parke*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Auditors
Deloitte & Touche LLP

*Affiliated with the Investment Adviser

Custodian
State Street Bank and Trust Company

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime
from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For current account service, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

Web Site
http://www.mfs.com

--------------------------------------------------------------------------------


[DALBAR             For the third year in a row, MFS earned a #1 ranking in the
 LOGO]              DALBAR, Inc. Broker/Dealer Survey, Main Office Operations
                    Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                             -------------
MFS(R)                             [DALBAR                   Bulk Rate
Research                            LOGO]                    U.S. Postage
Fund                                                         P A I D
                                                             Permit #55638
500 Boylston Street                                          Boston, MA
Boston, MA 02116                                             -------------


[MFS INVESTMENT MANAGEMENT LOGO]



(C)1996 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116


MFR-2-11/96 170.5M  14/214/314


--------------------------------------------------------------------------------

                                     PART C

  ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

                  MFS TOTAL RETURN FUND


                  (A)    FINANCIAL STATEMENTS INCLUDED IN PARTS A AND B:


                            INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:
                               For the ten years ended September 30, 1996:

                                    Financial Highlights


                            INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:
                               At September 30, 1996:

                                    Portfolio of Investments*
                                    Statements of Assets and Liabilities*


                               For the year ended September 30, 1996:
                                    Statement of Operations*

                               For the two years ended September 30, 1996:
                                    Statement of Changes in Net Assets*


                  MFS RESEARCH FUND

                  (A)    FINANCIAL STATEMENTS INCLUDED IN PARTS A AND B:


                            INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:
                               For the ten years ended September 30, 1996:

                                    Financial Highlights


                            INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:
                               At September 30, 1996:

                                    Portfolio of Investments*
                                    Statement of Assets and Liabilities*


                               For the year ended September 30, 1996:
                                    Statement of Operations*

                               For the two years ended September 30, 1996:
                                    Statement of Changes in Net Assets*

-----------------------------

* Incorporated by reference to each of the Fund's Annual Reports to Shareholders dated September 30, 1996 filed with the SEC via EDGAR on December 6, 1996.


                  (B)    EXHIBITS:


                          1   (a)    Amended and Restated Declaration of Trust,
                                     dated December 21, 1994.  (5)

                              (b) Amendment to Declaration of Trust, dated June 20, 1996. (7)

                              (c) Amendment to Declaration of Trust, dated December 19, 1996; filed herewith.

                          2 Amended and Restated By-Laws, dated December 21, 1994. (5)


                          3           Not Applicable


                          4 Form of Certificate representing ownership of the Registrant's Classes of Shares. (6)

                          5   (a)    Investment Advisory Agreement for MFS
                                     Total Return Fund, a series of the Trust, dated January 18, 1985. (5)

                              (b) Amendment No. 1 to Investment Advisory Agreement, dated November 19, 1985. (5)

                              (c)    Investment Advisory Agreement for MFS
                                     Research Fund, a Series of the Trust,
                                     dated September 1, 1993.  (5)

                          6   (a)    Distribution Agreement between the Trust
                                     and MFS Fund Distributors, Inc., dated
                                     January 1, 1995.  (5)

                              (b)    Dealer Agreement between MFS Fund
                                     Distributors, Inc. and a dealer, dated
                                     December 28, 1994 and the Mutual Fund
                                     Agreement between MFD and a bank or NASD affiliate, dated December 28, 1994. (1)

                          7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (5)

                          8   (a)    Custodian Contract between Registrant
                                     (formerly known as Massachusetts Financial
                                     Total Return Trust) and Investors Bank and
                                     Trust Company, dated October 1, 1991. (5)

                              (b) Amendment No. 1 to Custodian Contract, dated April 21, 1992. (5)

                          9   (a)    Shareholder Servicing Agent Agreement
                                     between the Registrant and Massachusetts
                                     Financial Service Center, Inc., dated
                                     August 1, 1985. (5)

                              (b) Amendment to Shareholder Servicing Agent Agreement to add Class P shares, dated September 3, 1996; filed herewith.

                              (c)    Exchange Privilege Agreement, dated
                                     September 1, 1995.  (2)

                              (d) Loan Agreement by and among the Banks named therein, the MFS Funds named therein and The First National Bank of Boston dated February 21, 1995. (3)

                              (e) Agreement and Plan of Reorganization dated January 15, 1985 between Registrant and Massachusetts Financial Development Fund, Inc. (5).

                              (f) Dividend Disbursing Agency Agreement dated February 1, 1986. (5)

                              10 Opinion and Consent of Counsel for the fiscal year ended September 30, 1996 filed with Registrant's Rule 24f-2 Notice on November 25, 1996.

                              11 Consent of Deloitte & Touche, LLP - MFS Total Return Fund and Research Fund; filed herewith.


                         12          Not Applicable.

                         13          Not Applicable.


                              14 (a) Forms for Individual Retirement Account Disclosure Statement as currently in effect. (4)

                              (b) Forms for MFS 403(b) Custodial Account Agreement as currently in effect. (4)

                              (c) Forms for MFS Prototype Paired Defined Contribution Plans and Trust Agreement as currently in effect. (4)

                              15 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997. (8)

                              16 Schedule of Computation for Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return, Standardized Yield and Current Distribution Rate. (1)

                              17 Financial Data Schedules for Class A, B and C of each Series; filed herewith.


                              18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (6)

                              Power of Attorney dated September 21, 1994. (5)


(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC on February 22, 1995.
(2) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 28 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on January 26, 1996.
(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the SEC via EDGAR on August 28, 1996.
(8) Incorporated by reference to MFS Series Trust IV (File No. 33-34502 and 811-2594) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on December 27, 1996.

 ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


                  Not applicable.


 ITEM 26.         NUMBER OF HOLDERS OF SECURITIES


                  FOR MFS TOTAL RETURN FUND

                      (1)                                             (2)
            TITLE OF CLASS                             NUMBER OF RECORD HOLDERS


            Class A Shares of Beneficial Interest                    154,479
                      (without par value)              (as of December 31, 1996)

            Class B Shares of Beneficial Interest                     91,851
                      (without par value)              (as of December31, 1996)

            Class C Shares of Beneficial Interest                      4,722
                      (without par value)              (as of December 31, 1996)

            Class I Shares of Beneficial Interest                          0
                      (without par value)              (as of December 31, 1996)


            FOR MFS RESEARCH FUND


            Class A Shares of Beneficial Interest                     73,700
                      (without par value)              (as of December 31, 1996)

            Class B Shares of Beneficial Interest                     73,054
                      (without par value)              (as of December 31, 1996)

            Class C Shares of Beneficial Interest                     10,348
                      (without par value)              (as of December 31, 1996)

            Class I Shares of Beneficial Interest                          0
                      (without par value)              (as of December 31, 1996)


 ITEM 27.         INDEMNIFICATION

                  Reference is hereby made to (a) Article V of Registrant's Declaration of Trust amended and restated, December 21, 1994, filed with Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on January 26, 1996; (b) Section 9 of the Shareholder Servicing Agent Agreement filed with Registrant's Post-Effective Amendment No. 41, filed with the SEC via EDGAR on January 26, 1996; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form S-5.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


                  MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series:
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Fund (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

                  MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

                  Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

                  MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

                  MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  MFS

                  The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

                  A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

                  MFS SERIES TRUST II

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS GOVERNMENT MARKETS INCOME TRUST
                  MFS INTERMEDIATE INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST III

                  A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST IV
                  MFS SERIES TRUST IX

                  A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VII

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VIII

                  A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL SERIES TRUST

                  A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel
E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS VARIABLE INSURANCE TRUST
                  MFS UNION STANDARD TRUST
                  MFS INSTITUTIONAL TRUST

                  A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MULTIMARKET INCOME TRUST
                  MFS CHARTER INCOME TRUST

                  A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SPECIAL VALUE TRUST

                  A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MIL

                  A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Senior Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MIL-UK

                  A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, James E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MIL FUNDS

                  A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

                  MFS MERIDIAN FUNDS

                  A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

                  MFD

                  A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

                  CIAI

                  A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFSC

                  A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFSI

                  A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  RSI

                  William W. Scott, Jr. and Bruce C. Avery are Directors, Arnold
D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

                  A. Keith Brodkin       Director, Sun Life Assurance Company
                                          of Canada (U.S.), One Sun Life
                                          Executive Park, Wellesley Hills,
                                          Massachusetts Director, Sun Life
                                          Insurance and Annuity Company of New
                                          York, 67 Broad Street, New York, New
                                          York

                  Donald A. Stewart      President and a Director, Sun Life
                                          Assurance Company of Canada, Sun Life
                                          Centre, 150 King Street West, Toronto,
                                          Ontario, Canada (Mr. Stewart is also
                                          an officer and/or Director of various
                                          subsidiaries and affiliates of Sun
                                          Life)

                  John D. McNeil         Chairman, Sun Life Assurance Company
                                          of Canada, Sun Life Centre, 150 King
                                          Street West, Toronto, Ontario, Canada
                                          (Mr. McNeil is also an officer and/or
                                          Director of various subsidiaries and
                                          affiliates of Sun Life)

                  Joseph W. Dello Russo  Director of Mutual Fund Operations,
                                          The Boston Company, Exchange Place,
                                          Boston, Massachusetts (until August,
                                          1994)


ITEM 29.          DISTRIBUTORS

                  (a)    Reference is hereby made to Item 28 above.

                  (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

                  (c)    Not applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                                NAME                            ADDRESS

                  Massachusetts Financial                500 Boylston Street
                      Services Company                   Boston, MA  02116
                      (investment adviser)

                  MFS Fund Distributors, Inc.            500 Boylston Street
                      (principal underwriter)            Boston, MA  02116

                  Investors Bank & Trust                 89 South Street
                      Company   Boston, MA  02111
                      (custodian)

                  MFS Service Center, Inc.               500 Boylston Street
                      (transfer agent)                   Boston, Mass.  02116

ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 32.          UNDERTAKINGS

                  (a)        Not Applicable.

                  (b)        Not Applicable.

                  (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in
Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  (d) The registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of January, 1997.

                                   MFS SERIES TRUST V

                                   By:     JAMES R. BORDEWICK, JR.
                                           -----------------------
                                   Name:   James R. Bordewick, Jr.
                                   Title:  Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on January 27, 1997.

             SIGNATURE             TITLE

A. KEITH BRODKIN*
----------------------------       Chairman, President (Principal
A. Keith Brodkin                   Executive Officer) and Trustee

W. THOMAS LONDON*
----------------------------       Treasurer (Principal Financial Officer
W. Thomas London                   and Principal Accounting Officer)

RICHARD B. BAILEY*
----------------------------       Trustee
Richard B. Bailey

PETER G. HARWOOD*
----------------------------       Trustee
Peter G. Harwood

J. ATWOOD IVES*
----------------------------       Trustee
J. Atwood Ives

LAWRENCE T. PERERA*
----------------------------       Trustee
Lawrence T. Perera

WILLIAM J. POORVU*
----------------------------       Trustee
William J. Poorvu

CHARLES W. SCHMIDT*
----------------------------       Trustee
Charles W. Schmidt

ARNOLD D. SCOTT*
----------------------------       Trustee
Arnold D. Scott

JEFFREY L. SHAMES*
----------------------------       Trustee
Jeffrey L. Shames

ELAINE R. SMITH*
----------------------------       Trustee
Elaine R. Smith

DAVID B. STONE*
----------------------------       Trustee
David B. Stone


                                  *By:     JAMES R. BORDEWICK, JR.
                                           -----------------------
                                  Name:    James R. Bordewick, Jr.
                                             as Attorney-in-fact

                                  Executed by James R. Bordewick, Jr. on
                                  behalf of those indicated pursuant to a
                                  Power of Attorney dated
                                  September 21, 1994, incorporated by
                                  reference to the Registrant's Post-
                                  Effective Amendment No. 41 filed with the
                                  Securities and Exchange Commission via
                                  EDGAR on January 26, 1996.

                                INDEX TO EXHIBITS

EXHIBIT NO.            DESCRIPTION OF EXHIBIT                      PAGE NO.


     1     (c)   Amendment to Declaration of Trust for
                   Redesignation of Class P Shares as Class I
                   Shares, dated December 19, 1996.

     9     (b)   Amendment to Shareholder Servicing Agent
                   Agreement to add Class P shares, dated
                   September 3, 1996.

     11          Consent of Deloitte & Touche, LLP - MFS
                   Total Return Fund and Research Fund.

     17          Financial Data Schedules for Class A, B
                   and C of each Series.